Hartford Balanced HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 68.3%
	Automobiles & Components - 0.8%
488,115	Gentex Corp.	$17,411,062

	Banks - 4.9%
387,162	Bank of America Corp.	14,979,298
275,961	JP Morgan Chase & Co.	42,009,543
121,016	PNC Financial Services Group, Inc.	21,227,416
412,380	Truist Financial Corp.	24,050,002

		102,266,259

	Capital Goods - 6.6%
154,003	Fortune Brands Home & Security, Inc.	14,756,567
92,799	General Dynamics Corp.	16,848,586
273,650	Johnson Controls International plc	16,328,696
81,404	L3Harris Technologies, Inc.	16,498,963
55,849	Lockheed Martin Corp.	20,636,205
105,701	Middleby Corp.*	17,519,941
594,355	nVent Electric plc	16,588,448
252,471	Raytheon Technologies Corp.	19,508,434

		138,685,840

	Commercial & Professional Services - 1.0%
210,650	IHS Markit Ltd.	20,386,707

	Consumer Durables & Apparel - 1.1%
225,951	Lennar Corp. Class A	22,873,020

	Consumer Services - 0.9%
8,313	Booking Holdings, Inc.*	19,367,960

	Diversified Financials - 1.7%
22,886	BlackRock, Inc.	17,255,129
236,350	Blackstone Group, Inc. Class A	17,615,165

		34,870,294

	Energy - 0.9%
124,383	Pioneer Natural Resources Co.	19,754,508

	Food, Beverage & Tobacco - 1.7%
590,965	Keurig Dr Pepper, Inc.	20,311,467
272,904	Mondelez International, Inc. Class A	15,973,071

		36,284,538

	Health Care Equipment & Services - 6.9%
80,950	Anthem, Inc.	29,057,002
76,032	Becton Dickinson and Co.	18,487,181
456,899	Boston Scientific Corp.*	17,659,146
251,825	Centene Corp.*	16,094,136
191,990	Medtronic plc	22,679,779
109,353	UnitedHealth Group, Inc.	40,686,971

		144,664,215

	Insurance - 3.6%
116,583	Assurant, Inc.	16,527,972
136,554	Chubb Ltd.	21,571,435
294,144	MetLife, Inc.	17,881,014
205,695	Progressive Corp.	19,666,499

		75,646,920

	Materials - 2.5%
127,015	Celanese Corp.	19,028,117
136,811	FMC Corp.	15,132,665
380,675	Sealed Air Corp.	17,442,528

		51,603,310

	Media & Entertainment - 7.3%
36,515	Alphabet, Inc. Class C*	75,536,024
548,099	Comcast Corp. Class A	29,657,637

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
162,539	Facebook, Inc. Class A*	$47,872,612

		153,066,273

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
283,839	AstraZeneca plc ADR(1)	14,112,475
27,610	Biogen, Inc.*	7,723,898
138,842	Eli Lilly & Co.	25,938,463
153,842	Novartis AG	13,150,516
826,561	Pfizer, Inc.	29,946,305
52,379	Roche Holding AG	16,967,816
71,300	Vertex Pharmaceuticals, Inc.*	15,321,657

		123,161,130

	Real Estate - 0.8%
416,677	Gaming and Leisure Properties, Inc. REIT	17,679,605

	Retailing - 3.2%
11,702,200	Allstar Co.*(2)(3)(4)	14,697,963
100,301	Home Depot, Inc.	30,616,880
278,823	TJX Cos., Inc.	18,444,142
67,006	Tory Burch LLC*(2)(3)(5)	3,659,877

		67,418,862

	Semiconductors & Semiconductor Equipment - 3.2%
115,206	Analog Devices, Inc.	17,866,147
47,085	KLA Corp.	15,556,884
197,197	Micron Technology, Inc.*	17,394,747
89,266	Qorvo, Inc.*	16,308,898

		67,126,676

	Software & Services - 9.3%
218,083	Amdocs Ltd.	15,298,522
119,355	Automatic Data Processing, Inc.	22,494,837
115,354	Fidelity National Information Services, Inc.	16,219,926
78,989	Global Payments, Inc.	15,922,603
377,320	Microsoft Corp.	88,960,736
106,411	salesforce.com, Inc.*	22,545,299
101,200	VMware, Inc. Class A*(1)	15,225,540

		196,667,463

	Technology Hardware & Equipment - 3.5%
676,181	Cisco Systems, Inc.	34,965,320
525,208	Corning, Inc.	22,851,800
78,325	F5 Networks, Inc.*	16,340,161

		74,157,281

	Transportation - 1.8%
388,689	Knight-Swift Transportation Holdings, Inc.	18,692,054
91,632	Union Pacific Corp.	20,196,609

		38,888,663

	Utilities - 0.8%
364,439	Exelon Corp.	15,940,562

	Total Common Stocks (cost $882,032,240)	$1,437,921,148

Asset & Commercial Mortgage-Backed Securities - 2.2%
	Asset-Backed - Automobile - 0.2%
$ 716,382	Chesapeake Funding LLC 0.87%, 08/16/2032(6)	719,857
20,956	1.91%, 08/15/2029(6)	20,967
1,810,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(6)	1,826,713
545,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	543,824

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 743,525	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(6)	$752,711

		3,864,072

	Asset-Backed - Credit Card - 0.0%
575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(6)	575,027

	Commercial Mortgage-Backed Securities - 0.3%
840,000	BAMLL Commercial Mortgage Securities Trust 4.09%, 08/10/2038(6)(7)	944,740
255,000	BFLD Trust 2.16%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(6)(8)	257,555
	FREMF Mortgage Trust
160,000	3.51%, 11/25/2045(6)(7)	166,357
790,000	3.54%, 02/25/2052(6)(7)	830,287
810,000	3.65%, 10/25/2052(6)(7)	869,142
285,000	3.68%, 01/25/2048(6)(7)	308,542
160,000	3.70%, 04/25/2048(6)(7)	172,393
200,000	3.78%, 10/25/2048(6)(7)	216,021
160,000	3.88%, 02/25/2050(6)(7)	171,649
1,015,000	4.08%, 09/25/2025(6)(7)	1,105,420
260,000	4.16%, 04/25/2049(6)(7)	286,872
295,000	Life Mortgage Trust 0.81%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(6)(8)	295,158
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(6)(7)	957,190

		6,581,326

	Other Asset-Backed Securities - 1.4%
271,940	Aaset Trust 3.84%, 05/15/2039(6)	269,806
615,000	Affirm Asset Securitization Trust 0.88%, 08/15/2025(6)	615,415
	Bayview Koitere Fund Trust
636,365	3.50%, 07/28/2057(6)(7)	653,543
337,594	4.00%, 11/28/2053(6)(7)	347,221
	Bayview Opportunity Master Fund Trust
327,771	3.50%, 01/28/2055(6)(7)	336,427
356,547	3.50%, 06/28/2057(6)(7)	365,079
480,454	4.00%, 10/28/2064(6)(7)	493,494
1,225,000	BlueMountain CLO Ltd. 1.63%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(6)(8)	1,226,699
	Castlelake Aircraft Structured Trust
271,841	3.47%, 01/15/2046(6)	276,027
487,585	3.97%, 04/15/2039(6)	486,548
	CF Hippolyta LLC
345,000	1.53%, 03/15/2061(6)	343,815
1,139,528	1.69%, 07/15/2060(6)	1,147,789
170,000	1.98%, 03/15/2061(6)	169,832
1,705,000	CIFC Funding Ltd. 1.27%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(6)(8)	1,705,119
	DB Master Finance LLC
310,275	3.79%, 05/20/2049(6)	316,602
275,800	4.02%, 05/20/2049(6)	291,656
236,413	GreatAmerica Leasing Receivables Funding LLC 2.83%, 06/17/2024(6)	238,401
	Horizon Aircraft Finance Ltd.
290,812	3.43%, 11/15/2039(6)	287,060
232,343	3.72%, 07/15/2039(6)	232,067
209,199	Mach I 3.47%, 10/15/2039(6)	210,443
2,635,000	Madison Park Funding Ltd. 0.99%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(6)(8)	2,627,551
750,000	Magnetite Ltd. 1.50%, 01/15/2034, 3 mo. USD LIBOR + 1.400%(6)(8)	750,059

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,690,000	Magnetite VII Ltd. 1.04%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(6)(8)	$2,690,258
1,615,000	Magnetite XVIII Ltd. 1.69%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(6)(8)	1,612,290
211,429	MAPS Ltd. 4.46%, 03/15/2044(6)	214,038
	Mill City Mortgage Loan Trust
97,989	2.50%, 04/25/2057(6)(7)	98,787
432,979	2.75%, 01/25/2061(6)(7)	441,610
	MMAF Equipment Finance LLC
66,186	2.21%, 10/17/2022(6)	66,313
1,000,000	2.21%, 12/15/2032(6)	1,020,270
1,580,000	Neuberger Berman Loan Advisers CLO Ltd. 1.55%, 10/18/2029, 3 mo. USD LIBOR + 1.350%(6)(8)	1,580,006
500,000	Octagon Investment Partners Ltd. 1.62%, 01/25/2031, 3 mo. USD LIBOR + 1.400%(6)(8)	496,885
2,025,000	SCF Equipment Leasing 0.83%, 08/21/2028(6)	2,009,821
204,104	Springleaf Funding Trust 3.48%, 05/15/2028(6)	204,467
	START Ltd.
17,782	3.54%, 11/15/2044(6)	17,525
188,171	4.09%, 03/15/2044(6)	188,901
	Towd Point Mortgage Trust
224,598	2.25%, 04/25/2056(6)(7)	226,259
504,517	2.75%, 10/25/2056(6)(7)	513,118
131,007	2.75%, 04/25/2057(6)(7)	132,966
463,656	2.75%, 06/25/2057(6)(7)	478,037
222,218	3.00%, 01/25/2058(6)(7)	228,839
2,412,721	Treman Park CLO Ltd. 1.29%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(6)(8)	2,412,393
	Vantage Data Centers LLC
1,150,000	1.65%, 09/15/2045(6)	1,150,393
334,617	3.19%, 07/15/2044(6)	348,521

		29,522,350

	Whole Loan Collateral CMO - 0.3%
346,463	Angel Oak Mortgage Trust 2.62%, 11/25/2059(6)(7)	352,567
126,068	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(6)(7)	128,379
	Deephaven Residential Mortgage Trust
76,353	2.45%, 06/25/2047(6)(7)	76,563
20,231	2.73%, 12/26/2046(6)(7)	20,225
111,134	3.56%, 04/25/2059(6)(7)	111,526
	Fannie Mae Connecticut Avenue Securities
570,465	2.31%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(8)	576,002
477,682	4.36%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(8)	496,976
347,627	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(8)	358,051
319,986	6.01%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(8)	338,405
430,407	MetLife Securitization Trust 3.00%, 04/25/2055(6)(7)	446,487
596,996	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(6)(7)	633,340
819,582	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	881,763
364,818	Verus Securitization Trust 3.21%, 05/25/2059(6)(7)	365,661

		4,785,945

	Total Asset & Commercial Mortgage-Backed Securities (cost $44,939,978)	$45,328,720

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 13.9%
	Aerospace/Defense - 0.5%
$ 850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(6)	$935,309
220,000	BAE Systems plc 3.40%, 04/15/2030(6)	233,363
	Boeing Co.
1,545,000	1.43%, 02/04/2024	1,547,719
2,040,000	2.20%, 02/04/2026	2,032,819
911,000	3.25%, 03/01/2028(1)	931,621
375,000	3.45%, 11/01/2028	384,579
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041(1)	683,038
	Teledyne Technologies, Inc.
1,255,000	2.25%, 04/01/2028	1,248,001
1,005,000	2.75%, 04/01/2031	1,000,568
	United Technologies Corp.
685,000	3.95%, 08/16/2025	760,521
1,500,000	4.13%, 11/16/2028	1,688,234

		11,445,772

	Agriculture - 0.3%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	584,995
280,000	5.80%, 02/14/2039	341,401
3,985,000	BAT Capital Corp. 3.56%, 08/15/2027	4,234,704
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(6)	1,100,076
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	386,938

		6,648,114

	Airlines - 0.2%
2,147,733	Continental Airlines, Inc. 5.98%, 10/19/2023	2,192,184
749,909	Southwest Airlines Co. 6.15%, 02/01/2024	784,559
131,886	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	133,378

		3,110,121

	Auto Manufacturers - 0.4%
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,354,490
1,245,000	3.95%, 04/13/2024	1,339,820
1,625,000	Hyundai Capital America 0.80%, 04/03/2023(6)	1,621,585
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(6)	987,447

		7,303,342

	Beverages - 0.2%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
310,000	4.70%, 02/01/2036	362,909
280,000	4.90%, 02/01/2046	331,638
	Anheuser-Busch InBev Worldwide, Inc.
480,000	4.00%, 04/13/2028	534,662
220,000	4.38%, 04/15/2038	249,535
430,000	4.50%, 06/01/2050	486,513
535,000	4.60%, 04/15/2048	611,814
580,000	4.60%, 06/01/2060	651,511
275,000	Constellation Brands, Inc. 2.88%, 05/01/2030	280,793

		3,509,375

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Biotechnology - 0.2%
$ 1,350,000	Amgen, Inc. 2.30%, 02/25/2031	$1,336,074
1,480,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	1,309,100
1,445,000	Royalty Pharma plc 3.55%, 09/02/2050(6)	1,372,737

		4,017,911

	Commercial Banks - 3.9%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,255,418
600,000	3.85%, 04/12/2023	636,843
	Bank of America Corp.
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(9)	1,928,448
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(9)	1,746,376
4,225,000	4.20%, 08/26/2024	4,658,572
	Barclays plc
1,310,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(9)	1,277,019
2,740,000	3.20%, 08/10/2021	2,767,121
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(9)	1,079,278
1,320,000	4.34%, 01/10/2028	1,464,160
	BNP Paribas S.A.
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(6)(9)	873,624
1,000,000	3.38%, 01/09/2025(6)	1,073,090
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(6)	2,490,223
3,625,000	5.70%, 10/22/2023(6)	4,050,185
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,027,820
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,695,797
2,155,000	Commonwealth Bank of Australia 2.69%, 03/11/2031(6)	2,087,592
1,350,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(6)(9)	1,318,012
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(6)	1,100,524
535,000	3.75%, 04/24/2023(6)	568,666
790,000	4.38%, 03/17/2025(6)	867,030
	Credit Suisse Group AG
530,000	3.57%, 01/09/2023(6)	540,878
250,000	3.63%, 09/09/2024	270,904
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,535,076
1,885,000	3.80%, 09/15/2022	1,963,241
	Danske Bank A/S
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(6)(9)	1,844,075
775,000	3.88%, 09/12/2023(6)	829,664
440,000	5.00%, 01/12/2022(6)	454,483
575,000	5.38%, 01/12/2024(6)	641,132
785,000	Deutsche Bank AG 4.25%, 10/14/2021	799,909
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(9)	1,287,770
510,000	3.80%, 03/15/2030	561,351
1,150,000	6.25%, 02/01/2041	1,620,374

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	HSBC Holdings plc
$ 2,085,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(9)	$2,050,797
2,245,000	2.36%, 08/18/2031, (2.36% fixed rate until 08/18/2030; 3 mo. USD SOFR + 1.947% thereafter)(9)	2,158,933
2,625,000	3.60%, 05/25/2023	2,793,333
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(9)	616,058
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(9)	387,055
2,240,000	3.25%, 09/23/2022	2,336,928
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(9)	766,257
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(9)	921,555
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,561,665
1,000,000	3.70%, 10/23/2024	1,094,661
3,750,000	National Australia Bank Ltd. 2.33%, 08/21/2030(6)	3,539,772
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(6)	5,008,947
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,832,258
1,130,000	Standard Chartered plc 0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(6)(9)	1,123,613
1,660,000	Truist Financial Corp. 3.20%, 09/03/2021	1,676,208
1,900,000	UBS Group AG 3.00%, 04/15/2021(6)	1,901,471
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,779,131

		81,863,297

	Commercial Services - 0.1%
245,000	CommonSpirit Health 4.35%, 11/01/2042	269,737
1,045,000	ERAC USA Finance LLC 5.63%, 03/15/2042(6)	1,350,365

		1,620,102

	Construction Materials - 0.1%
972,000	Carrier Global Corp. 2.72%, 02/15/2030	980,171
996,000	Johnson Controls International plc 4.95%, 07/02/2064(10)	1,199,834

		2,180,005

	Diversified Financial Services - 0.7%
3,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028(1)	3,309,441
	Avolon Holdings Funding Ltd.
540,000	2.13%, 02/21/2026(6)	516,298
2,675,000	2.75%, 02/21/2028(6)	2,512,004
2,860,000	Charles Schwab Corp. 2.00%, 03/20/2028	2,868,937
2,125,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	1,946,134
2,886,199	Postal Square L.P. 8.95%, 06/15/2022	3,052,911
1,220,000	Societe Generale S.A. 3.25%, 01/12/2022(1)(6)	1,246,155

		15,451,880

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Electric - 0.9%
	Cleco Corporate Holdings LLC
$ 650,000	3.38%, 09/15/2029	$654,533
1,030,000	3.74%, 05/01/2026	1,117,518
555,000	4.97%, 05/01/2046	611,181
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(6)	2,003,853
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	493,138
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,594,037
370,000	Evergy Metro, Inc. 2.25%, 06/01/2030	365,127
245,000	Georgia Power Co. 4.75%, 09/01/2040	284,444
1,275,000	Indianapolis Power and Light Co.(AMBAC Insured) 6.60%, 06/01/2037(1)(6)	1,712,634
1,445,000	ITC Holdings Corp. 2.95%, 05/14/2030(6)	1,471,908
506,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(6)	547,965
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(6)	335,857
645,000	4.28%, 12/15/2028(6)	727,898
945,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	1,093,234
165,000	PacifiCorp 4.13%, 01/15/2049	183,206
	San Diego Gas & Electric Co.
2,715,000	1.70%, 10/01/2030	2,548,786
90,000	3.75%, 06/01/2047	95,282
25,000	4.15%, 05/15/2048	28,066
	SCE Recovery Funding LLC
520,000	0.86%, 11/15/2031	503,677
220,000	1.94%, 05/15/2038	205,466
125,000	2.51%, 11/15/2043	117,686
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,099,618
385,000	4.40%, 07/01/2046	427,571
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	376,097

		18,598,782

	Environmental Control - 0.1%
1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	1,469,234

	Food - 0.1%
	Conagra Brands, Inc.
900,000	1.38%, 11/01/2027	866,443
455,000	4.60%, 11/01/2025	516,309
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	284,069
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(6)	519,360

		2,186,181

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(6)	351,352
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(6)	1,963,155

		2,314,507

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Healthcare-Products - 0.2%
$ 2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(6)	$2,825,124
	Boston Scientific Corp.
1,530,000	2.65%, 06/01/2030	1,541,886
135,000	4.00%, 03/01/2029	149,626

		4,516,636

	Healthcare-Services - 0.6%
1,510,000	Anthem, Inc. 2.25%, 05/15/2030	1,482,281
475,000	Children’s Hospital 2.93%, 07/15/2050	432,753
	CommonSpirit Health
80,000	4.19%, 10/01/2049	86,030
590,000	4.20%, 08/01/2023	636,711
125,000	Cottage Health Obligated Group 3.30%, 11/01/2049	126,804
	Dignity Health
714,000	3.81%, 11/01/2024	770,093
1,353,000	4.50%, 11/01/2042	1,529,440
425,000	HCA, Inc. 5.25%, 06/15/2049	518,461
420,000	Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	400,961
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,519,657
1,210,000	4.30%, 07/01/2028	1,386,556
615,000	Sutter Health 2.29%, 08/15/2030	603,679
	Toledo Hospital (AGM Insured)
900,000	5.33%, 11/15/2028	1,037,278
330,000	5.75%, 11/15/2038	386,270
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	348,081
125,000	2.90%, 05/15/2050	119,300
1,440,000	3.75%, 07/15/2025	1,594,183

		12,978,538

	Insurance - 0.7%
420,000	AIA Group Ltd. 3.38%, 04/07/2030(6)	447,283
375,000	American International Group, Inc. 4.38%, 06/30/2050	426,786
2,815,000	Athene Global Funding 2.50%, 03/24/2028(6)	2,806,159
840,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	903,797
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(6)	1,157,160
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(6)	219,363
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(6)	131,719
428,000	4.57%, 02/01/2029(6)	495,961
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	807,824
1,000,000	MetLife, Inc. 3.60%, 04/10/2024	1,086,417
2,130,000	Nationwide Mutual Insurance Co. 4.35%, 04/30/2050(6)	2,229,365
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(6)	132,599
870,000	Prudential plc 3.13%, 04/14/2030	917,046

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	$2,497,848

		14,259,327

	IT Services - 0.2%
	Apple, Inc.
546,000	3.25%, 02/23/2026	596,100
1,360,000	3.45%, 05/06/2024	1,477,633
1,675,000	International Business Machines Corp. 3.30%, 05/15/2026	1,823,752

		3,897,485

	Lodging - 0.0%
565,000	Genting New York LLC 3.30%, 02/15/2026(6)	563,781

	Machinery-Diversified - 0.0%
	Otis Worldwide Corp.
140,000	2.57%, 02/15/2030	140,911
295,000	3.11%, 02/15/2040	289,217
525,000	3.36%, 02/15/2050	510,769

		940,897

	Media - 0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital
85,000	3.70%, 04/01/2051	79,258
243,000	4.80%, 03/01/2050	259,950
187,000	5.13%, 07/01/2049	209,821
	Comcast Corp.
1,500,000	4.40%, 08/15/2035	1,751,902
585,000	4.60%, 10/15/2038	704,634
2,000,000	Cox Communications, Inc. 4.80%, 02/01/2035(6)	2,348,597
585,000	Discovery Communications LLC 4.65%, 05/15/2050	643,245
2,386,000	Sky Ltd. 3.75%, 09/16/2024(6)	2,620,300
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	513,905
250,000	7.30%, 07/01/2038	346,586
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	149,023
385,000	Walt Disney Co. 4.00%, 10/01/2023(1)	417,270

		10,044,491

	Oil & Gas - 0.5%
1,545,000	Aker BP ASA 4.00%, 01/15/2031(6)	1,609,421
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(6)	1,222,662
100,000	ConocoPhillips Co. 4.95%, 03/15/2026	115,992
	Equinor ASA
160,000	2.45%, 01/17/2023	165,965
85,000	2.88%, 04/06/2025	90,728
2,470,000	3.00%, 04/06/2027	2,643,777
125,000	3.25%, 11/10/2024	135,283
2,425,000	Hess Corp. 7.30%, 08/15/2031	3,094,428
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(6)	654,662
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,433,630

		11,166,548

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Pharmaceuticals - 0.5%
	AbbVie, Inc.
$ 645,000	3.45%, 03/15/2022	$659,857
975,000	3.80%, 03/15/2025	1,066,273
315,000	4.25%, 11/21/2049	354,884
845,000	4.45%, 05/14/2046	970,938
600,000	4.85%, 06/15/2044	725,357
800,000	5.00%, 12/15/2021	815,913
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(6)	1,028,617
955,000	Cigna Corp. 4.38%, 10/15/2028	1,087,503
289,000	CVS Health Corp. 4.30%, 03/25/2028	328,102
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(6)	2,055,679
650,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 07/09/2050	615,877

		9,709,000

	Pipelines - 0.4%
	Energy Transfer Operating L.P.
180,000	4.95%, 06/15/2028	201,324
872,000	7.60%, 02/01/2024	1,001,331
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	98,144
145,000	3.95%, 01/31/2060	144,770
3,085,000	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(6)	2,988,589
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(6)	614,707
100,000	3.45%, 10/15/2027(6)	103,152
945,000	Sunoco Logistics Partners Operations L.P. 5.35%, 05/15/2045	988,999
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	473,427
2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	2,531,812

		9,146,255

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
375,000	4.40%, 02/15/2026	421,997
400,000	5.00%, 02/15/2024	446,085
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	2,069,605
1,235,000	Brixmor Operating Partnership L.P. 2.25%, 04/01/2028	1,210,880
2,505,000	Crown Castle International Corp. 2.10%, 04/01/2031	2,356,430
985,000	Equinix, Inc. 3.00%, 07/15/2050	865,287
2,000,000	Healthpeak Properties, Inc. 4.00%, 06/01/2025	2,209,922
	SBA Tower Trust
300,000	1.88%, 07/15/2050(6)	303,514
470,000	2.84%, 01/15/2050(6)	492,938
225,000	3.45%, 03/15/2048(6)	236,924
1,171,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(6)	1,262,415
	VEREIT Operating Partnership L.P.
395,000	2.20%, 06/15/2028	387,312
170,000	2.85%, 12/15/2032	164,492
1,160,000	3.10%, 12/15/2029	1,184,150

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	VEREIT Operating Partnership L.P.
$ 780,000	3.40%, 01/15/2028	$821,938

		14,433,889

	Retail - 0.1%
1,000,000	AutoZone, Inc. 3.25%, 04/15/2025	1,069,245
685,000	CVS Health Corp. 4.88%, 07/20/2035	805,294
350,000	McDonald’s Corp. 3.63%, 09/01/2049	362,707

		2,237,246

	Semiconductors - 0.2%
375,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	407,334
	Broadcom, Inc.
510,000	3.50%, 02/15/2041(6)	485,491
160,000	4.15%, 11/15/2030	172,880
2,275,000	Microchip Technology, Inc. 0.97%, 02/15/2024(6)	2,270,600

		3,336,305

	Software - 0.2%
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,696,105
1,000,000	2.92%, 03/17/2052	975,097
	Oracle Corp.
1,565,000	3.60%, 04/01/2050	1,515,978
315,000	3.85%, 04/01/2060	308,024
665,000	3.95%, 03/25/2051	681,897

		5,177,101

	Telecommunications - 0.9%
	AT&T, Inc.
1,930,000	3.10%, 02/01/2043	1,795,951
2,075,000	3.50%, 09/15/2053(6)	1,908,372
2,185,000	4.45%, 04/01/2024	2,396,461
1,125,000	British Telecommunications plc 3.25%, 11/08/2029(6)	1,175,821
450,000	Deutsche Telekom International Finance B.V. 3.60%, 01/19/2027(6)	492,871
576,000	Orange S.A. 9.00%, 03/01/2031	890,555
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(6)	2,612,508
	T-Mobile USA, Inc.
1,865,000	2.05%, 02/15/2028(6)	1,831,784
765,000	3.30%, 02/15/2051(6)	714,946
75,000	3.60%, 11/15/2060(6)	71,422
180,000	4.50%, 04/15/2050(6)	201,715
	Telefonica Emisiones S.A.
1,035,000	5.21%, 03/08/2047	1,210,288
300,000	5.52%, 03/01/2049	365,561
	Verizon Communications, Inc.
950,000	2.99%, 10/30/2056(6)	835,568
781,000	4.52%, 09/15/2048	903,261
222,000	4.67%, 03/15/2055	263,447
715,000	4.75%, 11/01/2041	852,331
283,000	4.81%, 03/15/2039	337,946

		18,860,808

	Transportation - 0.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(6)	163,138

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
$ 1,100,000	3.38%, 02/01/2022(6)	$1,120,286
2,850,000	3.95%, 03/10/2025(6)	3,110,290
465,000	Union Pacific Corp. 3.75%, 02/05/2070	473,668

		4,867,382

	Trucking & Leasing - 0.2%
2,880,000	DAE Funding LLC 3.38%, 03/20/2028(6)	2,857,248
1,465,000	NTT Finance Corp. 1.16%, 04/03/2026(6)	1,444,980

		4,302,228

	Total Corporate Bonds (cost $282,026,612)	$292,156,540

Foreign Government Obligations - 0.4%
	Chile - 0.0%
200,000	Chile Government International Bond 3.50%, 04/15/2053	201,816

	Panama - 0.1%
1,360,000	Panama Government International Bond 2.25%, 09/29/2032	1,292,694

	Qatar - 0.3%
	Qatar Government International Bond
4,990,000	2.38%, 06/02/2021(6)	5,005,768
1,680,000	3.88%, 04/23/2023(6)	1,789,200

		6,794,968

	Saudi Arabia - 0.0%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(6)	831,136

	Total Foreign Government Obligations (cost $9,017,492)	$9,120,614

Municipal Bonds - 0.8%
	Airport - 0.0%
190,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	195,422
135,000	Dallas-Fort Worth, TX, International Airport Rev 3.09%, 11/01/2040	133,484

		328,906

	Education - 0.0%
310,000	Massachusetts School Building Auth 3.40%, 10/15/2040	325,358

	General - 0.3%
	Chicago, IL, Transit Auth
70,000	6.30%, 12/01/2021	72,586
1,000,000	6.90%, 12/01/2040	1,397,234
365,000	City of Sacramento, CA (AGM Insured) 6.42%, 08/01/2023	413,898
375,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	512,196
750,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	761,757
1,250,000	Philadelphia, PA, Auth for Industrial Dev (NATL Insured) 6.55%, 10/15/2028	1,534,406
1,335,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,630,308

		6,322,385

	General Obligation - 0.1%
685,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.72%, 12/01/2038	911,199

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,180,000	State of Illinois, GO 5.10%, 06/01/2033	$1,328,518

		2,239,717

	Higher Education - 0.0%
225,000	University of California 1.32%, 05/15/2027	222,933

	Power - 0.1%
485,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	501,791

	Transportation - 0.2%
	Foothill-Eastern Transportation Corridor Agency, CA, (AGM Insured)
705,000	3.92%, 01/15/2053	733,550
95,000	4.09%, 01/15/2049	98,834
875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	1,178,851
	Metropolitan Transportation Auth, NY, Rev
475,000	5.18%, 11/15/2049	588,379
35,000	6.20%, 11/15/2026	40,120
	New York and New Jersey Port Auth, Taxable Rev
710,000	3.18%, 07/15/2060	672,316
570,000	6.04%, 12/01/2029	742,673

		4,054,723

	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,014,236
	Municipal Electric Auth, GA
740,000	6.64%, 04/01/2057	1,058,570
208,000	6.66%, 04/01/2057	299,808

		2,372,614

	Total Municipal Bonds (cost $14,431,270)	$16,368,427

U.S. Government Agencies - 0.6%
	Mortgage-Backed Agencies - 0.6%
	FHLMC - 0.1%
$ 665,000	0.67%, 01/25/2051, SOFR30A + 0.650%(6)(8)	$664,202
805,000	0.82%, 08/25/2033, SOFR30A + 0.800%(6)(8)	804,518
1,280,000	2.61%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(8)	1,304,298
9,279	2.98%, 04/01/2029, 12 mo. USD CMT + 2.246%(8)	9,368
20,358	4.00%, 03/01/2041	22,544
474,331	5.11%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(8)	498,953

		3,303,883

	FNMA - 0.3%
$ 221,414	0.51%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(8)	$221,373
1,189,707	3.00%, 03/25/2053	1,243,437
325,000	3.07%, 02/01/2025	349,826
2,458,845	3.50%, 06/25/2059	2,667,237
19,285	4.50%, 11/01/2023	20,929
70,997	4.50%, 03/01/2038	78,496
39,159	4.50%, 11/01/2039	43,911
23,104	4.50%, 04/01/2040	25,734
61,539	4.50%, 08/01/2040	69,371
22,083	4.50%, 02/01/2041	24,748
320,270	4.50%, 04/01/2041	360,363
180,959	4.50%, 06/01/2041	201,105
289,940	4.50%, 07/01/2041	326,878
75,303	4.50%, 09/01/2041	84,455
57,326	4.50%, 07/01/2044	62,587

		5,780,450

	GNMA - 0.1%
$ 53,822	5.00%, 07/15/2037	$61,109

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,188	6.00%, 06/15/2024	$4,699
3,392	6.00%, 07/15/2026	3,805
1,259	6.00%, 03/15/2028	1,418
24,841	6.00%, 04/15/2028	27,947
50,802	6.00%, 05/15/2028	57,027
15,288	6.00%, 06/15/2028	17,169
27,324	6.00%, 07/15/2028	30,664
9,846	6.00%, 08/15/2028	11,057
35,569	6.00%, 09/15/2028	39,938
73,045	6.00%, 10/15/2028	82,021
52,851	6.00%, 11/15/2028	59,341
65,265	6.00%, 12/15/2028	73,310
1,237	6.00%, 12/15/2031	1,426
16,626	6.00%, 09/15/2032	19,783
4,921	6.00%, 11/15/2032	5,644
1,763	6.00%, 04/15/2033	1,980
66,676	6.00%, 06/15/2033	76,753
21,752	6.00%, 10/15/2033	26,084
2,677	6.00%, 11/15/2033	3,194
46,917	6.00%, 10/15/2034	53,804
52,898	6.00%, 01/15/2035	59,605
6,489	6.00%, 05/15/2035	7,293
7,109	6.00%, 06/15/2035	7,996
177	6.50%, 03/15/2026	197
2,612	6.50%, 01/15/2028	2,918
27,005	6.50%, 03/15/2028	30,155
73,451	6.50%, 04/15/2028	82,022
23,847	6.50%, 05/15/2028	26,629
104,725	6.50%, 06/15/2028	116,944
5,529	6.50%, 10/15/2028	6,174
1,746	6.50%, 02/15/2035	2,019
8,455	7.00%, 11/15/2031	9,443
4,311	7.00%, 03/15/2032	4,827
747,245	7.00%, 11/15/2032	892,366
91,207	7.00%, 01/15/2033	106,535
103,721	7.00%, 05/15/2033	121,037
16,611	7.00%, 07/15/2033	19,132
118,321	7.00%, 11/15/2033	138,496
47,001	7.50%, 09/16/2035	53,685
89	8.00%, 09/15/2026	97
35	8.00%, 11/15/2026	35
5,263	8.00%, 12/15/2026	5,935
88	8.00%, 09/15/2027	91
3,358	8.00%, 07/15/2029	3,873
7,876	8.00%, 12/15/2029	8,160
3,530	8.00%, 01/15/2030	3,644
2,825	8.00%, 02/15/2030	2,846
727	8.00%, 03/15/2030	735
8,216	8.00%, 04/15/2030	8,250
3,911	8.00%, 05/15/2030	4,080
30,004	8.00%, 06/15/2030	31,364
1,735	8.00%, 07/15/2030	1,783
54,217	8.00%, 08/15/2030	55,784
13,483	8.00%, 09/15/2030	13,923
5,755	8.00%, 11/15/2030	5,800
83,666	8.00%, 12/15/2030	93,774

		2,585,820

	UMBS - 0.1%
$ 807,500	1.50%, 04/19/2036(11)	$810,907
807,500	1.50%, 05/18/2036(11)	809,628

		1,620,535

	Total U.S. Government Agencies (cost $12,726,524)	$13,290,688

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. Government Securities - 10.3%
	U.S. Treasury Securities - 10.3%
	U.S. Treasury Bonds - 4.3%
$ 970,000	1.13%, 08/15/2040	$786,306
72,700	1.25%, 05/15/2050	54,678
1,765,000	1.38%, 08/15/2050	1,371,736
5,560,000	1.63%, 11/15/2050	4,614,800
445,000	1.88%, 02/15/2041	413,294
8,080,000	1.88%, 02/15/2051	7,140,700
19,250,000	2.50%, 02/15/2045(12)	19,604,170
6,214,000	2.75%, 11/15/2047	6,624,949
9,735,800	2.88%, 05/15/2043	10,625,333
200,000	3.00%, 08/15/2048	223,820
7,895,000	3.13%, 08/15/2044	8,963,601
4,630,000	3.38%, 05/15/2044	5,467,741
19,085,000	4.38%, 02/15/2038	25,198,164

		91,089,292

	U.S. Treasury Notes - 6.0%
$ 1,290,000	0.13%, 06/30/2022	$1,290,202
6,100,000	0.13%, 11/30/2022	6,098,332
1,715,000	0.13%, 05/15/2023	1,712,655
2,385,000	0.13%, 02/15/2024	2,371,771
6,000,000	0.25%, 03/15/2024	5,983,594
20,715,000	0.25%, 05/31/2025	20,316,884
17,385,000	0.25%, 07/31/2025	16,998,591
8,770,000	0.25%, 08/31/2025	8,562,055
15,405,000	0.25%, 09/30/2025	15,018,671
8,325,000	0.38%, 11/30/2025	8,139,313
6,815,000	0.38%, 12/31/2025	6,652,345
10,845,000	0.38%, 01/31/2026	10,570,486
4,300,000	0.50%, 02/28/2026	4,213,664
706,000	0.63%, 08/15/2030	639,261
3,640,000	0.75%, 03/31/2026	3,606,728
2,450,000	1.13%, 02/28/2025	2,495,076
1,905,000	1.13%, 02/15/2031	1,798,439
1,675,000	1.63%, 10/31/2026	1,722,764
7,555,000	2.13%, 03/31/2024	7,951,047

		126,141,878

	Total U.S. Government Securities (cost $207,971,673)	$217,231,170

	Total Long-Term Investments (cost $1,453,145,789)	$2,031,417,307

Short-Term Investments - 3.4%
	Repurchase Agreements - 2.4%
51,221,714	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $51,221,715; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $48,621,583; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2027, with a market value of $3,624,588	51,221,714

	Securities Lending Collateral - 1.0%
1,701,495	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(13)	1,701,495
18,866,731	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(13)	18,866,731

		20,568,226

	Total Short-Term Investments (cost $71,789,940)	$71,789,940

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Total Investments (cost $1,524,935,729)	99.9%	$2,103,207,247
Other Assets and Liabilities	0.1%	1,753,552

Total Net Assets	100.0%	$2,104,960,799

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2021, the aggregate fair value of these securities was $18,357,840, which represented 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $18,357,840 or 0.9% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
08/2011	Allstar Co.	11,702,200	$2,510,647	$14,697,963
11/2013	Tory Burch LLC	67,006	5,251,707	3,659,877

			$7,762,354	$18,357,840

(4)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(5)	Investment valued using significant unobservable inputs.
(6)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $152,898,556, representing 7.3% of net assets.

(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2021. Base lending rates may be subject to a floor or cap.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Represents or includes a TBA transaction.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2021, the market value of securities pledged was $259,692.
(13)	Current yield as of period end.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Futures Contracts Outstanding at March 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 5-Year Note Future	11	06/30/2021	$1,357,383	$2,902
U.S. Treasury 10-Year Note Future	20	06/21/2021	2,618,750	25,791

Total futures contracts				$28,693

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$17,411,062	$17,411,062	$—	$—
Banks	102,266,259	102,266,259	—	—
Capital Goods	138,685,840	138,685,840	—	—
Commercial & Professional Services	20,386,707	20,386,707	—	—
Consumer Durables & Apparel	22,873,020	22,873,020	—	—
Consumer Services	19,367,960	19,367,960	—	—
Diversified Financials	34,870,294	34,870,294	—	—
Energy	19,754,508	19,754,508	—	—
Food, Beverage & Tobacco	36,284,538	36,284,538	—	—
Health Care Equipment & Services	144,664,215	144,664,215	—	—
Insurance	75,646,920	75,646,920	—	—
Materials	51,603,310	51,603,310	—	—
Media & Entertainment	153,066,273	153,066,273	—	—
Pharmaceuticals, Biotechnology & Life Sciences	123,161,130	93,042,798	30,118,332	—
Real Estate	17,679,605	17,679,605	—	—
Retailing	67,418,862	49,061,022	14,697,963	3,659,877
Semiconductors & Semiconductor Equipment	67,126,676	67,126,676	—	—
Software & Services	196,667,463	196,667,463	—	—
Technology Hardware & Equipment	74,157,281	74,157,281	—	—
Transportation	38,888,663	38,888,663	—	—
Utilities	15,940,562	15,940,562	—	—
Asset & Commercial Mortgage-Backed Securities	45,328,720	—	45,328,720	—
Corporate Bonds	292,156,540	—	292,156,540	—
Foreign Government Obligations	9,120,614	—	9,120,614	—
Municipal Bonds	16,368,427	—	16,368,427	—
U.S. Government Agencies	13,290,688	—	13,290,688	—
U.S. Government Securities	217,231,170	—	217,231,170	—
Short-Term Investments	71,789,940	20,568,226	51,221,714	—
Futures Contracts(2)	28,693	28,693	—	—

Total	$2,103,235,940	$1,410,041,895	$689,534,168	$3,659,877

(1) For the period ended March 31, 2021, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2021 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Automobiles & Components - 0.7%
20,990	Ferrari N.V.	$4,390,761
219,053	General Motors Co.	12,586,786
113,299	Thor Industries, Inc.	15,265,907

		32,243,454

	Banks - 1.9%
192,757	Atlantic Union Bankshares Corp.	7,394,159
941,150	Bank of America Corp.	36,413,093
154,583	Bank OZK	6,314,716
100,367	JP Morgan Chase & Co.	15,278,868
213,600	Mitsubishi UFJ Financial Group, Inc.	1,142,181
342,795	Zions Bancorp NA	18,840,013

		85,383,030

	Capital Goods - 5.9%
9,272	3M Co.	1,786,529
29,300	AerCap Holdings N.V.*	1,721,082
77,515	Airbus SE*	8,791,539
64,252	Carlisle Cos., Inc.	10,574,594
18,567	Dover Corp.	2,546,093
236,114	Emerson Electric Co.	21,302,205
106,689	Fortive Corp.	7,536,511
151,626	General Dynamics Corp.	27,529,217
350,600	HF Global, Inc.*(1)(2)(3)	6,507,136
194,740	Johnson Controls International plc	11,620,136
70,917	Lockheed Martin Corp.	26,203,831
81,702	Middleby Corp.*	13,542,107
123,919	Northrop Grumman Corp.	40,105,145
305,028	Raytheon Technologies Corp.	23,569,514
8,466	Roper Technologies, Inc.	3,414,676
27,521	Safran S.A.*	3,743,612
643,230	Sanwa Holdings Corp.	8,425,955
28,352	Siemens AG	4,658,559
497,738	Westinghouse Air Brake Technologies Corp.	39,400,940

		262,979,381

	Commercial & Professional Services - 1.1%
290,818	Copart, Inc.*	31,585,743
18,830	CoStar Group, Inc.*	15,476,188
90,610	Recruit Holdings Co., Ltd.	4,449,513

		51,511,444

	Consumer Durables & Apparel - 3.7%
224,998	Carter’s, Inc.	20,009,072
154,405	Garmin Ltd.	20,358,299
157,388	Lennar Corp. Class A	15,932,387
86,598	Lululemon Athletica, Inc.*	26,560,473
238,536	NIKE, Inc. Class B	31,699,049
4,303	NVR, Inc.*	20,271,132
74,493	Polaris, Inc.	9,944,815
41,700	Sony Corp.	4,413,254
173,093	Steven Madden Ltd.	6,449,445
141,538	VF Corp.	11,311,717

		166,949,643

	Consumer Services - 4.1%
11,806	Booking Holdings, Inc.*	27,506,091
148,151	Chegg, Inc.*	12,690,615
13,867	Chipotle Mexican Grill, Inc.*	19,702,511
784,520	Compass Group plc*	15,850,249
414,641	DraftKings, Inc. Class A*	25,429,933
52,039	Huazhu Group Ltd. ADR*	2,856,941
142,453	Las Vegas Sands Corp.	8,655,444
171,281	McDonald’s Corp.	38,390,923
134,140	New Oriental Education & Technology Group, Inc. ADR*	1,877,960

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
300,347	Penn National Gaming, Inc.*	$31,488,379
153,680	Starbucks Corp.	16,792,614
113,809	Yum! Brands, Inc.	12,311,858

		213,553,518

	Diversified Financials - 4.8%
323,339	American Express Co.	45,733,068
426,656	Bank of New York Mellon Corp.	20,176,562
25,679	BlackRock, Inc.	19,360,939
190,404	Blackstone Group, Inc. Class A	14,190,810
437,162	Charles Schwab Corp.	28,494,219
285,135	Equitable Holdings, Inc.	9,301,104
31,500	Linklogis, Inc. Class B	71,951
20,995	London Stock Exchange Group plc	2,007,111
236,659	Raymond James Financial, Inc.	29,004,927
51,717	S&P Global, Inc.	18,249,378
215,510	Tradeweb Markets, Inc. Class A	15,947,740
165,776	Voya Financial, Inc.	10,549,985
87,563	XP, Inc. Class A*	3,298,498

		216,386,292

	Energy - 1.2%
604,567	Canadian Natural Resources Ltd.	18,662,983
205,791	ConocoPhillips	10,900,749
114,900	Diamondback Energy, Inc.	8,444,001
275,074	Halliburton Co.	5,903,088
204,898	Occidental Petroleum Corp.	5,454,385
55,387	Petroleo Brasileiro S.A. ADR	469,682
51,719	Phillips 66	4,217,167

		54,052,055

	Food & Staples Retailing - 0.1%
74,771	Sysco Corp.	5,887,469

	Food, Beverage & Tobacco - 5.5%
652,470	Altria Group, Inc.	33,380,365
102,667	Archer-Daniels-Midland Co.	5,852,019
600,676	Coca-Cola Co.	31,661,632
78,330	Constellation Brands, Inc. Class A	17,859,240
954,393	Diageo plc	39,207,860
156,448	General Mills, Inc.	9,593,391
633,607	Keurig Dr Pepper, Inc.	21,777,073
120,071	Mondelez International, Inc. Class A	7,027,756
255,076	PepsiCo., Inc.	36,080,500
302,055	Philip Morris International, Inc.	26,804,361
220,252	Tyson Foods, Inc. Class A	16,364,724

		245,608,921

	Health Care Equipment & Services - 9.2%
40,972	ABIOMED, Inc.*	13,059,006
46,700	Align Technology, Inc.*	25,289,451
18,214	Anthem, Inc.	6,537,915
305,917	Baxter International, Inc.	25,801,040
339,555	Boston Scientific Corp.*	13,123,801
267,071	Centene Corp.*	17,068,508
372,024	CVS Health Corp.	27,987,365
127,920	Danaher Corp.	28,792,234
123,469	Dentsply Sirona, Inc.	7,878,557
61,490	DexCom, Inc.*	22,098,891
273,236	GoodRx Holdings, Inc. Class A*(4)	10,661,669
93,323	Insulet Corp.*	24,349,837
3,677	Intuitive Surgical, Inc.*	2,717,082
64,855	McKesson Corp.	12,649,319
441,006	Medtronic plc	52,096,039
1,082,910	Multiplan Corp.*(4)	6,010,150
185,359	Oak Street Health, Inc.*	10,059,433
62,002	Quest Diagnostics, Inc.	7,957,337

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
58,262	Teleflex, Inc.	$24,205,530
24,948	Telefonica Celular del Paraguay S.A.	1,515,591
129,911	UnitedHealth Group, Inc.	48,335,986
42,920	Varian Medical Systems, Inc.*	7,576,668
70,469	Veeva Systems, Inc. Class A*	18,409,321

		414,180,730

	Household & Personal Products - 1.3%
462,534	Colgate-Palmolive Co.	36,461,555
48,373	Kimberly-Clark Corp.	6,726,266
116,750	Procter & Gamble Co.	15,811,452

		58,999,273

	Insurance - 4.6%
746,932	Aflac, Inc.	38,227,980
300,226	Athene Holding Ltd. Class A*	15,131,390
361,837	Chubb Ltd.	57,159,391
475,148	CNO Financial Group, Inc.	11,541,345
358,182	Marsh & McLennan Cos., Inc.	43,626,567
412,267	MetLife, Inc.	25,061,711
75,685	Travelers Cos., Inc.	11,383,024
202,361	Unum Group	5,631,707

		207,763,115

	Materials - 3.0%
56,327	ArcelorMittal S.A.*(4)	1,643,059
68,172	ArcelorMittal S.A.*	1,962,086
101,981	Celanese Corp.	15,277,774
144,173	CRH plc	6,758,882
109,058	Ecolab, Inc.	23,346,046
235,624	FMC Corp.	26,062,371
105,465	Linde plc	29,544,965
106,783	Nutrien Ltd.(4)	5,752,534
122,788	Reliance Steel & Aluminum Co.	18,699,384
57,961	Rio Tinto plc	4,421,733

		133,468,834

	Media & Entertainment - 6.8%
190,598	Activision Blizzard, Inc.	17,725,614
37,661	Alphabet, Inc. Class A*	77,676,566
6,398	Cardlytics, Inc.*	701,861
4,207	Charter Communications, Inc. Class A*	2,595,803
61,966	Electronic Arts, Inc.	8,388,337
98,616	Facebook, Inc. Class A*	29,045,370
114,472	Match Group, Inc.*	15,726,163
7,775	Netflix, Inc.*	4,055,907
372,653	Omnicom Group, Inc.	27,632,220
282,212	Pinterest, Inc. Class A*	20,892,154
44,092	Roku, Inc.*	14,363,851
495,579	Snap, Inc. Class A*	25,913,826
74,710	Spotify Technology S.A.*	20,018,545
553,066	Twitter, Inc.*	35,191,590
335,716	Zynga, Inc. Class A*	3,427,660

		303,355,467

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
168,066	Allakos, Inc.*	19,290,616
5,688	Argenx SE ADR*	1,566,418
7,669	Ascendis Pharma A/S ADR*	988,381
229,039	AstraZeneca plc ADR(4)	11,387,819
78,940	Biogen, Inc.*	22,083,465
418,510	ChemoCentryx, Inc.*	21,444,452
276,889	Elanco Animal Health, Inc.*	8,154,381
78,876	Eli Lilly & Co.	14,735,614
68,449	Exact Sciences Corp.*	9,020,209
37,600	Hangzhou Tigermed Consulting Co., Ltd. Class H*(5)	748,789

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
40,608	Illumina, Inc.*	$15,595,908
268,592	Johnson & Johnson	44,143,095
137,248	Kodiak Sciences, Inc.*	15,562,551
496,353	Pfizer, Inc.	17,982,869
420,783	PTC Therapeutics, Inc.*	19,924,075
22,857	Regeneron Pharmaceuticals, Inc.*	10,814,561
64,797	Seagen, Inc.*	8,997,711
146,322	Vertex Pharmaceuticals, Inc.*	31,443,135
124,143	Wuxi Biologics Cayman, Inc.*(5)	1,565,536

		275,449,585

	Real Estate - 4.1%
94,702	Alexandria Real Estate Equities, Inc. REIT	15,559,539
141,796	American Tower Corp. REIT	33,897,752
447,023	Americold Realty Trust REIT	17,196,975
93,978	Camden Property Trust REIT	10,329,122
52,793	Crown Castle International Corp. REIT	9,087,259
70,655	Digital Realty Trust, Inc. REIT	9,951,050
14,799	Equinix, Inc. REIT	10,057,252
43,792	Prologis, Inc. REIT	4,641,952
62,878	Public Storage REIT	15,515,775
169,397	Redfin Corp.*	11,280,146
742,753	STORE Capital Corp. REIT	24,882,225
737,982	VICI Properties, Inc. REIT	20,840,612

		183,239,659

	Retailing - 7.5%
95,477	Alibaba Group Holding Ltd. ADR*	21,647,500
8,451,700	Allstar Co.*(2)(3)(6)	10,615,335
29,102	Amazon.com, Inc.*	90,043,916
7,828	AutoZone, Inc.*	10,992,860
96,560	CarMax, Inc.*	12,809,650
205,147	Chewy, Inc. Class A*	17,378,002
48,941	Dollar General Corp.	9,916,426
176,751	Dollar Tree, Inc.*	20,230,920
54,791	Etsy, Inc.*	11,049,701
21,962	Lowe’s Cos., Inc.	4,176,733
186,064	Ross Stores, Inc.	22,310,934
40,310	Target Corp.	7,984,202
860,359	TJX Cos., Inc.	56,912,748
115,140	Tory Burch LLC*(1)(2)(3)	6,288,930
9,140	Wayfair, Inc. Class A*	2,876,815
28,223	Zalando SE*(5)	2,765,502

		308,000,174

	Semiconductors & Semiconductor Equipment - 3.2%
388,850	Advanced Micro Devices, Inc.*	30,524,725
7,011	ASML Holding N.V.	4,301,734
36,356	Broadcom, Inc.	16,856,823
35,670	KLA Corp.	11,785,368
352,908	Marvell Technology Group Ltd.	17,285,434
94,892	Micron Technology, Inc.*	8,370,423
63,449	MKS Instruments, Inc.	11,764,713
24,446	NVIDIA Corp.	13,052,453
40,782	NXP Semiconductors N.V.	8,211,048
32,688	SolarEdge Technologies, Inc.*	9,395,839
45,787	Universal Display Corp.	10,840,988

		142,389,548

	Software & Services - 13.9%
78,058	Accenture plc Class A	21,563,523
109,908	Amdocs Ltd.	7,710,046
148,868	ANSYS, Inc.*	50,549,618
17,009	Avalara, Inc.*	2,269,511
29,084	Booz Allen Hamilton Holding Corp.	2,342,135

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
210,112	Cognizant Technology Solutions Corp. Class A	$16,413,949
40,425	Fair Isaac Corp.*	19,648,571
30,913	Fidelity National Information Services, Inc.	4,346,677
144,112	FleetCor Technologies, Inc.*	38,712,807
835,509	Genpact Ltd.	35,776,495
30,498	Global Payments, Inc.	6,147,787
404,250	GoDaddy, Inc. Class A*	31,377,885
93,627	Guidewire Software, Inc.*	9,515,312
367,982	International Business Machines Corp.	49,037,281
8,422	Intuit, Inc.	3,226,131
288,054	Leidos Holdings, Inc.	27,733,839
97,934	Mastercard, Inc. Class A	34,869,401
112,443	Microsoft Corp.	26,510,686
531,504	Oracle Corp.	37,295,636
46,573	Paycom Software, Inc.*	17,234,804
55,524	RingCentral, Inc. Class A*	16,539,489
101,404	salesforce.com, Inc.*	21,484,465
60,950	Square, Inc. Class A*	13,838,698
26,725	StoneCo Ltd. Class A*	1,636,105
155,346	Varonis Systems, Inc.*	7,975,464
76,797	Visa, Inc. Class A	16,260,229
104,267	VMware, Inc. Class A*(4)	15,686,970
1,124,711	Western Union Co.	27,735,373
115,880	WEX, Inc.*	24,244,414
133,915	Workday, Inc. Class A*	33,268,503
53,768	Worldline S.A.*(5)	4,501,288
4,140	Zoom Video Communications, Inc. Class A*	1,330,141

		626,783,233

	Technology Hardware & Equipment - 3.2%
39,329	Apple, Inc.	4,804,037
157,706	CDW Corp.	26,139,770
536,760	Cisco Systems, Inc.	27,755,860
58,536	F5 Networks, Inc.*	12,211,780
1,388,330	Flex Ltd.*	25,420,322
182,488	II-VI, Inc.*	12,476,705
6,470	Keyence Corp.	2,948,742
171,264	Lumentum Holdings, Inc.*	15,644,966
9,484	Motorola Solutions, Inc.	1,783,466
147,255	Samsung Electronics Co., Ltd.	10,653,107
24,080	TE Connectivity Ltd.	3,108,969
42,748	Vontier Corp.*	1,293,982

		144,241,706

	Telecommunication Services - 0.6%
52,157	Cellnex Telecom S.A.(5)	3,006,758
208,077	T-Mobile U.S., Inc.*	26,069,967

		29,076,725

	Transportation - 2.9%
193,441	Canadian National Railway Co.	22,448,823
54,906	FedEx Corp.	15,595,500
150,012	J.B. Hunt Transport Services, Inc.	25,212,517
74,200	Japan Airlines Co., Ltd.*	1,661,779
238,600	Localiza Rent a Car S.A.	2,531,971
72,797	Uber Technologies, Inc.*	3,968,165
139,705	Union Pacific Corp.	30,792,379
156,156	United Parcel Service, Inc. Class B	26,544,958

		128,756,092

	Utilities - 1.8%
144,647	Avangrid, Inc.	7,204,867
465,511	CenterPoint Energy, Inc.	10,543,824
100,609	Consolidated Edison, Inc.	7,525,553
88,033	Duke Energy Corp.	8,497,825
421,642	Exelon Corp.	18,442,621

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,188,276	Iberdrola S.A.	$15,336,984
163,170	Pinnacle West Capital Corp.	13,273,880

		80,825,554

	Total Common Stocks (cost $3,319,739,570)	$4,371,084,902

Exchange-Traded Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
69,900	iShares MSCI ACWI ETF	6,650,985

	Total Exchange-Traded Funds (cost $6,469,757)	$6,650,985

Convertible Preferred Stocks - 0.5%
	Consumer Services - 0.1%
33,238	Airbnb, Inc. Series E(2)(3)	6,130,383

	Diversified Financials - 0.1%
85,350	Social Finance, Inc. Series F(2)(3)	2,595,323

	Retailing - 0.0%
40,566	Honest Co., Inc. Series C*(1)(2)(3)	1,421,027

	Software & Services - 0.3%
20,891	Sharecare, Inc. Series B2(2)(3)	13,278,737
50,200	Nanigans, Inc. Series D*(1)(2)(3)	—
29,504	Magic Leap, Inc. Series C*(1)(2)(3)	271,732

		13,550,469

	Total Convertible Preferred Stocks (cost $10,438,958)	$23,697,202

Escrows - 0.0%(7)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(1)(2)(3)	20,467

	Total Escrows (cost $—)	$20,467

	Total Long-Term Investments (cost $3,336,648,285)	$4,401,453,556

Short-Term Investments - 2.1%
	Repurchase Agreements - 1.4%
63,873,756	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $6,387,3758; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $65,151,273	63,873,756

	Securities Lending Collateral - 0.7%
2,622,383	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)	2,622,383
29,077,833	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(8)	29,077,833

		31,700,216

	Total Short-Term Investments (cost $95,573,972)	$95,573,972

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Total Investments (cost $3,432,222,257)	100.0%	$4,497,027,528
Other Assets and Liabilities	0.0%	(2,135,166)

Total Net Assets	100.0%	$4,494,892,362

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2021, the aggregate fair value of these securities was $47,129,070, which represented 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $47,129,070 or 1.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value

06/2015	Airbnb, Inc. Series E Convertible Preferred	33,238	$1,547,136	$6,130,383
08/2011	Allstar Co.	8,451,700	1,813,267	10,615,335
06/2015	HF Global, Inc.	350,600	4,713,607	6,507,136
08/2014	Honest Co., Inc. Series C Convertible Preferred	40,566	1,097,606	1,421,027
12/2015	Magic Leap, Inc. Series C Convertible Preferred	29,504	679,566	271,732
03/2015	Nanigans, Inc. Series D Convertible Preferred	50,200	548,109	—
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	20,891	5,220,034	13,278,737
09/2015	Social Finance, Inc. Series F Convertible Preferred	85,350	1,346,507	2,595,323
11/2013	Tory Burch LLC	115,140	9,024,247	6,288,930

			$25,990,079	$47,129,070

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $12,587,873, representing 0.3% of net assets.

(6)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	Current yield as of period end.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Futures Contracts Outstanding at March 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Nasdaq 100 E-MINI Future	270	06/18/2021	$70,684,650	$1,886,210

Total futures contracts				$1,886,210

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$32,243,454	$27,852,693	$4,390,761	$—
Banks	85,383,030	84,240,849	1,142,181	—
Capital Goods	262,979,381	230,852,580	25,619,665	6,507,136
Commercial & Professional Services	79,245,283	74,795,770	4,449,513	—
Consumer Durables & Apparel	166,949,643	162,536,389	4,413,254	—
Consumer Services	213,553,518	197,703,269	15,850,249	—
Diversified Financials	216,386,292	214,379,181	2,007,111	—
Energy	54,052,055	54,052,055	—	—
Food & Staples Retailing	5,887,469	5,887,469	—	—
Food, Beverage & Tobacco	245,608,921	206,401,061	39,207,860	—
Health Care Equipment & Services	414,180,730	414,180,730	—	—
Household & Personal Products	58,999,273	58,999,273	—	—
Insurance	207,763,115	207,763,115	—	—
Materials	133,468,834	120,326,133	13,142,701	—
Media & Entertainment	303,355,467	303,355,467	—	—
Pharmaceuticals, Biotechnology & Life Sciences	275,449,585	273,135,260	2,314,325	—
Real Estate	183,239,659	183,239,659	—	—
Retailing	308,000,174	288,330,407	13,380,837	6,288,930
Semiconductors & Semiconductor Equipment	142,389,548	138,087,814	4,301,734	—
Software & Services	599,049,394	594,548,106	4,501,288	—
Technology Hardware & Equipment	144,241,706	130,639,857	13,601,849	—
Telecommunication Services	29,076,725	26,069,967	3,006,758	—
Transportation	128,756,092	127,094,313	1,661,779	—
Utilities	80,825,554	65,488,570	15,336,984	—
Exchange-Traded Funds	6,650,985	6,650,985	—	—
Convertible Preferred Stocks	23,697,202	—	22,004,443	1,692,759
Escrows	20,467	—	—	20,467
Short-Term Investments	95,573,972	31,700,216	63,873,756	—
Futures Contracts(2)	1,886,210	1,886,210	—	—

Total	$4,498,913,738	$4,230,197,398	$254,207,048	$14,509,292

(1)

For the period ended March 31, 2021, investments valued at $6,584,532 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2021 is not presented.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Automobiles & Components - 0.4%
18,635	Tesla, Inc.*	$12,446,876

	Banks - 6.1%
1,899,076	Bank of America Corp.	73,475,251
540,096	JP Morgan Chase & Co.	82,218,814
227,108	PNC Financial Services Group, Inc.	39,837,014

		195,531,079

	Capital Goods - 5.8%
290,933	AMETEK, Inc.	37,160,872
421,482	Fortune Brands Home & Security, Inc.	40,386,405
158,438	IDEX Corp.	33,164,242
180,770	Illinois Tool Works, Inc.	40,044,171
468,782	Raytheon Technologies Corp.	36,222,785

		186,978,475

	Commercial & Professional Services - 1.3%
149,246	Equifax, Inc.	27,032,928
154,044	Republic Services, Inc.	15,304,271

		42,337,199

	Consumer Durables & Apparel - 2.2%
291,306	NIKE, Inc. Class B	38,711,654
410,252	VF Corp.	32,787,340

		71,498,994

	Consumer Services - 1.6%
58,427	Airbnb, Inc. Class A*(1)	10,980,770
10,238	Booking Holdings, Inc.*	23,852,902
184,741	McDonald’s Corp.	41,407,848

		76,241,520

	Diversified Financials - 4.4%
279,277	American Express Co.	39,500,939
46,526	BlackRock, Inc.	35,078,743
226,600	Charles Schwab Corp.	14,769,788
685,554	Morgan Stanley	53,240,123

		142,589,593

	Energy - 1.2%
528,366	EOG Resources, Inc.	38,322,386

	Food & Staples Retailing - 1.4%
320,287	Walmart, Inc.	43,504,583

	Food, Beverage & Tobacco - 2.4%
192,821	Constellation Brands, Inc. Class A	43,963,188
363,570	Monster Beverage Corp.*	33,117,591

		77,080,779

	Health Care Equipment & Services - 8.3%
263,029	Abbott Laboratories	31,521,395
419,841	Baxter International, Inc.	35,409,390
126,433	Becton Dickinson and Co.	30,742,184
159,882	Danaher Corp.	35,986,241
427,847	Hologic, Inc.*	31,823,260
114,774	Laboratory Corp. of America Holdings*	29,270,813
195,386	UnitedHealth Group, Inc.	72,697,269

		267,450,552

	Household & Personal Products - 3.1%
409,766	Colgate-Palmolive Co.	32,301,854
494,711	Procter & Gamble Co.	66,998,711

		99,300,565

	Insurance - 1.5%
404,108	Athene Holding Ltd. Class A*	20,367,043

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
182,419	Chubb Ltd.	$28,816,730

		49,183,773

	Materials - 1.3%
270,912	PPG Industries, Inc.	40,707,237

	Media & Entertainment - 11.0%
73,298	Alphabet, Inc. Class A*	151,178,591
289,439	Facebook, Inc. Class A*	85,248,469
77,534	Netflix, Inc.*	40,446,386
419,946	Walt Disney Co.*	77,488,436

		354,361,882

	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
278,772	Eli Lilly & Co.	52,080,185
706,842	Merck & Co., Inc.	54,490,450
54,514	Regeneron Pharmaceuticals, Inc.*	25,792,754
95,944	Thermo Fisher Scientific, Inc.	43,786,922

		176,150,311

	Real Estate - 1.7%
136,126	American Tower Corp. REIT	32,542,281
490,753	Gaming and Leisure Properties, Inc. REIT	20,822,650
10,657	We Co. Class A*(2)(3)(4)	120,864

		53,485,795

	Retailing - 6.3%
41,335	Amazon.com, Inc.*	127,893,797
41,578	JAND, Inc. Class A*(2)(3)(4)	956,710
719,970	TJX Cos., Inc.	47,626,015
38,805	Tory Burch LLC*(2)(3)(4)	2,119,531

		178,596,053

	Semiconductors & Semiconductor Equipment - 5.1%
342,756	Advanced Micro Devices, Inc.*	26,906,346
89,979	KLA Corp.	29,729,062
235,134	QUALCOMM, Inc.	31,176,417
164,019	Teradyne, Inc.	19,957,832
291,295	Texas Instruments, Inc.	55,051,842

		162,821,499

	Software & Services - 12.8%
222,723	Fidelity National Information Services, Inc.	31,317,081
166,111	Global Payments, Inc.	33,484,655
272,980	GoDaddy, Inc. Class A*	21,188,708
350,309	Leidos Holdings, Inc.	33,727,750
152,803	Mastercard, Inc. Class A	54,405,508
628,935	Microsoft Corp.	148,284,005
208,223	salesforce.com, Inc.*	44,116,207
218,662	SS&C Technologies Holdings, Inc.	15,277,914
115,883	Workday, Inc. Class A*	28,788,814

		410,590,642

	Technology Hardware & Equipment - 8.5%
1,194,406	Apple, Inc.	145,896,693
185,594	CDW Corp.	30,762,205
986,331	Corning, Inc.	42,915,262
208,039	Motorola Solutions, Inc.	39,121,734
215,900	NetApp, Inc.	15,689,453

		274,385,347

	Telecommunication Services - 1.2%
687,731	Verizon Communications, Inc.	39,991,558

	Transportation - 1.4%
162,719	FedEx Corp.	46,218,705

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Utilities - 2.4%
443,294	American Electric Power Co., Inc.	$37,547,002
539,803	NextEra Energy, Inc.	40,814,505

		78,361,507

	Total Common Stocks (cost $2,240,989,459)	$3,118,136,910

Convertible Preferred Stocks - 2.8%
	Real Estate - 0.1%
145,709	We Co. Series D1*(3)(4)	1,652,522
114,486	We Co. Series D2*(3)(4)	1,298,415

		2,950,937

	Retailing - 2.5%
1,605,750	Coupang LLC *(3)(4)	75,791,400
102,040	Honest Co., Inc. Series C*(2)(3)(4)	3,574,461
92,843	JAND, Inc. Series D*(2)(3)(4)	2,159,528

		81,525,389

	Software & Services - 0.2%
1,871,878	Essence Group Holdings Corp. Series 3*(2)(3)(4)	4,230,444
287,204	Lookout, Inc. Series F*(2)(3)(4)	2,650,893

		6,881,337

	Total Convertible Preferred Stocks (cost $19,399,460)	$91,357,663

Escrows - 0.0%(6)
	Software & Services - 0.0%
366,944	Marklogic Corp.*(2)(3)(4)	62,381
210,735	Veracode, Inc.*(2)(3)(4)	10,157

		72,538

	Total Escrows (cost $—)	$72,538

	Total Long-Term Investments (cost $2,260,388,919)	$3,209,567,111

Short-Term Investments - 0.6%
	Repurchase Agreements - 0.3%
7,082,236	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $7,082,236; collateralized by U.S. Treasury Note at 0.375%, maturing 04/30/2025, with a market value of $7,223,935	7,082,236

	Securities Lending Collateral - 0.3%
849,429	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)	849,429
9,418,741	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(5)	9,418,741

		10,268,170

	Total Short-Term Investments (cost $17,350,406)	$17,350,406

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Total Investments (cost $2,277,739,325)	100.3%	$3,226,917,517
Other Assets and Liabilities	(0.3)%	(8,403,225)

Total Net Assets	100.0%	$3,218,514,292

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2021, the aggregate fair value of these securities was $94,627,306, which represented 2.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $94,627,306 or 2.9% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
11/2014	Coupang LLC Convertible Preferred	1,605,750	$4,998,894	$75,791,400
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	2,960,001	4,230,444
08/2014	Honest Co., Inc. Series C Convertible Preferred	102,040	2,760,927	3,574,461
04/2015	JAND, Inc. Class A	41,578	477,536	956,710
04/2015	JAND, Inc. Series D Convertible Preferred	92,843	1,066,330	2,159,528
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,650,893
10/2020	Marklogic Corp.	366,944	—	62,381
11/2013	Tory Burch LLC	38,805	3,041,403	2,119,531
04/2017	Veracode, Inc.	210,735	—	10,157
12/2014	We Co. Class A	10,657	177,452	120,864
12/2014	We Co. Series D1 Convertible Preferred	145,709	2,426,224	1,652,522
12/2014	We Co. Series D2 Convertible Preferred	114,486	1,906,324	1,298,415

			$23,095,851	$94,627,306

(5)	Current yield as of period end.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,446,876	$12,446,876	$—	$—
Banks	195,531,079	195,531,079	—	—
Capital Goods	186,978,475	186,978,475	—	—
Commercial & Professional Services	76,064,949	76,064,949	—	—
Consumer Durables & Apparel	71,498,994	71,498,994	—	—
Consumer Services	76,241,520	76,241,520	—	—
Diversified Financials	142,589,593	142,589,593	—	—
Energy	38,322,386	38,322,386	—	—
Food & Staples Retailing	43,504,583	43,504,583	—	—
Food, Beverage & Tobacco	77,080,779	77,080,779	—	—
Health Care Equipment & Services	267,450,552	267,450,552	—	—
Household & Personal Products	99,300,565	99,300,565	—	—
Insurance	49,183,773	49,183,773	—	—
Materials	40,707,237	40,707,237	—	—
Media & Entertainment	354,361,882	354,361,882	—	—
Pharmaceuticals, Biotechnology & Life Sciences	176,150,311	176,150,311	—	—
Real Estate	53,485,795	53,364,931	120,864	—
Retailing	178,596,053	175,519,812	—	3,076,241
Semiconductors & Semiconductor Equipment	162,821,499	162,821,499	—	—
Software & Services	376,862,892	376,862,892	—	—
Technology Hardware & Equipment	274,385,347	274,385,347	—	—
Telecommunication Services	39,991,558	39,991,558	—	—
Transportation	46,218,705	46,218,705	—	—
Utilities	78,361,507	78,361,507	—	—
Convertible Preferred Stocks	91,357,663	—	78,742,337	12,615,326
Escrows	72,538	—	—	72,538
Short-Term Investments	17,350,406	10,268,170	7,082,236	—

Total	$3,226,917,517	$3,125,207,975	$85,945,437	$15,764,105

(1)

For the period ended March 31, 2021, investments valued at $18,237,183 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers into Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2021 is not presented.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.7%
	Banks - 8.7%
3,430,030	Bank of America Corp.	$132,707,861
901,592	JP Morgan Chase & Co.	137,249,350
329,229	PNC Financial Services Group, Inc.	57,750,059

		327,707,270

	Capital Goods - 8.7%
117,824	Deere & Co.	44,082,671
156,924	Eaton Corp. plc	21,699,451
262,896	General Dynamics Corp.	47,731,398
713,386	Ingersoll Rand, Inc.*	35,105,725
752,560	Johnson Controls International plc	44,905,255
120,699	Lockheed Martin Corp.	44,598,280
403,849	Otis Worldwide Corp.	27,643,464
785,591	Raytheon Technologies Corp.	60,702,617

		326,468,861

	Commercial & Professional Services - 0.8%
238,147	Waste Management, Inc.	30,725,726

	Consumer Services - 2.2%
410,378	Hilton Worldwide Holdings, Inc.	49,622,908
152,050	McDonald’s Corp.	34,080,487

		83,703,395

	Diversified Financials - 6.2%
470,392	American Express Co.	66,532,245
54,306	BlackRock, Inc.	40,944,552
770,318	Charles Schwab Corp.	50,209,327
356,725	Northern Trust Corp.	37,495,365
107,489	S&P Global, Inc.	37,929,643

		233,111,132

	Energy - 4.7%
601,902	Chevron Corp.	63,073,311
972,542	ConocoPhillips	51,515,550
582,245	Marathon Petroleum Corp.	31,144,285
651,028	Total SE ADR	30,298,843

		176,031,989

	Food & Staples Retailing - 2.2%
531,055	Sysco Corp.	41,815,270
292,019	Walmart, Inc.	39,664,941

		81,480,211

	Food, Beverage & Tobacco - 2.6%
1,068,345	Coca-Cola Co.	56,312,465
696,518	Mondelez International, Inc. Class A	40,767,198

		97,079,663

	Health Care Equipment & Services - 7.7%
137,423	Anthem, Inc.	49,327,986
179,575	Becton Dickinson and Co.	43,663,661
291,545	HCA Healthcare, Inc.	54,909,585
502,998	Medtronic plc	59,419,154
219,884	UnitedHealth Group, Inc.	81,812,240

		289,132,626

	Insurance - 6.0%
1,043,265	American International Group, Inc.	48,209,276
274,240	Chubb Ltd.	43,321,693
636,781	MetLife, Inc.	38,709,917
663,131	Principal Financial Group, Inc.	39,761,335
591,395	Prudential Financial, Inc.	53,876,084

		223,878,305

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Materials - 3.9%
506,872	Celanese Corp.	$75,934,494
265,781	FMC Corp.	29,398,037
283,154	PPG Industries, Inc.	42,546,720

		147,879,251

	Media & Entertainment - 6.1%
67,545	Alphabet, Inc. Class A*	139,312,914
1,655,512	Comcast Corp. Class A	89,579,754

		228,892,668

	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
279,017	Agilent Technologies, Inc.	35,474,221
783,750	AstraZeneca plc ADR(1)	38,968,050
335,950	Bristol-Myers Squibb Co.	21,208,524
559,223	Merck & Co., Inc.	43,110,501
397,017	Novartis AG ADR	33,937,013
2,136,062	Pfizer, Inc.	77,389,526

		250,087,835

	Real Estate - 2.3%
118,902	American Tower Corp. REIT	28,424,712
1,591,374	Host Hotels & Resorts, Inc. REIT	26,814,652
126,020	Public Storage REIT	31,096,695

		86,336,059

	Retailing - 4.2%
167,432	Home Depot, Inc.	51,108,618
305,722	Lowe’s Cos., Inc.	58,142,210
732,199	TJX Cos., Inc.	48,434,964

		157,685,792

	Semiconductors & Semiconductor Equipment - 5.1%
157,136	Broadcom, Inc.	72,857,678
353,412	Intel Corp.	22,618,368
467,965	Micron Technology, Inc.*	41,279,193
284,669	Texas Instruments, Inc.	53,799,594

		190,554,833

	Software & Services - 6.1%
135,284	Accenture plc Class A	37,372,205
229,485	Fidelity National Information Services, Inc.	32,267,886
685,651	Microsoft Corp.	161,655,936

		231,296,027

	Technology Hardware & Equipment - 7.9%
768,645	Apple, Inc.	93,889,987
1,416,392	Cisco Systems, Inc.	73,241,630
1,201,003	Corning, Inc.	52,255,641
1,810,951	HP, Inc.	57,497,694
112,583	Motorola Solutions, Inc.	21,171,233

		298,056,185

	Telecommunication Services - 2.7%
1,760,504	Verizon Communications, Inc.	102,373,308

	Transportation - 0.7%
119,354	Union Pacific Corp.	26,306,815

	Utilities - 3.3%
563,672	Dominion Energy, Inc.	42,816,525
886,386	Exelon Corp.	38,770,523
324,496	Sempra Energy	43,021,680

		124,608,728

	Total Common Stocks (cost $2,218,811,548)	$3,713,396,679

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Short-Term Investments - 1.2%
	Repurchase Agreements - 0.9%
34,361,892	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $34,361,893; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $35,049,145		$34,361,892

	Securities Lending Collateral - 0.3%
871,716	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		871,716
9,665,868	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)		9,665,868

			10,537,584

	Total Short-Term Investments (cost $44,899,476)		$44,899,476

	Total Investments (cost $2,263,711,024)	99.9%	$3,758,296,155
	Other Assets and Liabilities	0.1%	5,479,034

	Total Net Assets	100.0%	$3,763,775,189

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$327,707,270	$327,707,270	$—	$—
Capital Goods	326,468,861	326,468,861	—	—
Commercial & Professional Services	30,725,726	30,725,726	—	—
Consumer Services	83,703,395	83,703,395	—	—
Diversified Financials	233,111,132	233,111,132	—	—
Energy	176,031,989	176,031,989	—	—
Food & Staples Retailing	81,480,211	81,480,211	—	—
Food, Beverage & Tobacco	97,079,663	97,079,663	—	—
Health Care Equipment & Services	289,132,626	289,132,626	—	—
Insurance	223,878,305	223,878,305	—	—
Materials	147,879,251	147,879,251	—	—
Media & Entertainment	228,892,668	228,892,668	—	—
Pharmaceuticals, Biotechnology & Life Sciences	250,087,835	250,087,835	—	—
Real Estate	86,336,059	86,336,059	—	—
Retailing	157,685,792	157,685,792	—	—
Semiconductors & Semiconductor Equipment	190,554,833	190,554,833	—	—
Software & Services	231,296,027	231,296,027	—	—
Technology Hardware & Equipment	298,056,185	298,056,185	—	—
Telecommunication Services	102,373,308	102,373,308	—	—
Transportation	26,306,815	26,306,815	—	—
Utilities	124,608,728	124,608,728	—	—
Short-Term Investments	44,899,476	10,537,584	34,361,892	—

Total	$3,758,296,155	$3,723,934,263	$34,361,892	$—

(1) For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.7%
	Biotechnology - 20.7%
25,639	89bio, Inc.*	$607,132
18,675	Akero Therapeutics, Inc.*	541,762
86,534	Alkermes plc*	1,616,455
11,547	Alnylam Pharmaceuticals, Inc.*	1,630,321
35,898	Apellis Pharmaceuticals, Inc.*	1,540,383
25,393	Arena Pharmaceuticals, Inc.*	1,762,020
1,557	Argenx SE ADR*	428,782
3,537	Ascendis Pharma A/S ADR*	455,849
16,900	BioAtla, Inc.*	859,196
8,365	Biogen, Inc.*	2,340,109
11,685	Biohaven Pharmaceutical Holding Co., Ltd.*	798,670
5,530	Black Diamond Therapeutics, Inc.*	134,158
32,285	Coherus Biosciences, Inc.*	471,684
17,200	Connect Biopharma Holdings Ltd. ADR*	318,200
7,110	Constellation Pharmaceuticals, Inc.*	166,303
38,706	Dyne Therapeutics, Inc.*	601,104
8,785	Exact Sciences Corp.*	1,157,687
37,333	Freeline Therapeutics Holdings plc ADR*(1)	459,196
73,207	Gamida Cell Ltd.*	592,245
6,594	Generation Bio Co.*	187,665
2,386	Genmab A/S*	784,740
16,564	Genus plc	1,109,196
50,750	Gracell Biotechnologies, Inc. ADR*	781,550
118,647	ImmunoGen, Inc.*	961,041
433,000	InnoCare Pharma Ltd.*(2)	1,017,818
114,640	Ironwood Pharmaceuticals, Inc.*	1,281,675
14,573	Kodiak Sciences, Inc.*	1,652,432
11,901	Kymera Therapeutics, Inc.*(1)	462,473
10,025	Madrigal Pharmaceuticals, Inc.*	1,172,624
42,137	Merus N.V.*	880,242
6,091	Mirati Therapeutics, Inc.*	1,043,388
25,955	Myovant Sciences Ltd.*	534,154
6,278	Novavax, Inc.*	1,138,264
39,947	Nurix Therapeutics, Inc.*	1,241,952
29,761	Oyster Point Pharma, Inc.*	544,031
231,500	PhaseBio Pharmaceuticals, Inc.*(1)	800,990
15,844	Radius Health, Inc.*	330,506
17,200	Revolution Medicines, Inc.*	789,136
6,056	Sage Therapeutics, Inc.*	453,292
14,747	Seagen, Inc.*	2,047,768
61,820	Syndax Pharmaceuticals, Inc.*	1,382,295
26,025	UroGen Pharma Ltd.*(1)	506,967
9,749	Vertex Pharmaceuticals, Inc.*	2,094,963
18,447	Zai Lab Ltd. ADR*	2,461,383
7,677	Zealand Pharma A/S ADR*(1)	245,357

		42,387,158

	Consumer Finance - 0.1%
14,382	Orion Acquisition Corp.*	143,676

	Health Care Distributors - 1.0%
26,599	AdaptHealth Corp.*	977,779
29,521	Owens & Minor, Inc.	1,109,695

		2,087,474

	Health Care Equipment - 22.9%
54,894	Abbott Laboratories	6,578,497
35,909	Baxter International, Inc.	3,028,565
19,328	Becton Dickinson and Co.	4,699,603
161,891	Boston Scientific Corp.*	6,257,087
29,064	Danaher Corp.	6,541,725
58,529	Edwards Lifesciences Corp.*	4,895,365
78,730	Everest Medicines Ltd.*(2)	750,637
26,462	Hologic, Inc.*	1,968,244

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
6,232	Inari Medical, Inc.*	$666,824
5,887	Insulet Corp.*	1,536,036
14,948	Integra LifeSciences Holdings Corp.*	1,032,757
4,405	Intuitive Surgical, Inc.*	3,255,031
2,513	Masimo Corp.*	577,136
6,000	Microport Cardioflow Medtech Corp.*(2)	10,157
14,739	NuVasive, Inc.*	966,289
67,067	Smith & Nephew plc	1,273,264
7,080	Teleflex, Inc.	2,941,457

		46,978,674

	Health Care Facilities - 3.1%
26,458	Encompass Health Corp.	2,166,910
21,850	HCA Healthcare, Inc.	4,115,229

		6,282,139

	Health Care Services - 1.8%
11,100	Innovage Holding Corp.*	286,269
9,102	Laboratory Corp. of America Holdings*	2,321,283
5,418	LHC Group, Inc.*	1,035,976

		3,643,528

	Health Care Supplies - 0.8%
355,417	ConvaTec Group plc(2)	960,846
5,853	Quidel Corp.*	748,774

		1,709,620

	Integrated Telecommunication Services - 0.3%
48,122	MedTech Acquisition Corp.*	483,626
10,646	Therapeutics Acquisition Corp. Class A*(1)	111,890

		595,516

	Life & Health Insurance - 0.4%
31,445	Oscar Health, Inc. Class A*(1)	845,242

	Life Sciences Tools & Services - 11.6%
2,657	Bio-Techne Corp.	1,014,788
10,878	Illumina, Inc.*	4,177,805
16,364	NanoString Technologies, Inc.*	1,075,278
22,235	NeoGenomics, Inc.*	1,072,394
57,540	PPD, Inc.*	2,177,314
39,771	Syneos Health, Inc.*	3,016,630
2,085	Tecan Group AG	924,989
17,744	Thermo Fisher Scientific, Inc.	8,098,007
48,362	WuXi AppTec Co., Ltd. Class H(2)	955,018
101,000	Wuxi Biologics Cayman, Inc.*(2)	1,273,685

		23,785,908

	Managed Health Care - 11.8%
28,704	Centene Corp.*	1,834,472
7,495	Humana, Inc.	3,142,279
4,868	Molina Healthcare, Inc.*	1,137,944
59,900	Notre Dame Intermedica Participacoes S.A.	881,156
46,399	UnitedHealth Group, Inc.	17,263,676

		24,259,527

	Pharmaceuticals - 24.2%
112,300	Astellas Pharma, Inc.	1,729,902
101,826	AstraZeneca plc ADR	5,062,789
110,441	Bristol-Myers Squibb Co.	6,972,140
86,935	Daiichi Sankyo Co., Ltd.	2,536,395
26,609	Eisai Co., Ltd.	1,788,498
25,445	Elanco Animal Health, Inc.*	749,355
56,478	Eli Lilly & Co.	10,551,220
13,190	Hikma Pharmaceuticals plc	413,767
12,522	Hutchison China MediTech Ltd. ADR*	353,747
181,700	Hypera S.A.	1,033,969
17,600	Kyowa Kirin Co., Ltd.	527,076

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
10,754	Laboratorios Farmaceuticos Rovi S.A.		$580,116
8,400	Nippon Shinyaku Co., Ltd.		625,392
12,604	Novartis AG		1,077,398
44,276	Ono Pharmaceutical Co., Ltd.		1,157,919
286,342	Pfizer, Inc.		10,374,171
30,772	Revance Therapeutics, Inc.*		860,077
22,246	Theravance Biopharma, Inc.*		454,041
13,807	UCB S.A.		1,312,547
103,835	Viatris, Inc.*		1,450,575

			49,611,094

	Total Common Stocks (cost $142,349,360)		$202,329,556

Short-Term Investments - 1.4%
	Repurchase Agreements - 0.5%
1,016,865	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $1,016,865; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/2025, with a market value of $1,037,279		1,016,865

	Securities Lending Collateral - 0.9%
159,342	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		159,342
1,766,837	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)		1,766,837

			1,926,179

	Total Short-Term Investments (cost $2,943,044)		$2,943,044

	Total Investments (cost $145,292,404)	100.1%	$205,272,600
	Other Assets and Liabilities	(0.1)%	(273,959)

	Total Net Assets	100.0%	$204,998,641

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $4,968,161, representing 2.4% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$42,387,158	$39,475,404	$2,911,754	$—
Consumer Finance	143,676	143,676	—	—
Health Care Distributors	2,087,474	2,087,474	—	—
Health Care Equipment	46,978,674	44,954,773	2,023,901	—
Health Care Facilities	6,282,139	6,282,139	—	—
Health Care Services	3,643,528	3,643,528	—	—
Health Care Supplies	1,709,620	1,709,620	—	—
Integrated Telecommunication Services	595,516	595,516	—	—
Life & Health Insurance	845,242	845,242	—	—
Life Sciences Tools & Services	23,785,908	20,632,216	3,153,692	—
Managed Health Care	24,259,527	24,259,527	—	—
Pharmaceuticals	49,611,094	38,442,200	11,168,894	—
Short-Term Investments	2,943,044	1,926,179	1,016,865	—

Total	$205,272,600	$184,997,494	$20,275,106	$—

(1)  For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Argentina - 0.2%
1,207	MercadoLibre, Inc.*	$1,776,873

	Australia - 1.9%
818,887	Goodman Group REIT	11,307,470
2,472,235	Sydney Airport*	11,681,903

		22,989,373

	Belgium - 1.5%
225,283	KBC Group N.V.*	16,391,911
19,093	UCB S.A.	1,815,055

		18,206,966

	Brazil - 2.4%
793,612	Localiza Rent a Car S.A.	8,421,637
298,593	Petroleo Brasileiro S.A. ADR	2,532,069
115,802	StoneCo Ltd. Class A*	7,089,398
294,508	XP, Inc. Class A*	11,094,116

		29,137,220

	Canada - 6.8%
205,883	Brookfield Asset Management, Inc. Class A	9,158,001
210,306	Canadian National Railway Co.	24,406,005
12,080	Constellation Software, Inc.	16,870,282
4,836	Shopify, Inc. Class A*	5,351,034
1,298,373	Suncor Energy, Inc.	27,141,131

		82,926,453

	Cayman Islands - 0.5%
166,100	Linklogis, Inc. Class B	379,396
458,452	Wuxi Biologics Cayman, Inc.*(1)	5,781,421

		6,160,817

	China - 10.5%
78,500	Alibaba Group Holding Ltd.*	2,230,389
127,821	Alibaba Group Holding Ltd. ADR*	28,980,855
6,206,000	China Longyuan Power Group Corp. Ltd. Class H	8,475,904
68,300	China Tourism Group Duty Free Corp. Ltd. Class A	3,204,495
755,926	ENN Energy Holdings Ltd.	12,192,537
84,320	Hangzhou Tigermed Consulting Co., Ltd. Class A	1,942,698
133,400	Hangzhou Tigermed Consulting Co., Ltd. Class H*(1)	2,656,606
169,660	Huazhu Group Ltd. ADR*	9,314,334
875,664	Longfor Properties Co., Ltd.(1)	5,807,932
83,039	Meituan Dianping Class B*(1)	3,240,530
533,530	New Oriental Education & Technology Group, Inc. ADR*	7,469,420
391,000	Shanghai International Airport Co., Ltd. Class A	3,465,261
36,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,210,737
29,424	TAL Education Group ADR*	1,584,482
262,091	Tencent Holdings Ltd.	20,916,832
290,834	Tencent Music Entertainment Group ADR*	5,959,189
187,825	WuXi AppTec Co., Ltd. Class H(1)	3,709,035
317,700	Yifeng Pharmacy Chain Co., Ltd. Class A	4,310,704

		127,671,940

	Denmark - 1.6%
39,374	Ascendis Pharma A/S ADR*	5,074,521
42,523	DSV Panalpina A/S	8,340,612
18,422	Genmab A/S*	6,058,880

		19,474,013

	France - 13.3%
634,589	AXA S.A.	17,035,045
302,492	BNP Paribas S.A.*	18,430,624
472,262	Bureau Veritas S.A.*	13,438,993
210,106	Cie de Saint-Gobain*	12,407,077
231,227	Edenred	12,073,235
12,228	Hermes International	13,524,132

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
56,170	L’Oreal S.A.	$21,517,673
135,773	Safran S.A.*	18,468,857
101,094	Schneider Electric SE	15,400,167
235,002	Worldline S.A.*(1)	19,673,631

		161,969,434

	Germany - 5.0%
23,367	adidas AG*	7,299,632
57,370	Allianz SE	14,592,352
155,625	Siemens AG	25,570,974
129,438	Zalando SE*(1)	12,683,309

		60,146,267

	Hong Kong - 1.3%
282,033	AIA Group Ltd.	3,451,172
750,299	Techtronic Industries Co., Ltd.	12,862,971

		16,314,143

	India - 1.8%
560,892	HDFC Bank Ltd.*	11,481,313
382,489	Reliance Industries Ltd.	10,516,999

		21,998,312

	Ireland - 1.7%
119,725	CRH plc	5,612,751
89,134	Ryanair Holdings plc ADR*	10,250,410
105,072	Smurfit Kappa Group plc	4,930,029

		20,793,190

	Italy - 1.6%
92,005	Ferrari N.V.	19,245,925

	Japan - 13.8%
105,000	Daiichi Sankyo Co., Ltd.	3,063,454
70,525	Daikin Industries Ltd.	14,257,237
139,300	East Japan Railway Co.	9,905,250
22,000	Eisai Co., Ltd.	1,478,709
3,500	Fast Retailing Co., Ltd.	2,797,821
54,400	Hoya Corp.	6,402,703
276,500	Japan Airlines Co., Ltd.*	6,192,479
33,022	Keyence Corp.	15,049,977
2,621,900	Mitsubishi UFJ Financial Group, Inc.	14,020,060
146,800	Nippon Steel Corp.*	2,505,540
7,700	Nitori Holdings Co., Ltd.	1,491,523
67,700	Oriental Land Co., Ltd.	10,187,573
379,415	Recruit Holdings Co., Ltd.	18,631,629
203,300	Sony Corp.	21,515,935
15,487	Sysmex Corp.	1,671,723
224,100	T&D Holdings, Inc.	2,883,632
44,250	Terumo Corp.	1,601,332
354,546	Tokio Marine Holdings, Inc.	16,873,228
24,600	Tokyo Electron Ltd.	10,691,980
165,600	Unicharm Corp.	6,953,628

		168,175,413

	Luxembourg - 0.8%
335,839	ArcelorMittal S.A.*	9,665,920

	Netherlands - 5.4%
1,554	Adyen N.V.*(1)	3,467,602
70,700	AerCap Holdings N.V.*	4,152,918
21,125	Argenx SE ADR*	5,817,614
36,136	ASML Holding N.V.	22,171,937
280,059	Koninklijke Philips N.V.*	15,970,462
733,919	Royal Dutch Shell plc Class A	14,426,669

		66,007,202

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Norway - 0.7%
421,713	Equinor ASA	$8,231,725

	Russia - 0.9%
738,200	Sberbank of Russia PJSC ADR	11,350,170

	South Korea - 2.6%
431,589	Samsung Electronics Co., Ltd.	31,223,144

	Spain - 3.2%
270,871	Cellnex Telecom S.A.(1)	15,615,227
1,773,665	Iberdrola S.A.	22,892,553

		38,507,780

	Sweden - 1.0%
431,959	Sandvik AB*	11,819,223

	Switzerland - 4.2%
10,411	Lonza Group AG	5,822,867
196,154	Nestle S.A.	21,866,540
5,080	Partners Group Holding AG	6,491,863
6,655	Roche Holding AG	2,155,842
116,080	TE Connectivity Ltd.	14,987,089

		51,324,201

	Taiwan - 3.0%
281,623	MediaTek, Inc.	9,686,930
1,276,806	Taiwan Semiconductor Manufacturing Co., Ltd.	26,888,504

		36,575,434

	Thailand - 0.7%
1,910,800	Kasikornbank PCL	8,938,238

	United Kingdom - 9.4%
557,595	Anglo American plc	21,839,766
197,018	AstraZeneca plc	19,664,066
55,283	Berkeley Group Holdings plc	3,384,547
167,474	Diageo plc	6,880,077
396,624	Intermediate Capital Group plc	10,070,017
106,483	London Stock Exchange Group plc	10,179,720
571,619	Prudential plc	12,176,924
286,602	Rio Tinto plc	21,864,315
617,817	Segro plc REIT	7,984,116

		114,043,548

	Total Common Stocks (cost $882,957,493)	$1,164,672,924

Exchange-Traded Funds - 1.8%
	Other Investment Pools & Funds - 1.8%
407,017	iShares MSCI ACWI ex U.S. ETF	22,459,198

	Total Exchange-Traded Funds (cost $22,539,532)	$22,459,198

	Total Long-Term Investments (cost $905,497,025)	$1,187,132,122

Short-Term Investments - 1.4%
	Repurchase Agreements - 1.4%
16,903,767	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $16,903,767; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $17,241,909	16,903,767

	Total Short-Term Investments (cost $16,903,767)	$16,903,767

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Total Investments (cost $922,400,792)	99.0%	$1,204,035,889
Other Assets and Liabilities	1.0%	11,770,571

Total Net Assets	100.0%	$1,215,806,460

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $72,635,293, representing 6.0% of net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$1,776,873	$1,776,873	$—	$—
Australia	22,989,373	—	22,989,373	—
Belgium	18,206,966	—	18,206,966	—
Brazil	29,137,220	29,137,220	—	—
Canada	82,926,453	82,926,453	—	—
Cayman Islands	6,160,817	379,396	5,781,421	—
China	127,671,940	53,308,280	74,363,660	—
Denmark	19,474,013	5,074,521	14,399,492	—
France	161,969,434	—	161,969,434	—
Germany	60,146,267	—	60,146,267	—
Hong Kong	16,314,143	—	16,314,143	—
India	21,998,312	—	21,998,312	—
Ireland	20,793,190	10,250,410	10,542,780	—
Italy	19,245,925	—	19,245,925	—
Japan	168,175,413	—	168,175,413	—
Luxembourg	9,665,920	—	9,665,920	—
Netherlands	66,007,202	9,970,532	56,036,670	—
Norway	8,231,725	—	8,231,725	—
Russia	11,350,170	—	11,350,170	—
South Korea	31,223,144	—	31,223,144	—
Spain	38,507,780	—	38,507,780	—
Sweden	11,819,223	—	11,819,223	—
Switzerland	51,324,201	14,987,089	36,337,112	—
Taiwan	36,575,434	—	36,575,434	—
Thailand	8,938,238	—	8,938,238	—
United Kingdom	114,043,548	—	114,043,548	—
Exchange-Traded Funds	22,459,198	22,459,198	—	—
Short-Term Investments	16,903,767	—	16,903,767	—

Total	$1,204,035,889	$230,269,972	$973,765,917	$—

(1)  For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.8%
	Banks - 5.3%
179,955	Cullen/Frost Bankers, Inc.	$19,571,906
34,073	First Citizens BancShares, Inc. Class A	28,477,191
144,037	First Republic Bank	24,018,170
162,294	M&T Bank Corp.	24,605,393
252,694	Prosperity Bancshares, Inc.	18,924,253
140,578	South State Corp.	11,036,779

		126,633,692

	Capital Goods - 7.7%
23,114	Axon Enterprise, Inc.*	3,291,896
156,855	Graco, Inc.	11,233,955
171,883	IDEX Corp.	35,978,550
1,050,230	Ingersoll Rand, Inc.*	51,681,818
106,389	Lennox International, Inc.	33,149,748
202,574	Lincoln Electric Holdings, Inc.	24,904,448
50,869	Middleby Corp.*	8,431,537
63,130	Watsco, Inc.	16,461,147

		185,133,099

	Commercial & Professional Services - 3.0%
77,839	Dun & Bradstreet Holdings, Inc.*	1,853,347
813,487	GFL Environmental, Inc.(1)	28,431,371
407,454	IAA, Inc.*	22,467,013
1,227,840	KAR Auction Services, Inc.	18,417,600

		71,169,331

	Consumer Durables & Apparel - 5.9%
197,751	Carter’s, Inc.	17,585,997
8,225	NVR, Inc.*	38,747,399
323,676	PVH Corp.	34,212,553
1,023,268	Under Armour, Inc. Class C*	18,889,527
451,655	YETI Holdings, Inc.*	32,614,008

		142,049,484

	Consumer Services - 1.7%
275,140	Choice Hotels International, Inc.	29,519,771
143,653	Hyatt Hotels Corp. Class A	11,880,103

		41,399,874

	Diversified Financials - 1.6%
76,237	Credit Acceptance Corp.*(1)	27,462,854
124,012	Hamilton Lane, Inc. Class A	10,982,503

		38,445,357

	Energy - 0.1%
183,820	Cabot Oil & Gas Corp.	3,452,140

	Food & Staples Retailing - 1.1%
438,357	Performance Food Group Co.*	25,253,747

	Food, Beverage & Tobacco - 1.1%
352,165	Lamb Weston Holdings, Inc.	27,285,744

	Health Care Equipment & Services - 9.0%
85,404	Amedisys, Inc.*	22,614,125
278,484	Encompass Health Corp.	22,807,839
353,414	Hill-Rom Holdings, Inc.	39,045,179
524,068	Integra LifeSciences Holdings Corp.*	36,207,858
118,919	LHC Group, Inc.*	22,738,502
92,322	Molina Healthcare, Inc.*	21,581,191
348,206	NuVasive, Inc.*	22,828,385
67,954	Teleflex, Inc.	28,232,169

		216,055,248

	Insurance - 4.4%
17,200	Alleghany Corp.*	10,772,188
38,935	Erie Indemnity Co. Class A	8,601,131

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
379,147	Fidelity National Financial, Inc.	$15,416,117
120,764	Globe Life, Inc.	11,669,425
25,233	Markel Corp.*	28,756,031
15,163	White Mountains Insurance Group Ltd.	16,905,229
171,403	WR Berkley Corp.	12,915,216

		105,035,337

	Materials - 1.9%
1,101,042	Element Solutions, Inc.	20,138,058
74,622	Packaging Corp. of America	10,035,167
345,400	Silgan Holdings, Inc.	14,517,162

		44,690,387

	Media & Entertainment - 2.6%
14,087	Cable One, Inc.	25,756,107
546,994	Cargurus, Inc.*	13,034,867
2,340,317	Zynga, Inc. Class A*	23,894,637

		62,685,611

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
164,561	Allakos, Inc.*	18,888,312
395,328	Apellis Pharmaceuticals, Inc.*	16,963,524
253,713	Arena Pharmaceuticals, Inc.*	17,605,145
409,511	ChemoCentryx, Inc.*	20,983,344
9,314	ICON plc*	1,828,990
654,364	Iovance Biotherapeutics, Inc.*	20,717,164
147,133	Jazz Pharmaceuticals plc*	24,184,251
107,363	Kodiak Sciences, Inc.*	12,173,891
214,201	PRA Health Sciences, Inc.*	32,843,439
518,879	PTC Therapeutics, Inc.*	24,568,921
196,828	Reata Pharmaceuticals, Inc. Class A*	19,623,752
308,503	Sage Therapeutics, Inc.*	23,091,449
155,356	Syneos Health, Inc.*	11,783,753

		245,255,935

	Real Estate - 5.7%
328,258	Douglas Emmett, Inc. REIT	10,307,301
371,460	Equity Commonwealth REIT	10,326,588
373,612	Life Storage, Inc. REIT	32,111,952
53,983	PS Business Parks, Inc. REIT	8,344,692
321,417	Redfin Corp.*	21,403,158
476,561	Rexford Industrial Realty, Inc. REIT	24,018,674
930,177	STORE Capital Corp. REIT	31,160,930

		137,673,295

	Retailing - 2.8%
168,136	CarMax, Inc.*	22,304,922
216,611	Etsy, Inc.*	43,683,940

		65,988,862

	Semiconductors & Semiconductor Equipment - 4.6%
415,584	First Solar, Inc.*	36,280,483
249,171	MKS Instruments, Inc.	46,201,287
190,794	Silicon Laboratories, Inc.*	26,915,310

		109,397,080

	Software & Services - 10.3%
126,895	Aspen Technology, Inc.*	18,314,755
118,766	Black Knight, Inc.*	8,787,496
1,118,857	Genpact Ltd.	47,909,457
209,935	Guidewire Software, Inc.*	21,335,694
243,124	LiveRamp Holdings, Inc.*	12,613,273
204,470	Q2 Holdings, Inc.*	20,487,894
255,660	Science Applications International Corp.	21,370,620
239,511	Shift4 Payments, Inc. Class A*	19,642,297
687,284	Teradata Corp.*	26,487,925

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
245,045	WEX, Inc.*		$51,268,315

			248,217,726

	Technology Hardware & Equipment - 12.2%
191,486	CDW Corp.		31,738,804
146,612	Coherent, Inc.*		37,076,709
2,392,608	CommScope Holding Co., Inc.*		36,750,459
245,872	F5 Networks, Inc.*		51,293,817
1,999,452	Flex Ltd.*		36,609,966
696,919	II-VI, Inc.*		47,648,352
379,646	Lumentum Holdings, Inc.*		34,680,662
401,939	National Instruments Corp.		17,357,736

			293,156,505

	Transportation - 2.6%
44,335	AMERCO		27,159,621
756,314	Knight-Swift Transportation Holdings, Inc.		36,371,140

			63,530,761

	Utilities - 3.0%
226,289	Black Hills Corp.		15,109,316
361,947	NiSource, Inc.		8,726,542
185,105	Pinnacle West Capital Corp.		15,058,292
832,205	UGI Corp.		34,128,727

			73,022,877

	Total Common Stocks (cost $1,539,308,783)		$2,325,532,092

Short-Term Investments - 1.3%
	Repurchase Agreements - 0.1%
2,492,024	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $2,492,024; collateralized by U.S. Treasury Note at 0.500%, maturing 03/31/2025, with a market value of $2,541,925		2,492,024

	Securities Lending Collateral - 1.2%
2,284,121	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		2,284,121
25,327,071	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)		25,327,071

			27,611,192

	Total Short-Term Investments (cost $30,103,216)		$30,103,216

	Total Investments (cost $1,569,411,999)	98.1%	$2,355,635,308
	Other Assets and Liabilities	1.9%	45,442,697

	Total Net Assets	100.0%	$2,401,078,005

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$126,633,692	$126,633,692	$—	$—
Capital Goods	185,133,099	185,133,099	—	—
Commercial & Professional Services	92,539,951	92,539,951	—	—
Consumer Durables & Apparel	142,049,484	142,049,484	—	—
Consumer Services	41,399,874	41,399,874	—	—
Diversified Financials	38,445,357	38,445,357	—	—
Energy	3,452,140	3,452,140	—	—
Food & Staples Retailing	25,253,747	25,253,747	—	—
Food, Beverage & Tobacco	27,285,744	27,285,744	—	—
Health Care Equipment & Services	216,055,248	216,055,248	—	—
Insurance	105,035,337	105,035,337	—	—
Materials	44,690,387	44,690,387	—	—
Media & Entertainment	62,685,611	62,685,611	—	—
Pharmaceuticals, Biotechnology & Life Sciences	245,255,935	245,255,935	—	—
Real Estate	137,673,295	137,673,295	—	—
Retailing	65,988,862	65,988,862	—	—
Semiconductors & Semiconductor Equipment	109,397,080	109,397,080	—	—
Software & Services	226,847,106	226,847,106	—	—
Technology Hardware & Equipment	293,156,505	293,156,505	—	—
Transportation	63,530,761	63,530,761	—	—
Utilities	73,022,877	73,022,877	—	—
Short-Term Investments	30,103,216	27,611,192	2,492,024	—

Total	$2,355,635,308	$2,353,143,284	$2,492,024	$—

(1)   For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Automobiles & Components - 1.1%
49,346	Thor Industries, Inc.	$6,648,880

	Banks - 2.3%
234,995	Sterling Bancorp	5,409,585
89,251	Western Alliance Bancorp	8,428,864

		13,838,449

	Capital Goods - 11.4%
18,033	Altra Industrial Motion Corp.	997,586
125,176	Applied Industrial Technologies, Inc.	11,412,296
140,520	Builders FirstSource, Inc.*	6,515,912
115,387	Colfax Corp.*	5,055,104
86,972	Curtiss-Wright Corp.	10,314,879
56,076	Gibraltar Industries, Inc.*	5,131,515
63,653	ITT, Inc.	5,786,694
86,550	Kennametal, Inc.	3,459,404
28,887	Kornit Digital Ltd.*	2,863,279
67,974	Middleby Corp.*	11,266,691
34,954	Rexnord Corp.	1,645,984
72,712	Rush Enterprises, Inc. Class A	3,623,239

		68,072,583

	Commercial & Professional Services - 1.2%
93,246	TriNet Group, Inc.*	7,269,458

	Consumer Durables & Apparel - 5.9%
25,934	Cavco Industries, Inc.*	5,850,970
32,576	Century Communities, Inc.*	1,964,984
58,759	Polaris, Inc.	7,844,327
130,538	Skyline Champion Corp.*	5,908,150
247,094	Wolverine World Wide, Inc.	9,468,642
55,883	YETI Holdings, Inc.*	4,035,311

		35,072,384

	Consumer Services - 6.3%
106,200	Boyd Gaming Corp.*	6,261,552
89,274	Chegg, Inc.*	7,647,211
181,094	GAN Ltd.*	3,295,911
39,774	Penn National Gaming, Inc.*	4,169,906
124,876	Planet Fitness, Inc. Class A*	9,652,915
50,738	Wingstop, Inc.	6,452,351

		37,479,846

	Diversified Financials - 1.1%
28,910	Hamilton Lane, Inc. Class A	2,560,270
75,006	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,207,836

		6,768,106

	Food, Beverage & Tobacco - 1.5%
7,661	Boston Beer Co., Inc. Class A*	9,241,311

	Health Care Equipment & Services - 11.0%
125,151	Accolade, Inc.*	5,678,101
46,723	Addus HomeCare Corp.*	4,886,759
69,894	Globus Medical, Inc. Class A*	4,310,363
129,028	Health Catalyst, Inc.*	6,034,639
57,335	Hill-Rom Holdings, Inc.	6,334,371
36,988	Inari Medical, Inc.*	3,957,716
15,751	Insulet Corp.*	4,109,751
93,196	Integra LifeSciences Holdings Corp.*	6,438,912
47,317	LHC Group, Inc.*	9,047,483
715,054	Multiplan Corp.*(1)	3,968,550
118,238	Oak Street Health, Inc.*	6,416,776
37,982	Omnicell, Inc.*	4,932,722

		66,116,143

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Insurance - 0.8%
99,881	James River Group Holdings Ltd.	$4,556,571

	Materials - 0.6%
48,418	Ingevity Corp.*	3,657,012

	Media & Entertainment - 0.9%
50,060	Cardlytics, Inc.*	5,491,582

	Pharmaceuticals, Biotechnology & Life Sciences - 18.2%
26,847	Acceleron Pharma, Inc.*	3,640,722
36,619	Allakos, Inc.*	4,203,129
70,256	ALX Oncology Holdings, Inc.*	5,180,677
203,041	Amicus Therapeutics, Inc.*	2,006,045
58,857	Apellis Pharmaceuticals, Inc.*	2,525,554
61,954	Arena Pharmaceuticals, Inc.*	4,298,988
27,080	Ascendis Pharma A/S ADR*	3,490,070
46,900	BioAtla, Inc.*	2,384,396
33,561	Blueprint Medicines Corp.*	3,263,136
47,299	ChemoCentryx, Inc.*	2,423,601
160,017	Constellation Pharmaceuticals, Inc.*	3,742,798
115,791	Five Prime Therapeutics, Inc.*	4,361,847
92,791	Freeline Therapeutics Holdings plc ADR*(1)	1,141,329
226,298	Heron Therapeutics, Inc.*	3,668,290
445,020	ImmunoGen, Inc.*	3,604,662
62,451	Iovance Biotherapeutics, Inc.*	1,977,199
89,074	KalVista Pharmaceuticals, Inc.*	2,288,311
53,744	Kodiak Sciences, Inc.*	6,094,032
57,577	Kura Oncology, Inc.*	1,627,702
105,488	Mersana Therapeutics, Inc.*	1,706,796
27,397	Mirati Therapeutics, Inc.*	4,693,106
56,382	NanoString Technologies, Inc.*	3,704,861
98,313	NeoGenomics, Inc.*	4,741,636
17,668	Novavax, Inc.*	3,203,385
81,529	PTC Therapeutics, Inc.*	3,860,398
13,572	Reata Pharmaceuticals, Inc. Class A*	1,353,128
59,558	Revolution Medicines, Inc.*	2,732,521
50,627	Rocket Pharmaceuticals, Inc.*	2,246,320
143,122	TCR2 Therapeutics, Inc.*	3,160,134
119,818	TG Therapeutics, Inc.*	5,775,228
39,583	Turning Point Therapeutics, Inc.*	3,744,156
135,779	UroGen Pharma Ltd.*(1)	2,644,975
112,607	Y-mAbs Therapeutics, Inc.*	3,405,236

		108,894,368

	Real Estate - 3.4%
233,874	Essential Properties Realty Trust, Inc. REIT	5,339,343
53,090	Redfin Corp.*	3,535,263
75,886	Ryman Hospitality Properties, Inc. REIT	5,881,924
293,447	Xenia Hotels & Resorts, Inc. REIT	5,722,217

		20,478,747

	Retailing - 7.1%
5,016,400	Allstar Co.*(2)(3)(4)	6,300,598
30,035	Five Below, Inc.*	5,730,378
93,484	Floor & Decor Holdings, Inc. Class A*	8,925,852
115,395	Ollie’s Bargain Outlet Holdings, Inc.*	10,039,365
184,358	Porch Group, Inc.*	3,263,137
249,088	RealReal, Inc.*	5,636,861
43,094	Tory Burch LLC*(2)(3)(5)	2,353,796

		42,249,987

	Semiconductors & Semiconductor Equipment - 4.2%
63,874	ACM Research, Inc. Class A*	5,160,380
109,611	Maxeon Solar Technologies Ltd.*(1)	3,459,323
37,326	MKS Instruments, Inc.	6,920,987

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
344,187	Tower Semiconductor Ltd.*	$9,651,004

		25,191,694

	Software & Services - 14.1%
106,924	2U, Inc.*	4,087,705
104,427	Digital Turbine, Inc.*	8,391,754
79,616	j2 Global, Inc.*	9,542,774
65,805	LiveRamp Holdings, Inc.*	3,413,963
69,404	Manhattan Associates, Inc.*	8,146,642
93,692	Mimecast Ltd.*	3,767,355
131,129	Perficient, Inc.*	7,699,895
40,546	Proofpoint, Inc.*	5,100,281
27,060	Q2 Holdings, Inc.*	2,711,412
129,128	Rapid7, Inc.*	9,634,240
301,122	Repay Holdings Corp.*	7,070,345
161,345	Telos Corp.*	6,118,202
67,683	Varonis Systems, Inc.*	3,474,845
404,486	Verra Mobility Corp.*	5,474,718

		84,634,131

	Technology Hardware & Equipment - 4.5%
147,867	II-VI, Inc.*	10,109,667
41,251	Lumentum Holdings, Inc.*	3,768,279
55,097	Novanta, Inc.*	7,266,743
89,236	PAR Technology Corp.*	5,836,927

		26,981,616

	Telecommunication Services - 0.5%
25,333	Bandwidth, Inc. Class A*	3,210,705

	Transportation - 0.8%
20,133	Saia, Inc.*	4,642,267

	Total Common Stocks (cost $449,221,424)	$580,495,840

Convertible Preferred Stocks - 0.5%
	Retailing - 0.5%
74,004	Honest Co., Inc. Series E*(2)(3)(5)	3,031,944

	Total Convertible Preferred Stocks (cost $3,386,053)	$3,031,944

Escrows - 0.0%(6)
	Software & Services - 0.0%
410,300	Marklogic Corp.*(2)(3)(5)	69,751
157,023	Veracode, Inc.*(2)(3)(5)	7,568

	Total Escrows (cost $—)	$77,319

	Total Long-Term Investments (cost $452,607,477)	$583,605,103

Short-Term Investments - 1.5%
	Repurchase Agreements - 0.6%
3,443,866	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $3,443,866; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $3,512,755	3,443,866

	Securities Lending Collateral – 0.9%
463,290	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	$463,290
5,137,112	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(7)	5,137,112

		5,600,402

	Total Short-Term Investments (cost $9,044,268)	$9,044,268

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Total Investments (cost $461,651,745)	98.9%	$592,649,371
Other Assets and Liabilities	1.1%	6,814,339

Total Net Assets	100.0%	$599,463,710

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

These investments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2021, the aggregate fair value of these investments was $14,370,705, which represented 2.4% of total net assets. This amount excludes investments that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,763,657 or 2.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
08/2011	Allstar Co.	5,016,400	$1,076,242	$6,300,598
08/2015	Honest Co., Inc. Series E Convertible Preferred	74,004	3,386,053	3,031,944
10/2020	Marklogic Corp.	410,300	—	69,751
11/2013	Tory Burch LLC	43,094	3,377,559	2,353,796
04/2017	Veracode, Inc.	157,023	—	7,568

			$7,839,854	$11,763,657

(4)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(5)	Investment valued using significant unobservable inputs.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Future PIPE Purchase Commitments Outstanding as of March 31, 2021

Period Committed	Security Name	Committed Shares	Committed Cost	Committed Market Value	Unrealized Appreciation/ (Deprecation)
02/2021	Aone(2)	446,400	$4,464,000	$4,656,398	$192,398
02/2021	Decarbonization Plus Acquisition Corp(2)	163,500	1,635,000	1,635,000	—
02/2021	FTAC Olympus Acquisition Corp.(2)	64,300	643,000	643,000	—
12/2020	TPG Pace Beneficial Finance Corp.(2)	316,800	3,168,000	5,582,650	2,414,650
01/2021	TS Innovation Acquisitions Corp.(2)	369,464	3,694,640	3,694,640	—

			$13,604,640	$16,211,688	$2,607,048

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). The Small Company HLS Fund had contingent commitments outstanding of $13,604,640 to purchase restricted PIPE shares as of March 31, 2021.

The aggregate unrealized appreciation of PIPE commitments represents 0.4% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$6,648,880	$6,648,880	$—	$—
Banks	13,838,449	13,838,449	—	—
Capital Goods	68,072,583	68,072,583	—	—
Commercial & Professional Services	7,269,458	7,269,458	—	—
Consumer Durables & Apparel	35,072,384	35,072,384	—	—
Consumer Services	41,567,551	41,567,551	—	—
Diversified Financials	6,768,106	6,768,106	—	—
Food, Beverage & Tobacco	9,241,311	9,241,311	—	—
Health Care Equipment & Services	66,116,143	66,116,143	—	—
Insurance	4,556,571	4,556,571	—	—
Materials	3,657,012	3,657,012	—	—
Media & Entertainment	5,491,582	5,491,582	—	—
Pharmaceuticals, Biotechnology & Life Sciences	108,894,368	108,894,368	—	—
Real Estate	20,478,747	20,478,747	—	—
Retailing	42,249,987	33,595,593	6,300,598	2,353,796
Semiconductors & Semiconductor Equipment	25,191,694	25,191,694	—	—
Software & Services	80,546,426	80,546,426	—	—
Technology Hardware & Equipment	26,981,616	26,981,616	—	—
Telecommunication Services	3,210,705	3,210,705	—	—
Transportation	4,642,267	4,642,267	—	—
Convertible Preferred Stocks	3,031,944	—	—	3,031,944
Escrows	77,319	—	—	77,319
Short-Term Investments	9,044,268	5,600,402	3,443,866	—
Future PIPE Purchase Commitment	2,607,048	—	2,607,048	—

Total	$595,256,419	$577,441,848	$12,351,512	$5,463,059

(1) For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2021 is not presented.

Hartford Stock HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.3%
	Banks - 1.6%
140,484	PNC Financial Services Group, Inc.	$24,642,298

	Capital Goods - 13.5%
80,365	Deere & Co.	30,067,761
190,645	General Dynamics Corp.	34,613,506
197,747	Honeywell International, Inc.	42,924,941
75,937	Lockheed Martin Corp.	28,058,722
133,940	Northrop Grumman Corp.	43,348,342
323,009	Raytheon Technologies Corp.	24,958,905

		203,972,177

	Consumer Durables & Apparel - 2.7%
301,816	NIKE, Inc. Class B	40,108,328

	Consumer Services - 3.5%
235,885	McDonald’s Corp.	52,871,264

	Diversified Financials - 3.8%
409,028	American Express Co.	57,852,920

	Food & Staples Retailing - 1.3%
55,536	Costco Wholesale Corp.	19,575,329

	Food, Beverage & Tobacco - 7.8%
927,250	Coca-Cola Co.	48,875,347
867,237	Diageo plc	35,627,365
235,857	PepsiCo., Inc.	33,361,973

		117,864,685

	Health Care Equipment & Services - 12.0%
458,325	Baxter International, Inc.	38,655,131
104,412	Danaher Corp.	23,501,053
383,901	Medtronic plc	45,350,225
58,861	Stryker Corp.	14,337,362
161,291	UnitedHealth Group, Inc.	60,011,542

		181,855,313

	Household & Personal Products - 5.6%
521,418	Colgate-Palmolive Co.	41,103,381
324,878	Procter & Gamble Co.	43,998,228

		85,101,609

	Insurance - 5.0%
235,332	Chubb Ltd.	37,175,396
318,553	Marsh & McLennan Cos., Inc.	38,799,755

		75,975,151

	Materials - 5.2%
163,263	Ecolab, Inc.	34,949,711
152,967	Linde plc	42,852,175

		77,801,886

	Media & Entertainment - 1.9%
529,468	Comcast Corp. Class A	28,649,514

	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
86,602	Amgen, Inc.	21,547,444
337,391	Johnson & Johnson	55,450,211
426,815	Merck & Co., Inc.	32,903,168
729,319	Pfizer, Inc.	26,423,227

		136,324,050

	Real Estate - 3.3%
90,134	American Tower Corp. REIT	21,547,434
117,021	Public Storage REIT	28,876,102

		50,423,536

	Retailing - 6.0%
9,440,100	Allstar Co.*(1)(2)(3)	11,856,766

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
111,906	Home Depot, Inc.		$34,159,307
672,090	TJX Cos., Inc.		44,458,753

			90,474,826

	Software & Services - 9.2%
132,372	Accenture plc Class A		36,567,765
143,625	Automatic Data Processing, Inc.		27,069,004
177,195	Microsoft Corp.		41,777,265
154,835	Visa, Inc. Class A		32,783,215

			138,197,249

	Transportation - 7.9%
333,960	Canadian National Railway Co.		38,756,049
214,474	Union Pacific Corp.		47,272,214
195,465	United Parcel Service, Inc. Class B		33,227,095

			119,255,358

	Total Common Stocks (cost $880,759,451)		$1,500,945,493

Short-Term Investments - 0.4%
	Repurchase Agreements - 0.4%
$ 6,660,123	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $6,660,123; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $6,793,365 0.00%, 04/01/2021		6,660,123

	Total Short-Term Investments (cost $6,660,123)		$6,660,123

	Total Investments (cost $887,419,574)	99.7%	$1,507,605,616

	Other Assets and Liabilities	0.3%	4,490,661

	Total Net Assets	100.0%	$1,512,096,277

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2021, the aggregate fair value of this security was $11,856,766, which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,856,766 or 0.8% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
08/2011	Allstar Co.	9,440,100	$2,025,320	$11,856,766
(3)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$24,642,298	$24,642,298	$—	$—
Capital Goods	203,972,177	203,972,177	—	—
Consumer Durables & Apparel	40,108,328	40,108,328	—	—
Consumer Services	52,871,264	52,871,264	—	—
Diversified Financials	57,852,920	57,852,920	—	—
Food & Staples Retailing	19,575,329	19,575,329	—	—
Food, Beverage & Tobacco	117,864,685	82,237,320	35,627,365	—
Health Care Equipment & Services	181,855,313	181,855,313	—	—
Household & Personal Products	85,101,609	85,101,609	—	—
Insurance	75,975,151	75,975,151	—	—
Materials	77,801,886	77,801,886	—	—
Media & Entertainment	28,649,514	28,649,514	—	—
Pharmaceuticals, Biotechnology & Life Sciences	136,324,050	136,324,050	—	—
Real Estate	50,423,536	50,423,536	—	—
Retailing	90,474,826	78,618,060	11,856,766	—
Software & Services	138,197,249	138,197,249	—	—
Transportation	119,255,358	119,255,358	—	—
Short-Term Investments	6,660,123	—	6,660,123	—

Total	$1,507,605,616	$1,453,461,362	$54,144,254	$—

(1) For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 19.7%
	Asset-Backed - Automobile - 0.6%
$ 2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,466,295
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,112,303
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,733,799
1,390,000	2.73%, 12/15/2025(1)	1,431,420
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,997,872
665,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	668,915

		13,410,604

	Asset-Backed - Credit Card - 0.1%
2,210,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	2,210,103

	Asset-Backed - Finance & Insurance - 3.2%
919,607	Aaset Trust 3.35%, 01/16/2040(1)	917,999
107,484	Avery Point CLO Ltd. 1.32%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	107,475
2,457,621	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	2,484,193
3,660,000	BlueMountain CLO Ltd. 0.00%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	3,660,388
1,910,000	Carlyle U.S. CLO Ltd. 0.00%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	1,910,199
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,352,905
2,357,000	Citigroup Commercial Mortgage Trust 4.12%, 11/15/2049(3)	2,478,173
	Domino’s Pizza Master Issuer LLC
1,435,500	3.67%, 10/25/2049(1)	1,508,840
3,201,313	4.12%, 07/25/2048(1)	3,363,907
1,015,179	Eagle RE Ltd. 1.81%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,019,953
1,046,772	Fieldstone Mortgage Investment Trust 0.65%, 05/25/2036, 1 mo. USD LIBOR + 0.540%(2)	839,647
3,267,261	First Franklin Mortgage Loan Trust 0.59%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,908,138
2,974,807	GSAMP Trust 0.20%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	2,159,502
	MFA Trust
848,522	1.01%, 01/26/2065(1)(3)	847,970
602,043	2.59%, 02/25/2057(1)(3)	609,048
827,584	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	836,016
687,611	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	688,711
	Preston Ridge Partners Mortgage Trust LLC
1,102,022	2.36%, 11/25/2025(1)(4)	1,104,505
1,404,704	3.50%, 10/25/2024(1)(3)	1,416,340
532,407	Pretium Mortgage Credit Partners LLC 3.72%, 02/27/2060(1)(4)	537,010
1,063,495	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,163,586
392,898	Securitized Asset-Backed Receivables LLC Trust 0.29%, 07/25/2036, 1 mo. USD LIBOR + 0.180%(2)	184,639
16,602	SoFi Consumer Loan Program LLC 2.50%, 05/26/2026(1)	16,627
3,596,566	Springleaf Funding Trust 2.68%, 07/15/2030(1)	3,606,384

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	$1,423,442
	Symphony CLO Ltd.
6,615,000	0.00%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	6,636,492
5,599,454	1.18%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	5,604,852
5,815,000	Thompson Park CLO Ltd. 0.00%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	5,813,546
7,550,000	Voya CLO Ltd. 1.12%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	7,550,672
2,012,400	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	2,120,888
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,956,992
3,365,000	2.72%, 11/15/2024(1)	3,468,736
775,000	Wingstop Funding LLC 2.84%, 12/05/2050(1)	784,866

		74,082,641

	Asset-Backed - Home Equity - 0.7%
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,876,250
	GSAA Home Equity Trust
5,099,094	0.19%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	2,150,975
2,218,472	0.47%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	825,240
552,484	5.99%, 06/25/2036(3)	220,506
	Legacy Mortgage Asset Trust
3,238,115	3.00%, 06/25/2059(1)(4)	3,257,183
4,130,224	3.25%, 11/25/2059(1)(4)	4,177,179
73,271	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.41%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	66,104
1,329,795	Morgan Stanley Mortgage Loan Trust 0.28%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	537,048
	Soundview Home Loan Trust
2,318,730	0.29%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,226,570
435,000	0.61%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	406,654

		16,743,709

	Commercial Mortgage-Backed Securities - 5.2%
	BBCMS Mortgage Trust
8,553,000	0.96%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	8,547,717
27,689,520	1.45%, 02/15/2050(3)(5)	1,832,415
	Benchmark Mortgage Trust
11,881,119	0.51%, 01/15/2051(3)(5)	331,563
19,798,307	0.51%, 07/15/2051(3)(5)	527,065
8,949,554	1.07%, 08/15/2052(3)(5)	558,394
25,913,268	1.23%, 03/15/2062(3)(5)	1,992,251
10,421,364	1.52%, 01/15/2054(3)(5)	1,247,187
2,763,298	1.79%, 07/15/2053(3)(5)	312,803
4,989,412	BX Commercial Mortgage Trust 1.03%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	4,992,542
2,920,000	CAMB Commercial Mortgage Trust 2.66%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,919,957
3,855,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	3,980,658
	Citigroup Commercial Mortgage Trust
19,595,866	0.94%, 07/10/2047(3)(5)	525,761
21,364,741	1.04%, 04/10/2048(3)(5)	766,191
	Commercial Mortgage Trust
7,035,199	0.58%, 02/10/2047(3)(5)	100,159
3,862,377	0.66%, 08/10/2046(3)(5)	54,329
4,475,000	1.01%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	4,474,999
948,544	2.82%, 10/15/2045	968,958
1,659,863	2.85%, 10/15/2045	1,702,095
1,145,000	3.10%, 03/10/2046	1,178,641
568,061	3.21%, 03/10/2046	591,741

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 6,780,000	3.42%, 03/10/2031(1)	$7,120,825
1,260,000	3.61%, 06/10/2046(3)	1,331,159
954,926	4.02%, 07/10/2045	1,014,101
630,000	4.07%, 02/10/2047(3)	683,371
1,045,000	4.21%, 08/10/2046(3)	1,122,999
615,085	4.22%, 07/10/2045(3)	657,282
535,000	4.24%, 02/10/2047(3)	580,440
720,000	4.58%, 10/15/2045(1)(3)	36,000
1,920,000	4.75%, 10/15/2045(1)(3)	711,130
33,156	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	33,813
	CSAIL Commercial Mortgage Trust
58,087,877	0.75%, 06/15/2057(3)(5)	1,464,366
2,721,142	0.92%, 11/15/2048(3)(5)	92,302
8,022,706	1.92%, 01/15/2049(3)(5)	569,891
4,282,507	DBJPM Mortgage Trust 1.71%, 09/15/2053(3)(5)	441,005
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,387,180
	GS Mortgage Securities Trust
43,355,399	0.07%, 07/10/2046(3)(5)	77,307
3,445,511	1.20%, 08/10/2044(1)(3)(5)	871
1,580,166	3.67%, 04/10/2047(1)	79,008
785,121	4.07%, 01/10/2047	846,313
2,215,000	4.96%, 04/10/2047(1)(3)	1,258,651
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,406,878
1,400,000	2.81%, 01/16/2037(1)	1,439,982
608,397	2.84%, 12/15/2047	625,593
1,290,924	4.42%, 12/15/2047(1)(3)	975,044
	JPMBB Commercial Mortgage Securities Trust
20,276,781	0.63%, 09/15/2047(3)(5)	360,337
5,185,078	0.65%, 05/15/2048(3)(5)	119,299
855,054	3.36%, 07/15/2045	889,192
	Morgan Stanley Bank of America Merrill Lynch Trust
10,591,166	1.00%, 12/15/2047(3)(5)	310,928
1,476,645	1.02%, 10/15/2048(3)(5)	52,146
1,530,000	3.13%, 12/15/2048	1,587,649
1,320,000	3.18%, 08/15/2045	1,351,913
795,172	4.26%, 10/15/2046(3)	851,424
	Morgan Stanley Capital Trust
8,050,020	1.42%, 06/15/2050(3)(5)	458,399
4,920,000	3.47%, 08/11/2033(1)	4,933,573
1,460,000	5.26%, 07/15/2049(1)(3)	522,808
82,680	5.67%, 10/12/2052(1)(3)	19,843
2,475,000	MTRO Commercial Mortgage Trust 1.91%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,464,373
1,370,000	Natixis Commercial Mortgage Securities Trust 2.91%, 10/15/2036(1)	1,368,822
791,098	Oaktown Re II Ltd. 1.66%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	791,352
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	777,448
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,579,378
5,070,180	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	5,098,908
4,308,537	UBS Commercial Mortgage Trust 1.06%, 08/15/2050(3)(5)	216,205
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	813,974
2,096,866	3.09%, 08/10/2049	2,154,243
2,065,000	3.19%, 03/10/2046	2,143,899
775,000	3.24%, 04/10/2046	807,412

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Wells Fargo Commercial Mortgage Trust
$ 16,187,201	1.10%, 05/15/2048(3)(5)	$558,860
1,036,612	2.92%, 10/15/2045	1,063,470
3,085,000	2.94%, 10/15/2049	3,279,786
430,000	4.15%, 05/15/2048(3)	437,318
	Wells Fargo N.A.
20,073,942	0.60%, 11/15/2062(3)(5)	874,969
9,786,717	0.65%, 11/15/2062(3)(5)	470,907
39,523,456	0.73%, 11/15/2050(3)(5)	1,575,112
4,631,261	0.80%, 11/15/2054(3)(5)	197,810
19,763,665	0.84%, 09/15/2062(3)(5)	1,161,042
35,474,023	0.89%, 01/15/2063(3)(5)	2,289,327
12,773,208	0.90%, 05/15/2062(3)(5)	786,407
2,545,000	2.04%, 02/15/2054	2,460,937
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	262,954
1,215,000	3.00%, 08/15/2045	1,244,719
1,150,000	3.07%, 03/15/2045	1,193,951
450,000	3.35%, 05/15/2045	469,379
655,964	3.72%, 05/15/2047	686,960
230,000	4.05%, 03/15/2047	248,701
1,095,000	4.15%, 08/15/2046(3)	1,170,454
710,000	5.00%, 06/15/2044(1)(3)	279,961
790,000	5.58%, 04/15/2045(1)(3)	800,385

		119,747,871

	Other Asset-Backed Securities - 3.0%
	Affirm Asset Securitization Trust
2,728,031	1.90%, 01/15/2025(1)	2,750,108
1,076,530	3.46%, 10/15/2024(1)	1,090,950
	Bayview Koitere Fund Trust
3,583,453	3.50%, 07/28/2057(1)(3)	3,680,182
1,458,160	4.00%, 11/28/2053(1)(3)	1,499,743
	Bayview Opportunity Master Fund Trust
1,564,534	3.50%, 01/28/2055(1)(3)	1,605,851
1,902,257	3.50%, 06/28/2057(1)(3)	1,947,779
2,985,528	4.00%, 10/28/2064(1)(3)	3,066,559
1,109,157	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,099,136
4,365,837	Galaxy CLO Ltd. 0.98%, 11/15/2026, 3 mo. USD LIBOR + 0.790%(1)(2)	4,363,781
7,095,000	KKR CLO Ltd. 1.46%, 10/15/2030, 3 mo. USD LIBOR + 1.220%(1)(2)	7,129,709
5,492,569	Preston Ridge Partners Mortgage Trust LLC 2.95%, 10/25/2025(1)(4)	5,507,715
523,867	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	519,727
4,811,062	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	5,203,118
	Towd Point Mortgage Trust
2,962,523	0.72%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	2,962,523
1,085,933	2.25%, 04/25/2056(1)(3)	1,093,966
189,957	2.75%, 02/25/2055(1)(3)	190,719
1,225,146	2.75%, 08/25/2055(1)(3)	1,241,111
3,895,232	2.75%, 10/25/2056(1)(3)	3,961,638
1,006,297	2.75%, 04/25/2057(1)(3)	1,021,344
3,305,022	2.75%, 06/25/2057(1)(3)	3,407,536
1,996,040	2.75%, 07/25/2057(1)(3)	2,032,938
12,974	3.00%, 03/25/2054(1)(3)	12,971
1,160,000	VCAT LLC 2.12%, 03/27/2051(1)(4)	1,159,989
5,775,000	Venture 42 CLO Ltd. 0.00%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	5,775,612
2,228,780	VOLT XCI LLC 3.11%, 11/25/2050(1)(4)	2,236,745

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,471,290	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	$3,468,411

		68,029,861

	Whole Loan Collateral CMO - 6.9%
	Alternative Loan Trust
176,684	0.65%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	175,866
809,232	0.75%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	718,863
725,434	5.75%, 05/25/2036	473,217
	Angel Oak Mortgage Trust
4,243,583	0.91%, 01/25/2066(1)(3)	4,246,223
4,026,979	0.99%, 04/25/2053(1)(3)	4,023,783
685,638	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	698,205
4,321,466	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	4,412,896
	Banc of America Funding Trust
878,587	0.71%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	883,777
2,945,677	5.77%, 05/25/2037(3)	3,012,397
115,678	5.85%, 01/25/2037(4)	117,041
709,590	BCAP LLC Trust 0.29%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	691,559
187,438	Bear Stearns Adjustable Rate Mortgage Trust 2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	191,064
745,883	Bear Stearns Alt-A Trust 0.61%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	919,238
252,871	Bear Stearns Mortgage Funding Trust 0.29%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	239,957
	Bellemeade Re Ltd.
404,837	1.21%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	405,003
210,576	1.41%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	210,603
1,851,116	1.51%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,854,820
	CHL Mortgage Pass-Through Trust
360,156	2.74%, 11/20/2035(3)	316,751
1,548,546	3.02%, 09/25/2047(3)	1,486,932
2,829,039	CIM Trust 3.00%, 04/25/2057(1)(3)	2,880,580
1,613,086	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,621,018
4,465,831	Colombia Cent CLO Ltd. 1.37%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	4,468,300
	Connecticut Avenue Securities Trust
1,082,555	2.11%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	1,082,555
1,328,463	2.21%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,331,168
935,935	2.26%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	938,133
1,170,001	2.26%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,152,147
1,021,384	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,023,028
1,475,959	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,344,858
1,908,948	CSMC Trust 3.25%, 04/25/2047(1)(3)	1,947,427
238,085	Deephaven Residential Mortgage Trust 2.45%, 06/25/2047(1)(3)	238,740
	Fannie Mae Connecticut Avenue Securities
1,402,403	3.66%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	1,444,525
2,241,892	4.46%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	2,333,152
726,575	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	748,364
416,051	5.81%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	441,318
283,285	6.11%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	298,406
21,584	GMACM Mortgage Loan Trust 3.13%, 04/19/2036(3)	19,009
	GSR Mortgage Loan Trust
929,573	0.41%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	256,272
1,221,077	3.02%, 01/25/2036(3)	1,244,077

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	HarborView Mortgage Loan Trust
$ 829,175	0.30%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	$793,009
2,863,734	0.35%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	2,802,239
905,561	Home Re Ltd. 1.71%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	907,275
986,211	IndyMac Index Mortgage Loan Trust 2.94%, 03/25/2036(3)	887,227
180,408	JP Morgan Mortgage Trust 3.11%, 04/25/2037(3)	160,253
2,427,818	LCM XX L.P. 1.26%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,428,204
883,282	Lehman XS Trust 0.53%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	895,101
	LSTAR Securities Investment Ltd.
5,225,000	0.00%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)(6)	5,225,000
1,583,041	1.62%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,580,446
3,712,222	1.62%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	3,685,253
4,118,988	1.92%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	4,124,929
277,217	MASTR Adjustable Rate Mortgages Trust 3.18%, 11/21/2034(3)	279,942
5,750,000	MFA LLC 2.36%, 03/25/2060(1)(4)	5,755,083
3,363,000	Mortgage Insurance-Linked Notes 2.01%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	3,367,676
	New Residential Mortgage Loan Trust
3,351,047	0.86%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	3,361,462
2,696,900	1.61%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	2,741,085
1,370,697	2.49%, 09/25/2059(1)(3)	1,392,724
592,067	3.23%, 08/25/2060(1)(4)	596,813
2,522,172	3.50%, 08/25/2059(1)(3)	2,631,267
2,740,952	3.75%, 11/26/2035(1)(3)	2,902,816
2,579,381	3.75%, 11/25/2056(1)(3)	2,745,271
4,621,140	4.00%, 02/25/2057(1)(3)	4,955,233
4,632,656	4.00%, 03/25/2057(1)(3)	4,943,095
3,631,520	4.00%, 04/25/2057(1)(3)	3,852,599
2,741,943	4.00%, 05/25/2057(1)(3)	2,916,877
4,114,595	4.00%, 08/27/2057(1)(3)	4,403,782
1,768,488	4.00%, 12/25/2057(1)(3)	1,887,750
267,669	Oaktown Re III Ltd. 1.51%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	267,755
5,289,785	OZLM Ltd. 1.26%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	5,290,478
1,617,657	PMT Credit Risk Transfer Trust 2.13%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,535,681
873,043	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	877,415
604,748	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	603,623
	Seasoned Credit Risk Transfer Trust
2,907,744	2.50%, 08/25/2059	2,991,935
2,015,795	3.50%, 11/25/2057	2,199,544
5,361,945	3.50%, 07/25/2058	5,862,657
5,126,798	3.50%, 10/25/2058	5,578,518
743,512	Structured Agency Credit Risk Trust 1.76%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	738,534
1,675,000	Vericrest Opportunity Loan Transferee 2.12%, 04/25/2051(1)(4)	1,675,439
3,340,000	Verus Securitization Trust 0.92%, 02/25/2064(1)(3)	3,341,858
	WaMu Mortgage Pass-Through Certificates Trust
439,849	0.95%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	433,803
2,283,080	1.20%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	2,107,605
862,887	3.14%, 06/25/2037(3)	827,204
27,259,653	Wells Fargo Commercial Mortgage Trust 0.90%, 09/15/2057(3)(5)	926,479

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 21,165,024	Wells Fargo N.A. 1.79%, 03/15/2063(3)(5)	$2,887,580

		160,259,791

	Total Asset & Commercial Mortgage-Backed Securities (cost $455,840,063)	$454,484,580

Corporate Bonds - 33.4%
	Advertising - 0.0%
500,000	Lamar Media Corp. 3.75%, 02/15/2028	499,375

	Aerospace/Defense - 0.6%
	Boeing Co.
1,900,000	5.04%, 05/01/2027	2,165,046
1,390,000	5.15%, 05/01/2030	1,598,680
815,000	General Dynamics Corp. 4.25%, 04/01/2040	957,158
2,127,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	2,269,139
2,035,000	Northrop Grumman Corp. 5.15%, 05/01/2040	2,547,154
	Raytheon Technologies Corp.
32,000	3.65%, 08/16/2023	34,232
1,220,000	4.45%, 11/16/2038	1,410,420
400,000	4.63%, 11/16/2048	477,199
1,565,000	United Technologies Corp. 3.95%, 08/16/2025	1,737,541

		13,196,569

	Agriculture - 0.7%
	Altria Group, Inc.
915,000	2.45%, 02/04/2032	869,507
405,000	2.63%, 09/16/2026	421,579
1,110,000	3.70%, 02/04/2051	1,008,853
765,000	3.88%, 09/16/2046	740,191
2,055,000	5.38%, 01/31/2044	2,389,437
955,000	5.80%, 02/14/2039	1,164,420
	BAT Capital Corp.
2,460,000	2.26%, 03/25/2028	2,420,162
1,755,000	2.79%, 09/06/2024	1,849,346
3,265,000	BAT International Finance plc 1.67%, 03/25/2026	3,230,478
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(7)	1,865,600

		15,959,573

	Apparel - 0.0%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	589,875

	Auto Manufacturers - 0.2%
	General Motors Co.
1,260,000	5.20%, 04/01/2045	1,443,128
740,000	6.13%, 10/01/2025	869,841
145,000	6.80%, 10/01/2027	179,789
1,190,000	General Motors Financial Co., Inc. 1.25%, 01/08/2026	1,166,909

		3,659,667

	Beverages - 0.8%
	Anheuser-Busch InBev Worldwide, Inc.
1,607,000	3.75%, 07/15/2042	1,646,465
1,145,000	4.60%, 04/15/2048	1,309,396
710,000	4.75%, 04/15/2058	815,733
3,304,000	5.45%, 01/23/2039	4,122,589
395,000	Coca-Cola Co. 3.00%, 03/05/2051	381,969

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Constellation Brands, Inc.
$ 1,275,000	2.65%, 11/07/2022	$1,314,890
612,000	3.15%, 08/01/2029	640,618
3,171,000	3.60%, 02/15/2028	3,446,689
590,000	4.65%, 11/15/2028	677,577
3,313,000	Diageo Capital plc 2.00%, 04/29/2030	3,236,641
600,000	Keurig Dr Pepper, Inc. 3.35%, 03/15/2051	595,634

		18,188,201

	Biotechnology - 0.5%
	Amgen, Inc.
545,000	1.90%, 02/21/2025	562,559
4,420,000	2.30%, 02/25/2031	4,374,405
835,000	3.15%, 02/21/2040	829,703
740,000	3.38%, 02/21/2050	737,366
4,110,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	3,854,911
	Royalty Pharma plc
1,185,000	3.30%, 09/02/2040(1)	1,139,532
1,290,000	3.55%, 09/02/2050(1)	1,225,489

		12,723,965

	Chemicals - 0.2%
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	160,346
220,000	5.38%, 03/15/2044	260,975
290,000	Chemours Co. 5.38%, 05/15/2027(8)	307,400
2,760,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,998,034
	LYB International Finance LLC
745,000	1.25%, 10/01/2025	735,287
475,000	3.80%, 10/01/2060	462,053
290,000	Olin Corp. 5.13%, 09/15/2027	300,150

		5,224,245

	Commercial Banks - 5.4%
	Bank of America Corp.
4,625,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(9)	4,629,528
2,140,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(9)	2,243,500
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(9)	1,641,757
4,765,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(9)	5,118,618
4,620,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(9)	5,050,669
4,305,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(9)	4,797,886
2,050,000	7.75%, 05/14/2038	3,140,815
2,105,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,214,449
	BNP Paribas S.A.
1,090,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(9)	1,065,537
1,940,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(9)	1,988,821
1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,864,903
	Citigroup, Inc.
1,555,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(9)	1,571,442

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,275,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(9)	$3,500,029
1,795,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(9)	1,985,940
631,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(9)	717,347
1,660,000	4.45%, 09/29/2027	1,869,417
3,285,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(9)(10)	3,494,327
	Danske Bank A/S
1,890,000	5.00%, 01/12/2022(1)	1,952,212
1,970,000	5.38%, 01/12/2024(1)	2,196,575
1,640,000	Fifth Third Bancorp 2.38%, 01/28/2025	1,709,389
	Goldman Sachs Group, Inc.
1,020,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(9)	964,511
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(9)	993,485
2,680,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(9)	2,936,786
1,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(9)	1,117,823
65,000	6.25%, 02/01/2041	91,586
1,756,000	6.75%, 10/01/2037	2,470,207
2,710,000	HSBC Holdings plc 1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(9)	2,665,544
	JP Morgan Chase & Co.
390,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(9)	396,650
1,735,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(9)	1,721,897
575,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(9)	557,507
2,160,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(9)	2,303,981
2,500,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(9)	2,701,838
1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(9)	1,798,803
1,990,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(9)	2,129,838
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(9)	4,940,500
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(9)	2,485,478
930,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(9)	1,008,927
	Morgan Stanley
4,595,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(9)	4,268,821
2,540,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(9)	2,384,027
2,450,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(9)	2,491,210
100,000	2.75%, 05/19/2022	102,656
2,000,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(9)	2,179,177
1,475,000	3.63%, 01/20/2027	1,617,623
2,775,000	4.00%, 07/23/2025	3,078,384
600,000	PNC Bank NA 2.70%, 10/22/2029	610,529

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	PNC Financial Services Group, Inc.
$ 835,000	2.20%, 11/01/2024	$877,856
80,000	2.55%, 01/22/2030	81,122
1,435,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,475,261
	State Street Corp.
150,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(9)	157,737
1,065,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(9)	1,132,658
5,190,000	Truist Bank 2.25%, 03/11/2030	5,060,786
1,273,000	UBS Group AG 2.65%, 02/01/2022(1)	1,297,114
2,685,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,798,946
	Wells Fargo & Co.
3,075,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(9)	3,211,643
2,795,000	3.00%, 04/22/2026	2,985,416
665,000	3.00%, 10/23/2026	710,984
1,840,000	3.75%, 01/24/2024	1,989,575
155,000	4.90%, 11/17/2045	183,975
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(9)	977,663
214,000	5.61%, 01/15/2044	274,588

		123,986,273

	Commercial Services - 1.3%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,243,122
200,000	4.13%, 08/15/2025(1)	205,166
5,190,000	4.38%, 08/15/2027(1)	5,410,575
	Equifax, Inc.
1,079,000	2.60%, 12/15/2025	1,130,637
345,000	3.10%, 05/15/2030	357,860
3,345,000	Gartner, Inc. 3.75%, 10/01/2030(1)	3,311,550
	Global Payments, Inc.
1,510,000	2.90%, 05/15/2030	1,534,333
905,000	3.20%, 08/15/2029	952,549
	Howard University (AGM Insured)
1,000,000	2.70%, 10/01/2029	994,799
1,000,000	2.90%, 10/01/2031	1,005,148
720,000	3.48%, 10/01/2041	689,645
4,150,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,447,181
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,440,125
385,000	4.63%, 12/15/2027	405,694
4,561,000	5.13%, 06/01/2029	4,894,865
315,000	United Rentals North America, Inc. 4.00%, 07/15/2030	320,591

		29,343,840

	Construction Materials - 0.2%
985,000	Carrier Global Corp. 2.70%, 02/15/2031	983,950
	Standard Industries, Inc.
805,000	3.38%, 01/15/2031(1)	762,737
3,370,000	4.38%, 07/15/2030(1)	3,400,330

		5,147,017

	Diversified Financial Services - 0.5%
1,875,000	GE Capital Funding LLC 4.40%, 05/15/2030(1)	2,121,379

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,855,000	GE Capital International Funding Co. 4.42%, 11/15/2035	$2,126,044
	Mastercard, Inc.
1,000,000	2.95%, 03/15/2051	979,478
475,000	3.35%, 03/26/2030	519,645
390,000	Navient Corp. 7.25%, 01/25/2022	404,138
4,220,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,314,866

		10,465,550

	Electric - 2.5%
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031(8)	654,866
875,000	3.25%, 04/15/2028	942,849
965,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	971,031
	Cleco Corporate Holdings LLC
1,215,000	3.38%, 09/15/2029	1,223,474
457,000	3.74%, 05/01/2026	495,831
75,000	4.97%, 05/01/2046	82,592
1,155,000	Commonwealth Edison Co. 3.65%, 06/15/2046	1,227,936
415,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	548,194
	Duke Energy Carolinas LLC
575,000	0.00%, 04/15/2051	585,395
1,525,000	4.25%, 12/15/2041	1,735,709
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	767,292
670,000	Duke Energy Progress LLC 4.38%, 03/30/2044	773,844
	Evergy, Inc.
730,000	2.45%, 09/15/2024	764,115
715,000	2.90%, 09/15/2029	728,212
2,745,000	Exelon Corp. 3.95%, 06/15/2025	2,998,549
	FirstEnergy Corp.
285,000	1.60%, 01/15/2026	277,163
1,550,000	2.25%, 09/01/2030	1,437,625
1,870,000	3.40%, 03/01/2050	1,626,900
820,000	5.35%, 07/15/2047	921,001
	Georgia Power Co.
525,000	2.10%, 07/30/2023	541,874
1,835,000	4.30%, 03/15/2042	2,039,290
	IPALCO Enterprises, Inc.
1,465,000	3.70%, 09/01/2024	1,582,308
4,695,000	4.25%, 05/01/2030(1)	5,111,167
2,030,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	2,067,801
	MidAmerican Energy Co.
330,000	3.15%, 04/15/2050	323,246
380,000	3.65%, 08/01/2048	400,635
1,485,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	1,451,867
	NRG Energy, Inc.
1,705,000	2.00%, 12/02/2025(1)	1,704,905
1,705,000	2.45%, 12/02/2027(1)	1,690,469
	Oglethorpe Power Corp.
360,000	3.75%, 08/01/2050(1)	348,556
1,130,000	5.05%, 10/01/2048	1,326,791
565,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	698,708
3,780,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	3,566,919

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	PacifiCorp
$ 306,000	4.13%, 01/15/2049	$339,764
360,000	4.15%, 02/15/2050	407,328
395,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	435,588
1,820,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,932,085
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	2,236,799
205,000	Sempra Energy 4.00%, 02/01/2048	215,295
	Southern California Edison Co.
675,000	2.25%, 06/01/2030	653,166
1,950,000	2.85%, 08/01/2029	1,977,850
235,000	3.65%, 02/01/2050	231,493
511,000	4.00%, 04/01/2047	524,918
	Southern Co.
625,000	2.95%, 07/01/2023	654,535
5,365,000	3.70%, 04/30/2030	5,793,021

		57,018,956

	Energy-Alternate Sources - 0.1%
1,085,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,194,639

	Engineering & Construction - 0.1%
3,242,471	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,141,144

	Entertainment - 0.2%
1,025,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	1,148,974
4,525,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	4,568,643

		5,717,617

	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,434,000	4.88%, 07/15/2027(1)	5,732,870
116,000	5.13%, 07/15/2029(1)	123,149
	Waste Management, Inc.
560,000	2.50%, 11/15/2050	481,985
235,000	4.15%, 07/15/2049	268,128

		6,606,132

	Food - 0.5%
	Conagra Brands, Inc.
2,235,000	1.38%, 11/01/2027	2,151,666
775,000	4.30%, 05/01/2024	854,532
240,000	4.60%, 11/01/2025	272,339
901,000	4.85%, 11/01/2028	1,048,017
335,000	5.40%, 11/01/2048	427,420
1,325,000	Kellogg Co. 3.40%, 11/15/2027	1,433,088
	Kraft Heinz Foods Co.
45,000	3.75%, 04/01/2030	47,729
95,000	4.25%, 03/01/2031	104,622
5,000	4.63%, 01/30/2029	5,608
1,425,000	Mondelez International, Inc. 1.50%, 02/04/2031	1,302,198
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,301,048

		10,948,267

	Food Service - 0.0%
160,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	166,040

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Forest Products & Paper - 0.2%
$ 4,120,000	Suzano Austria GmbH 5.00%, 01/15/2030	$4,562,900

	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	77,735
375,000	5.88%, 08/20/2026	412,650
	NiSource, Inc.
1,750,000	3.49%, 05/15/2027	1,897,942
1,715,000	3.60%, 05/01/2030	1,857,560
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,731,075
720,000	3.80%, 02/01/2038	772,256

		6,749,218

	Healthcare-Products - 0.6%
	Alcon Finance Corp.
1,739,000	2.75%, 09/23/2026(1)	1,838,447
1,145,000	3.00%, 09/23/2029(1)	1,187,071
940,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	1,057,104
3,925,000	Becton Dickinson and Co. 3.36%, 06/06/2024	4,214,735
	Boston Scientific Corp.
1,030,000	1.90%, 06/01/2025	1,056,542
3,410,000	3.75%, 03/01/2026	3,763,394
690,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	710,700
250,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	259,063

		14,087,056

	Healthcare-Services - 0.8%
	Anthem, Inc.
1,335,000	3.50%, 08/15/2024	1,443,159
410,000	4.63%, 05/15/2042	482,906
	Centene Corp.
95,000	3.38%, 02/15/2030	95,890
435,000	4.25%, 12/15/2027	457,381
5,230,000	4.63%, 12/15/2029	5,660,455
360,000	CommonSpirit Health 3.35%, 10/01/2029	383,872
710,000	HCA, Inc. 3.50%, 09/01/2030	718,197
5,265,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	5,168,019
990,000	Sutter Health 3.36%, 08/15/2050	976,515
	UnitedHealth Group, Inc.
1,420,000	2.38%, 08/15/2024	1,496,255
830,000	3.50%, 08/15/2039	891,364
405,000	4.75%, 07/15/2045	505,351

		18,279,364

	Home Builders - 0.1%
2,465,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,876,101
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	640,406

		3,516,507

	Insurance - 1.2%
4,045,000	American International Group, Inc. 2.50%, 06/30/2025	4,242,474
1,515,000	Aon Corp. 2.20%, 11/15/2022	1,555,426

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,440,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	$6,359,008
3,390,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,312,235
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	19,300
380,000	4.90%, 08/15/2023	373,331
	Marsh & McLennan Cos., Inc.
1,480,000	3.88%, 03/15/2024	1,616,452
1,300,000	4.75%, 03/15/2039	1,599,283
415,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	403,491
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	370,875
2,600,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,676,446
1,250,000	Progressive Corp. 3.20%, 03/26/2030	1,340,771
	Unum Group
640,000	4.00%, 06/15/2029	692,869
1,325,000	4.50%, 03/15/2025	1,480,329
1,215,000	4.50%, 12/15/2049	1,215,466
35,000	Voya Financial, Inc. 4.80%, 06/15/2046	41,214
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,115,295

		28,414,265

	Internet - 0.6%
2,175,000	Alibaba Group Holding Ltd. 3.40%, 12/06/2027	2,332,070
2,320,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,643,668
240,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 03/01/2029(1)	236,208
4,490,000	Nortonlifelock, Inc. 5.00%, 04/15/2025(1)	4,549,717
	Tencent Holdings Ltd.
800,000	2.39%, 06/03/2030(1)	772,068
1,210,000	3.60%, 01/19/2028(1)	1,286,030
1,065,000	3.98%, 04/11/2029(1)	1,156,239

		12,976,000

	Iron/Steel - 0.2%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	299,250
EUR 1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	2,171,530
$ 3,170,000	Vale Overseas Ltd. 3.75%, 07/08/2030	3,321,843

		5,792,623

	IT Services - 0.8%
	Apple, Inc.
1,710,000	2.20%, 09/11/2029	1,731,537
490,000	2.65%, 05/11/2050	443,991
885,000	3.45%, 02/09/2045	934,257
125,000	3.85%, 05/04/2043	140,999
6,750,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	6,785,437
	HP, Inc.
1,115,000	2.20%, 06/17/2025	1,150,390
1,260,000	3.00%, 06/17/2027	1,330,868
	International Business Machines Corp.
2,025,000	1.95%, 05/15/2030	1,958,756
2,885,000	3.50%, 05/15/2029	3,136,464

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	International Business Machines Corp.
$ 470,000	4.25%, 05/15/2049	$539,913
1,070,000	Leidos, Inc. 3.63%, 05/15/2025(1)	1,160,948

		19,313,560

	Lodging - 0.0%
975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	1,016,150

	Machinery-Diversified - 0.1%
65,000	BWX Technologies, Inc. 0.00%, 04/15/2029(1)	65,901
2,405,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,420,644

		2,486,545

	Media - 2.1%
	CCO Holdings LLC / CCO Holdings Capital Corp.
980,000	4.25%, 02/01/2031(1)	982,176
502,000	4.50%, 08/15/2030(1)	511,638
150,000	5.13%, 05/01/2027(1)	158,597
101,000	5.75%, 02/15/2026(1)	104,207
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,600,000	2.30%, 02/01/2032	1,485,821
1,245,000	5.13%, 07/01/2049	1,396,939
4,055,000	6.48%, 10/23/2045	5,267,156
380,000	6.83%, 10/23/2055	518,381
	Comcast Corp.
490,000	3.20%, 07/15/2036	510,928
2,055,000	3.25%, 11/01/2039	2,112,518
1,790,000	3.75%, 04/01/2040	1,959,852
95,000	4.05%, 11/01/2052	107,007
645,000	4.60%, 10/15/2038	776,904
785,000	4.75%, 03/01/2044	962,289
655,000	4.95%, 10/15/2058	854,096
3,952,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	4,219,369
	CSC Holdings LLC
4,740,000	3.38%, 02/15/2031(1)	4,467,450
400,000	4.13%, 12/01/2030(1)	397,312
430,000	5.50%, 04/15/2027(1)	451,650
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	904,558
19,000	3.95%, 06/15/2025	20,792
2,420,000	4.00%, 09/15/2055(1)	2,374,389
826,000	5.30%, 05/15/2049	985,659
555,000	DISH DBS Corp. 5.88%, 11/15/2024	580,835
1,500,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,103,047
280,000	Sirius XM Radio, Inc. 4.13%, 07/01/2030(1)	280,322
1,495,000	Time Warner Cable LLC 6.55%, 05/01/2037	1,945,034
4,665,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	6,746,577
	ViacomCBS, Inc.
940,000	4.20%, 05/19/2032	1,053,657
2,360,000	4.95%, 01/15/2031	2,789,643
55,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(9)	55,897
79,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(9)	87,778

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	$600,875

		47,773,353

	Mining - 0.1%
	Anglo American Capital plc
255,000	2.63%, 09/10/2030(1)	249,765
1,945,000	4.88%, 05/14/2025(1)	2,195,928
315,000	5.63%, 04/01/2030(1)	375,880
280,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	286,594

		3,108,167

	Miscellaneous Manufacturing - 0.1%
1,055,000	General Electric Co. 3.63%, 05/01/2030	1,134,255
340,000	Trane Technologies Luxembourg Finance S.A. 4.50%, 03/21/2049	395,573

		1,529,828

	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
5,740,000	3.25%, 02/15/2029	5,668,250
280,000	4.25%, 04/01/2028	289,800
280,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	289,888

		6,247,938

	Oil & Gas - 0.9%
270,000	Apache Corp. 4.88%, 11/15/2027	276,750
	BP Capital Markets America, Inc.
720,000	2.94%, 06/04/2051	640,611
310,000	3.63%, 04/06/2030	339,495
220,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	248,569
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(7)	863,655
735,000	4.88%, 03/30/2026(1)(7)	739,594
695,000	5.88%, 03/30/2031(1)(7)	693,262
	Equinor ASA
1,400,000	1.75%, 01/22/2026	1,432,181
715,000	3.63%, 04/06/2040	759,005
850,000	3.70%, 04/06/2050	899,877
1,530,000	Exxon Mobil Corp. 4.23%, 03/19/2040	1,724,157
	Hess Corp.
942,000	7.13%, 03/15/2033	1,199,614
1,075,000	7.30%, 08/15/2031	1,371,757
2,245,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	2,529,854
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,790
10,000	3.40%, 04/15/2026	9,615
5,000	3.50%, 08/15/2029	4,688
26,000	6.13%, 01/01/2031	28,709
10,000	6.38%, 09/01/2028	10,976
	Ovintiv, Inc.
51,000	6.50%, 08/15/2034	61,322
50,000	6.50%, 02/01/2038	60,457
7,000	7.20%, 11/01/2031	8,716
83,000	7.38%, 11/01/2031	105,451
2,180,000	Pioneer Natural Resources Co. 2.15%, 01/15/2031	2,045,267
	Saudi Arabian Oil Co.
425,000	1.63%, 11/24/2025(1)	427,845

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Saudi Arabian Oil Co.
$ 814,000	2.88%, 04/16/2024(1)	$857,203
255,000	SM Energy Co. 6.13%, 11/15/2022(8)	249,262
1,030,000	Suncor Energy, Inc. 3.75%, 03/04/2051	1,001,128
	Sunoco L.P. / Sunoco Finance Corp.
295,000	5.50%, 02/15/2026	303,051
250,000	6.00%, 04/15/2027	262,500
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,960,400
845,000	Valero Energy Corp. 2.15%, 09/15/2027	827,479

		21,947,240

	Oil & Gas Services - 0.2%
4,165,000	Borets Finance DAC 6.00%, 09/17/2026(1)	4,326,394
745,000	Halliburton Co. 4.85%, 11/15/2035	836,458

		5,162,852

	Packaging & Containers - 0.3%
400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	410,620
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,943,531
890,000	Mondelez International, Inc. 1.50%, 05/04/2025	899,360
695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	744,519

		6,998,030

	Pharmaceuticals - 1.3%
	AbbVie, Inc.
2,500,000	2.95%, 11/21/2026	2,661,787
1,315,000	3.20%, 11/21/2029	1,397,942
465,000	4.25%, 11/21/2049	523,876
1,115,000	4.63%, 10/01/2042	1,299,667
	Bausch Health Cos., Inc.
360,000	5.75%, 08/15/2027(1)	387,450
126,000	7.00%, 03/15/2024(1)	128,898
95,000	Baxalta, Inc. 3.60%, 06/23/2022	98,094
	Bayer U.S. Finance LLC
2,515,000	4.25%, 12/15/2025(1)	2,797,732
460,000	4.88%, 06/25/2048(1)	546,878
750,000	Becton Dickinson and Co. 2.82%, 05/20/2030	768,333
	Bristol-Myers Squibb Co.
3,495,000	0.75%, 11/13/2025	3,441,585
855,000	2.55%, 11/13/2050	761,016
4,055,000	Cigna Corp. 1.25%, 03/15/2026	4,001,168
	CVS Health Corp.
2,270,000	4.13%, 04/01/2040	2,501,023
1,050,000	5.13%, 07/20/2045	1,282,170
1,760,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	1,934,932
720,000	Pfizer, Inc. 2.63%, 04/01/2030	746,540
	Teva Pharmaceutical Finance Netherlands B.V.
3,825,000	3.15%, 10/01/2026	3,657,656
900,000	6.75%, 03/01/2028(8)	1,011,150

		29,947,897

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Pipelines - 1.3%
$ 280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	$318,978
65,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	67,600
215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	215,000
	Energy Transfer Operating L.P.
855,000	3.75%, 05/15/2030	880,887
2,010,000	4.95%, 06/15/2028	2,248,120
1,390,000	5.25%, 04/15/2029	1,581,306
2,385,000	6.13%, 12/15/2045	2,723,239
555,000	6.25%, 04/15/2049	649,860
125,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	135,906
	Galaxy Pipeline Assets Bidco Ltd.
2,375,000	2.16%, 03/31/2034(1)	2,300,778
5,635,000	2.63%, 03/31/2036(1)	5,388,187
1,115,000	2.94%, 09/30/2040(1)	1,074,996
	MPLX L.P.
135,000	1.75%, 03/01/2026	135,146
795,000	4.70%, 04/15/2048	855,418
325,000	5.20%, 03/01/2047	370,666
155,000	5.50%, 02/15/2049	181,619
	ONEOK, Inc.
175,000	4.00%, 07/13/2027	189,401
710,000	4.45%, 09/01/2049	697,770
1,005,000	5.85%, 01/15/2026	1,176,043
345,000	6.00%, 06/15/2035	406,292
170,000	7.15%, 01/15/2051	224,789
1,945,000	Phillips 66 Partners L.P. 4.90%, 10/01/2046	2,111,186
1,640,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	1,839,203
	Sunoco Logistics Partners Operations L.P.
495,000	4.00%, 10/01/2027	532,072
175,000	5.30%, 04/01/2044	183,756
180,000	5.35%, 05/15/2045	188,381
280,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031(1)	283,710
	TransCanada PipeLines Ltd.
150,000	4.10%, 04/15/2030	167,092
1,040,000	4.63%, 03/01/2034	1,166,651
140,000	Western Midstream Operating L.P. 5.30%, 02/01/2030	151,725
	Williams Cos., Inc.
72,000	4.90%, 01/15/2045	79,684
135,000	5.10%, 09/15/2045	154,953
265,000	5.80%, 11/15/2043	325,229
93,000	6.30%, 04/15/2040	119,326

		29,124,969

	Real Estate Investment Trusts - 1.2%
	American Tower Corp.
1,890,000	1.50%, 01/31/2028	1,801,127
1,085,000	2.40%, 03/15/2025	1,130,931
1,815,000	2.95%, 01/15/2051	1,599,283
	Brixmor Operating Partnership L.P.
745,000	2.25%, 04/01/2028	730,450
2,460,000	4.05%, 07/01/2030	2,648,029
3,815,000	Crown Castle International Corp. 1.05%, 07/15/2026	3,677,611
	GLP Capital L.P. / GLP Financing II, Inc.
2,315,000	4.00%, 01/15/2031	2,392,495

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	GLP Capital L.P. / GLP Financing II, Inc.
$ 1,535,000	5.75%, 06/01/2028	$1,770,730
	SBA Tower Trust
2,240,000	2.84%, 01/15/2025(1)	2,349,322
4,815,000	3.17%, 04/11/2022(1)	4,823,445
4,540,000	3.45%, 03/15/2023(1)	4,780,609
	VEREIT Operating Partnership L.P.
120,000	2.20%, 06/15/2028	117,664
145,000	2.85%, 12/15/2032	140,302
465,000	3.40%, 01/15/2028	490,001
160,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	163,694

		28,615,693

	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
620,000	3.88%, 01/15/2028(1)	626,659
77,000	4.25%, 05/15/2024(1)	77,903
1,755,000	AutoZone, Inc. 3.63%, 04/15/2025(8)	1,910,524
3,352,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	3,434,124
1,815,000	Home Depot, Inc. 3.30%, 04/15/2040	1,906,051
270,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	283,500
550,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	572,069
	Lowe’s Cos., Inc.
1,225,000	0.00%, 04/01/2031	1,227,553
1,640,000	1.70%, 10/15/2030	1,539,278
	McDonald’s Corp.
1,035,000	3.35%, 04/01/2023	1,090,545
1,800,000	3.63%, 09/01/2049	1,865,349
730,000	4.20%, 04/01/2050	826,599
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	327,600
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	468,750
1,531,000	William Carter Co. 5.63%, 03/15/2027(1)	1,617,119

		17,773,623

	Semiconductors - 1.1%
	Broadcom, Inc.
1,910,000	2.60%, 02/15/2033(1)	1,776,294
400,000	3.75%, 02/15/2051(1)	384,157
6,275,000	5.00%, 04/15/2030	7,132,163
	Entegris, Inc.
460,000	4.38%, 04/15/2028(1)	474,329
272,000	4.63%, 02/10/2026(1)	281,520
1,575,000	Intel Corp. 3.10%, 02/15/2060	1,481,777
	Microchip Technology, Inc.
3,015,000	2.67%, 09/01/2023(1)	3,139,774
95,000	4.25%, 09/01/2025(1)	99,238
1,785,000	NVIDIA Corp. 3.50%, 04/01/2040	1,915,487
	NXP B.V. / NXP Funding LLC
425,000	4.63%, 06/01/2023(1)	460,354
3,042,000	4.88%, 03/01/2024(1)	3,380,809
786,000	5.35%, 03/01/2026(1)	917,156
1,080,000	5.55%, 12/01/2028(1)	1,293,090
215,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	210,676

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	QUALCOMM, Inc.
$ 74,000	4.65%, 05/20/2035	$90,220
1,316,000	4.80%, 05/20/2045	1,648,674
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	392,275

		25,077,993

	Software - 1.6%
5,709,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	5,609,720
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	156,713
1,151,000	5.25%, 05/15/2029(1)	1,234,816
30,000	5.88%, 06/15/2026	30,975
3,250,000	Fidelity National Information Services, Inc. 2.25%, 03/01/2031	3,183,257
	Fiserv, Inc.
555,000	2.25%, 06/01/2027	567,020
1,710,000	3.20%, 07/01/2026	1,843,256
560,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	591,245
	Microsoft Corp.
131,000	2.68%, 06/01/2060	119,762
735,000	2.92%, 03/17/2052	716,696
619,000	3.04%, 03/17/2062	604,609
	MSCI, Inc.
10,000	3.63%, 09/01/2030(1)	10,169
1,460,000	4.00%, 11/15/2029(1)	1,501,552
4,876,000	5.38%, 05/15/2027(1)	5,214,882
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	269,165
	Oracle Corp.
3,400,000	2.30%, 03/25/2028	3,437,768
1,900,000	2.88%, 03/25/2031	1,935,196
270,000	3.60%, 04/01/2040	271,067
3,945,000	3.85%, 04/01/2060	3,857,634
880,000	3.95%, 03/25/2051	902,360
1,005,000	4.10%, 03/25/2061	1,033,220
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,452,680
310,000	Western Digital Corp. 4.75%, 02/15/2026	341,760

		36,885,522

	Telecommunications - 2.6%
	AT&T, Inc.
3,680,000	3.50%, 02/01/2061	3,327,335
3,459,000	3.55%, 09/15/2055(1)	3,158,673
1,525,000	3.65%, 06/01/2051	1,471,409
205,000	3.65%, 09/15/2059(1)	186,741
1,631,000	3.80%, 12/01/2057(1)	1,544,705
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/16/2025(1)	7,866,668
	Nokia Oyj
3,175,000	4.38%, 06/12/2027	3,365,500
575,000	6.63%, 05/15/2039	702,932
425,000	Sprint Corp. 7.13%, 06/15/2024	489,281
	T-Mobile USA, Inc.
2,019,000	2.05%, 02/15/2028(1)	1,983,042
2,745,000	3.50%, 04/15/2025(1)	2,962,980
3,400,000	3.88%, 04/15/2030(1)	3,705,082
1,195,000	4.50%, 04/15/2050(1)	1,339,165
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	300,550

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Telecom Italia Capital S.A.
$ 160,000	7.72%, 06/04/2038	$213,400
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,266,244
2,050,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	2,025,400
	Verizon Communications, Inc.
1,275,000	2.65%, 11/20/2040	1,162,477
274,000	2.99%, 10/30/2056(1)	240,995
6,325,000	3.40%, 03/22/2041	6,391,442
3,220,000	3.55%, 03/22/2051	3,205,741
2,603,000	4.27%, 01/15/2036	2,939,196
3,185,000	4.40%, 11/01/2034	3,637,449
930,000	4.50%, 08/10/2033	1,079,281
875,000	4.67%, 03/15/2055	1,038,362
100,000	4.81%, 03/15/2039	119,416
540,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	524,934
1,700,000	Vodafone Group plc 6.15%, 02/27/2037	2,261,887

		60,510,287

	Transportation - 0.3%
730,000	FedEx Corp. 3.30%, 03/15/2027	792,090
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,115,000	2.70%, 11/01/2024(1)	2,226,049
1,890,000	4.00%, 07/15/2025(1)	2,073,996
2,010,000	Union Pacific Corp. 2.97%, 09/16/2062(1)	1,782,578

		6,874,713

	Trucking & Leasing - 0.1%
1,240,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,223,055

	Water - 0.1%
	American Water Capital Corp.
750,000	2.80%, 05/01/2030	770,794
620,000	4.15%, 06/01/2049	710,628

		1,481,422

	Total Corporate Bonds (cost $746,605,265)	$771,253,715

Foreign Government Obligations - 4.7%
	Angola - 0.1%
	Angolan Government International Bond
1,600,000	8.00%, 11/26/2029(7)	1,499,094
910,000	8.25%, 05/09/2028(7)	871,689

		2,370,783

	Argentina - 0.0%
	Argentine Republic Government International Bond
2,046,884	0.13%, 07/09/2035(4)	611,016
69,782	1.00%, 07/09/2029	25,099

		636,115

	Australia - 0.1%
AUD 4,095,000	Australia Government Bond 1.75%, 06/21/2051(7)	2,488,575

	Bermuda - 0.0%
$ 735,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	718,462

	Chile - 0.3%
	Chile Government International Bond
EUR 4,930,000	1.25%, 01/22/2051	5,218,302

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Chile Government International Bond
$ 850,000	2.55%, 01/27/2032	$856,179

		6,074,481

	Croatia - 0.2%
EUR 4,555,000	Croatia Government International Bond 1.50%, 06/17/2031(7)	5,622,085

	Dominican Republic - 0.2%
$ 4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	5,117,385

	Egypt - 0.1%
	Egypt Government International Bond
840,000	7.63%, 05/29/2032(1)	859,068
720,000	8.50%, 01/31/2047(7)	715,536
595,000	8.88%, 05/29/2050(1)	606,736

		2,181,340

	Ghana - 0.1%
1,408,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	1,359,168

	Hungary - 0.1%
EUR 2,665,000	Hungary Government International Bond 1.63%, 04/28/2032(7)	3,345,185

	Indonesia - 0.3%
	Indonesia Government International Bond
5,235,000	1.10%, 03/12/2033	5,940,129
240,000	2.15%, 07/18/2024(7)	297,755
470,000	2.63%, 06/14/2023(7)	579,548

		6,817,432

	Macedonia - 0.1%
2,165,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	2,780,091

	Mexico - 0.6%
	Mexico Government International Bond
885,000	1.13%, 01/17/2030	1,005,210
5,450,000	1.45%, 10/25/2033	5,994,321
$ 865,000	3.75%, 04/19/2071	750,387
1,440,000	3.77%, 05/24/2061	1,267,315
600,000	4.50%, 04/22/2029	664,722
3,190,000	4.75%, 04/27/2032	3,552,065

		13,234,020

	Morocco - 0.1%
EUR 2,865,000	Morocco Government International Bond 2.00%, 09/30/2030(7)	3,334,587

	Panama - 0.4%
	Panama Government International Bond
$ 2,950,000	2.25%, 09/29/2032	2,804,004
440,000	3.16%, 01/23/2030	457,565
5,000,000	3.87%, 07/23/2060	4,930,800
615,000	4.30%, 04/29/2053	657,829
200,000	4.50%, 04/16/2050	219,990

		9,070,188

	Peru - 0.3%
	Peruvian Government International Bond
540,000	2.39%, 01/23/2026	554,672
2,955,000	2.78%, 01/23/2031	2,952,074
1,160,000	3.30%, 03/11/2041	1,124,829
1,100,000	3.55%, 03/10/2051	1,068,232

		5,699,807

	Qatar - 0.3%
	Qatar Government International Bond

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Qatar Government International Bond
$ 1,355,000	3.40%, 04/16/2025(1)	$1,471,869
2,275,000	3.75%, 04/16/2030(1)	2,542,312
1,740,000	5.10%, 04/23/2048(7)	2,199,012

		6,213,193

	Romania - 0.4%
	Romanian Government International Bond
EUR 2,970,000	2.63%, 12/02/2040(1)	3,448,786
3,241,000	4.63%, 04/03/2049(7)	4,672,472

		8,121,258

	Saudi Arabia - 0.3%
	Saudi Government International Bond
$ 5,467,000	2.25%, 02/02/2033(1)	5,146,962
2,535,000	4.50%, 10/26/2046(7)	2,785,432

		7,932,394

	Senegal - 0.1%
	Senegal Government International Bond
EUR 785,000	4.75%, 03/13/2028(7)	934,378
$ 2,115,000	6.25%, 05/23/2033(7)	2,107,323

		3,041,701

	Serbia - 0.2%
EUR 3,030,000	Serbia International Bond 1.65%, 03/03/2033(1)	3,445,204

	Supranational - 0.1%
MXN 44,875,000	Inter-American Development Bank 7.25%, 06/10/2021	2,205,867

	Tunisia - 0.1%
EUR 1,805,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	1,931,510

	United Arab Emirates - 0.2%
$ 1,925,000	Abu Dhabi Government International Bond 3.88%, 04/16/2050(1)	2,089,780
2,455,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,421,244

		4,511,024

	Total Foreign Government Obligations (cost $111,541,451)	$108,251,855

Municipal Bonds - 1.3%
	Development - 0.3%
6,455,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	7,067,962

	Education - 0.2%
	Chicago, IL, Board of Education, GO
365,000	6.04%, 12/01/2029	418,253
1,115,000	6.14%, 12/01/2039	1,273,443
1,750,000	6.32%, 11/01/2029	2,047,293

		3,738,989

	General - 0.5%
4,130,000	Florida State Board of Administration Finance Co. 1.26%, 07/01/2025	4,168,309
5,445,000	Philadelphia, PA, Auth for Industrial Dev (NATL Insured) 6.55%, 10/15/2028	6,683,870

		10,852,179

	General Obligation - 0.2%
110,000	State of California, GO 7.30%, 10/01/2039(8)	167,704
170,000	State of Connecticut, GO 3.00%, 07/01/2021	171,109

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	State of Illinois, GO
$ 2,717,945	4.95%, 06/01/2023(8)	$2,819,991
280,000	5.00%, 01/01/2023	294,733
980,000	5.95%, 04/01/2022	1,028,813

		4,482,350

	Transportation - 0.0%
720,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	764,445

	Utility - Electric - 0.1%
1,561,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,233,010

	Total Municipal Bonds (cost $27,298,818)	$29,138,935

Senior Floating Rate Interests - 4.4%(11)
	Advertising - 0.0%
305,350	Clear Channel Outdoor Holdings, Inc. 3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	292,883

	Aerospace/Defense - 0.3%
155,000	First Brands 0.00%, 03/22/2028(12)	$153,450
374,063	Great Outdoors Group LLC 0.00%, 03/06/2028(12)	374,250
99,750	Spirit Aerosystems, Inc. 6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	100,041
560,846	TransDigm, Inc. 2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	548,693
362,996	Tronox Finance LLC 2.65%, 03/11/2028, 1 mo. USD LIBOR + 2.250%	360,803
105,000	Watlow Electric Manufacturing Co. 0.00%, 03/02/2028(12)	104,804
4,140,000	WEX, Inc. 0.00%, 03/18/2028(12)	4,124,475

		5,766,516

	Airlines - 0.1%
245,000	AAdvantage Loyalty IP Ltd. 0.00%, 04/20/2028(12)	250,743
96,250	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	98,415
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	191,054
210,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	220,290
276,500	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	267,945

		1,028,447

	Asset-Backed - Finance & Insurance - 0.0%
EUR 160,000	Bellis Acquisition Co. plc 0.00%, 02/10/2026(12)	187,202
$ 137,188	By Crown Parent LLC 4.00%, 01/30/2026, 1 mo. USD LIBOR + 3.000%	137,060

		324,262

	Auto Manufacturers - 0.0%
150,350	Navistar International Corp. 3.62%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	150,312

	Auto Parts & Equipment - 0.2%
230,888	Adient U.S. LLC 4.38%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	230,599
3,605,604	Altra Industrial Motion Corp. 2.11%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	3,575,858
	Clarios Global LP

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Clarios Global LP
EUR 686,394	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	$798,607
$ 459,429	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	454,260
118,498	Trico Group LLC 8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	120,374

		5,179,698

	Chemicals - 0.2%
3,532,655	Axalta Coating Systems U.S. Holdings, Inc. 1.95%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	3,514,003
EUR 345,986	CeramTec AcquiCo GmbH 2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%	396,645
$ 87,422	CMC Materials, Inc. 2.13%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	87,422
117,900	Hexion, Inc. 3.74%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	117,827
121,875	LTI Holdings, Inc. 3.61%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	119,869
	Starfruit Finco B.V
95,465	2.86%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	93,934
EUR 94,413	3.00%, 10/01/2025, 3 mo. EURIBOR + 3.000%	110,082
	Univar, Inc.
$ 98,750	2.11%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	98,168
307,694	2.36%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	306,445

		4,844,395

	Commercial Services - 0.4%
290,000	AlixPartners LLP 0.00%, 02/04/2028(12)	288,750
205,729	Allied Universal Holdco LLC 4.36%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	205,009
274,426	APX Group, Inc. 5.11%, 12/31/2025, 1 mo. USD LIBOR + 4.000%	274,083
120,625	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	119,992
481,182	AVSC Holding Corp. 4.50%, 03/01/2025, 3 mo. USD LIBOR + 3.500%	425,562
197,747	Belron Finance U.S. LLC 2.46%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	196,264
EUR 285,000	Biogroup-LCD 0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(12)	332,010
$ 619,126	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	609,617
635,449	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	635,347
734,732	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	730,140
354,113	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	352,342
EUR 145,000	LGC Group Holdings Ltd. 2.75%, 04/20/2027, 3 mo. EURIBOR + 2.750%	168,940
$ 598,197	Quikrete Holdings, Inc. 2.61%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	593,495
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	123,622
$ 3,180,593	Trans Union LLC 1.86%, 11/15/2026, 1 mo. USD LIBOR + 1.750%	3,156,738
	Verisure Holding AB
EUR 570,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(12)	665,337
260,000	3.50%, 07/14/2026, 3 mo. EURIBOR + 3.500%	303,759
$ 112,022	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	111,742

		9,292,749
	Construction Materials - 0.0%
	Cornerstone Building Brands, Inc.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 167,003	0.00%, 04/12/2028(12)	$166,168
262,575	3.86%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	262,115

		428,283

	Distribution/Wholesale - 0.2%
4,497,420	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	4,458,068
172,813	SRS Distribution, Inc. 4.37%, 05/24/2025, 1 mo. USD LIBOR + 4.250%	171,948

		4,630,016

	Diversified Financial Services - 0.1%
151,513	Aretec Group, Inc. 4.36%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	151,181
	Crown Finance U.S., Inc.
EUR 32,852	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	32,054
$ 181,489	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	154,723
99,750	GT Polaris, Inc. 5.00%, 09/24/2027, 1 mo. USD LIBOR + 4.000%	99,625
137,200	Minotaur Acquisition, Inc. 5.11%, 03/29/2026, 3 mo. USD LIBOR + 5.000%	136,914
EUR 185,208	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	216,805

		791,302

	Electric - 0.0%
$ 109,725	ExGen Renewables LLC 3.75%, 12/11/2027, 1 mo. USD LIBOR + 2.750%	109,771

	Electrical Components & Equipment - 0.0%
263,939	Brookfield WEC Holdings Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	261,497

	Energy-Alternate Sources - 0.0%
257,577	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	251,673
96,750	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	95,734

		347,407

	Engineering & Construction - 0.1%
245,000	ADMI Corp. 3.75%, 12/23/2027, 1 mo. USD LIBOR + 3.250%	242,619
721,875	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	709,877

		952,496

	Entertainment - 0.0%
144,275	Banijay Entertainment S.A.S 3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	142,591
447,692	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	438,707
117,000	Wyndham Hotels & Resorts, Inc. 1.86%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	115,668

		696,966

	Food - 0.1%
182,583	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	182,218
	Froneri International Ltd.
163,763	2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	161,396
EUR 170,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	196,917
$ 484,782	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	481,820
	U.S. Foods, Inc.
489,273	1.86%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	482,340

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	U.S. Foods, Inc.
$ 246,250	2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	$241,088

		1,745,779

	Food Service - 0.0%
97,750	8th Avenue Food & Provisions, Inc. 3.61%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	97,568
	Aramark Services, Inc.
111,920	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	110,591
108,900	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	107,131

		315,290

	Gas - 0.0%
100,540	Messer Industries USA, Inc. 2.70%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	99,649

	Hand/Machine Tools - 0.0%
239,400	Applecaramel Buyer LLC 4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	238,801

	Healthcare-Products - 0.1%
498,750	Avantor Funding, Inc. 3.25%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	498,501
EUR 98,750	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	115,392
$ 189,563	Lifescan Global Corp. 6.24%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	183,646
201,262	Parexel International Corp. 2.86%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	198,778
99,250	Surf Holdings LLC 3.68%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	98,201

		1,094,518

	Healthcare-Services - 0.1%
112,988	Catalent Pharma Solutions Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	112,940
99,000	CPI Holdco LLC 4.11%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	98,852
252,920	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	250,469
109,722	Ensemble RCM LLC 0.00%, 08/01/2026, 3 mo. USD LIBOR + 3.750%(12)	109,413
268,813	Envision Healthcare Corp. 3.86%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	231,292
99,749	eResearchTechnology, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 4.500%(12)	99,796
247,859	EyeCare Partners LLC 3.86%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	245,105
EUR 213,950	IQVIA, Inc. 2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	250,179
$ 296,533	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	293,890
393,198	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 1 mo. USD LIBOR + 2.750%	390,831
99,039	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	98,317
420,000	PPD, Inc. 2.75%, 01/13/2028, 1 mo. USD LIBOR + 2.250%	417,526
125,656	Syneos Health, Inc. 1.86%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	124,714

		2,723,324

	Household Products - 0.0%
285,413	Diamond (BC) B.V. 3.11%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	283,777
286,500	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	134,297

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 86,879	Reynolds Consumer Products LLC 1.86%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	$86,401
214,463	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	214,194

		718,669

	Insurance - 0.1%
322,872	Acrisure LLC 3.70%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	318,568
	Asurion LLC
366,165	3.11%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	364,946
897,084	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	890,840
180,000	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	183,150
417,789	Hub International Ltd. 3.22%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	411,619
99,500	Ryan Specialty Group LLC 3.11%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	99,334
	Sedgwick Claims Management Services, Inc.
278,588	3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	274,601
540,375	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	536,814

		3,079,872

	IT Services - 0.2%
180,000	Endure Digital, Inc. 0.00%, 02/10/2028, 3 mo. USD LIBOR + 3.500%(12)	177,885
3,520,995	Science Applications International Corp. 1.98%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	3,513,460
872,920	Tempo Acquisition LLC 3.75%, 10/31/2026, 1 mo. USD LIBOR + 3.250%	872,196

		4,563,541

	Leisure Time - 0.1%
	Caesars Resort Collection LLC
430,694	2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	424,052
169,150	4.61%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	169,362
223,313	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	230,012
795,546	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	786,842
733,400	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	722,399
229,425	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	228,349
126,965	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	126,270
98,211	UFC Holdings LLC 3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	97,751

		2,785,037

	Lodging - 0.0%
263,477	Boyd Gaming Corp. 2.33%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	262,681

	Machinery-Construction & Mining - 0.0%
EUR 125,000	Concorde Midco Ltd 0.00%, 02/22/2028(12)	146,497
163,967	Pro Mach Group, Inc. 4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	163,147

		309,644

	Media - 0.3%
EUR 160,000	Adevinta ASA 0.00%, 10/13/2027, 3 mo. EURIBOR + 3.250%(12)	187,788
$ 224,438	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	223,899
188,663	Altice Financing S.A. 2.95%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	184,712

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,501,566	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	$1,493,307
437,827	CSC Holdings LLC 2.61%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	432,044
	E.W. Scripps Co.
298,485	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.600%	296,536
99,750	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	99,298
436,432	Gray Television, Inc. 2.62%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	433,229
257,813	Houghton Mifflin Harcourt Publishers, Inc. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	256,686
461,052	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	459,803
84,000	NASCAR Holdings LLC 2.86%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	83,360
250,196	Nexstar Broadcasting, Inc. 2.87%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	248,102
220,266	Shutterfly, Inc. 7.00%, 10/01/2026, 1 mo. USD LIBOR + 6.000%	220,572
184,688	Sinclair Television Group, Inc. 2.61%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	181,686
227,131	Terrier Media Buyer, Inc. 3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	224,891
700,000	UPC Broadband Holding B.V. 3.61%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	697,752
348,252	Vertical U.S. Newco, Inc. 4.48%, 07/31/2027, 1 mo. USD LIBOR + 4.250%	348,775
EUR 260,000	Virgin Media Bristol LLC 0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(12)	304,317
$ 123,090	William Morris Endeavor Entertainment LLC 2.90%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	115,893

		6,492,650

	Metal Fabricate/Hardware - 0.0%
290,984	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	287,542
233,251	Rexnord LLC 1.86%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	232,875

		520,417

	Miscellaneous Manufacturing - 0.2%
3,819,286	Ingersoll-Rand Services Co. 1.86%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	3,766,771
272,229	Momentive Performance Materials USA LLC 3.36%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	267,465
98,750	Tamko Building Products LLC 3.22%, 05/31/2026, 1 mo. USD LIBOR + 3.250%	98,195
516,275	USI, Inc. 3.20%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	510,100

		4,642,531

	Oil & Gas - 0.0%
	BCP Raptor LLC
112,983	4.86%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	107,475
152,781	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	146,755
309,401	NorthRiver Midstream Finance L.P. 3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	304,810
738,604	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR(12)(13)	7,386
361	Seadrill Partners Finco LLC 0.00%, 02/21/2022(12)	386
111,940	Traverse Midstream Partners LLC 6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	110,877

		677,689

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Oil & Gas Services - 0.0%
$ 147,374	Lower Cadence Holdings LLC 4.11%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	$143,588
525,638	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	523,666

		667,254

	Packaging & Containers - 0.1%
544,366	Flex Acquisition Co., Inc. 4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	536,968
100,000	NIC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	99,917
337,312	Proampac PG Borrower LLC 5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	336,837
202,705	Reynolds Group Holdings, Inc. 2.86%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	201,724
	TricorBraun Holdings, Inc.
179,602	0.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(12)	177,731
40,398	0.00%, 03/03/2028, 3 mo. USD LIBOR + 3.250%(12)(14)	39,977

		1,393,154

	Pharmaceuticals - 0.3%
374,288	Bausch Health Cos., Inc. 3.11%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	372,870
3,883,509	Elanco Animal Health, Inc. 1.87%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	3,829,412
480,234	Endo International plc 5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	474,832
312,000	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/10/2028	308,490
125,000	Horizon Therapeutics USA, Inc. 0.00%, 02/26/2028(12)	124,562
2,459,202	IQVIA, Inc. 1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	2,445,676

		7,555,842

	Real Estate - 0.0%
EUR 185,000	Boels Topholding B.V. 4.00%, 02/05/2027, 3 mo. EURIBOR + 4.000%	217,244
$ 486,364	VICI Properties LLC 1.86%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	480,503

		697,747

	Retail - 0.3%
3,557,882	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	3,490,069
EUR 110,000	Blitz 20-487 GmbH 0.00%, 02/12/2028(12)	128,710
$ 239,797	Coty, Inc. 2.35%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	230,094
	EG Group Ltd.
145,000	0.00%, 03/10/2026(12)	143,369
EUR 130,000	0.00%, 04/10/2027(12)	150,291
$ 105,000	Foundation Building Materials Holding Company LLC 0.00%, 02/03/2028(12)	103,924
706,278	Harbor Freight Tools USA, Inc. 3.75%, 10/19/2027, 1 mo. USD LIBOR + 3.000%	704,993
418,858	KFC Holding Co. 1.86%, 03/15/2028	418,511
	LBM Acquisition LLC
147,692	0.00%, 12/09/2027, 1 mo. USD LIBOR + 3.750%(12)	146,980
32,821	0.00%, 12/09/2027, 1 mo. USD LIBOR + 3.750%(12)(14)	32,662
330,000	Les Schwab Tire Centers 4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	329,726
447,750	Michaels Stores, Inc. 4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	447,078

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 160,000	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	$159,632
131,287	Rodan & Fields LLC 4.11%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	110,938
379,356	Staples, Inc. 5.21%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	369,557

		6,966,534

	Software - 0.8%
100,000	Athenahealth, Inc. 4.45%, 02/11/2026, 1 mo. USD LIBOR + 4.250%	100,083
320,833	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	320,375
513,713	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	512,897
441,747	DCert Buyer, Inc. 4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	440,581
337,930	Epicor Software Corp. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	336,694
503,826	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	493,265
	Go Daddy Operating Co. LLC
3,500,729	0.00%, 02/15/2024, 1 mo. USD LIBOR + 1.750%(12)	3,471,743
203,463	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	202,148
794,322	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	793,083
	Peraton Holding Corp.
140,287	0.00%, 02/01/2028(12)(14)	140,171
79,713	0.00%, 02/01/2028(12)	79,647
200,000	Playtika Holding Corp. 0.00%, 03/13/2028(12)	198,750
136,850	Quest Software U.S. Holdings, Inc. 4.46%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	136,508
305,000	RealPage, Inc. 0.00%, 02/17/2028(12)	303,432
3,822,736	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	3,778,883
	Ultimate Software Group, Inc.
137,900	3.86%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	137,666
203,976	4.00%, 05/03/2026, 1 mo. USD LIBOR + 3.250%	203,976
99,750	Waystar Technologies, Inc. 0.00%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	99,688
4,835,424	WEX, Inc. 2.36%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	4,811,778
543,139	Zelis Healthcare Corp. 3.62%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	540,651

		17,102,019

	Telecommunications - 0.1%
681,773	Altice France S.A. 3.79%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	674,812
167,875	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	165,913
245,000	Frontier Communications Corp. 5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	243,978
202,397	Level 3 Financing, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	199,614
EUR 200,000	Lorca Finco plc 4.25%, 09/23/2027, 3 mo. EURIBOR + 4.250%	234,636
$ 320,000	Telenet Financing USD LLC 2.11%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	315,680
360,341	Univision Communications, Inc. 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	357,390
156,400	Zacapa S.a.r.l. 4.70%, 07/03/2025, 3 mo. USD LIBOR + 4.500%	156,563

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Zayo Group Holdings, Inc.
$ 258,329	3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	$256,063
EUR 99,000	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	115,393

		2,720,042

	Transportation - 0.0%
$ 110,000	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	109,193
100,000	PODS LLC 0.00%, 03/31/2028(12)	99,450
EUR 100,000	Zephyr German BidCo GmbH 0.00%, 03/10/2028, 3 mo. EURIBOR + 3.750%(12)	117,827

		326,470

	Total Senior Floating Rate Interests (cost $103,882,485)	$102,796,154

U.S. Government Agencies - 45.7%
	Mortgage-Backed Agencies - 45.7%
	FHLMC - 4.1%
$ 93,461	0.00%, 11/15/2036(15)	$88,770
20,805,562	0.61%, 03/25/2027(3)(5)	680,059
4,911,344	0.64%, 10/25/2026(3)(5)	153,003
17,293,011	0.72%, 02/25/2054(3)(5)	1,051,384
10,425,256	0.75%, 06/25/2027(3)(5)	430,152
4,263,413	0.88%, 11/25/2030(3)(5)	308,007
7,837,287	1.03%, 10/25/2030(3)(5)	646,148
12,889,047	1.12%, 06/25/2030(3)(5)	1,151,751
6,278,218	1.57%, 05/25/2030(3)(5)	770,398
1,243,880	1.75%, 10/15/2042	1,270,745
1,485,120	1.96%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,476,825
3,684,753	2.46%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,691,118
516,611	2.50%, 05/15/2028(5)	32,062
691,122	2.56%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	691,987
1,317,799	3.00%, 03/15/2028(5)	84,998
1,506,357	3.00%, 08/01/2029	1,604,961
602,331	3.00%, 05/15/2032(5)	29,024
4,564,925	3.00%, 10/01/2032	4,820,395
590,172	3.00%, 03/15/2033(5)	54,085
3,076,399	3.00%, 04/01/2033	3,248,844
3,411,953	3.00%, 11/01/2036	3,579,461
2,055,925	3.00%, 01/01/2037	2,156,979
4,225,000	3.00%, 08/15/2043	4,463,432
957,411	3.00%, 05/15/2046	1,013,388
5,941,019	3.00%, 11/01/2046	6,279,008
1,581,027	3.00%, 12/01/2046	1,669,722
708,567	3.25%, 11/15/2041	764,418
445,971	3.50%, 06/15/2026(5)	11,260
259,169	3.50%, 09/15/2026(5)	15,482
380,745	3.50%, 03/15/2027(5)	21,758
2,151,128	3.50%, 05/15/2034(5)	203,461
2,667,419	3.50%, 08/01/2034	2,868,755
1,650,121	3.50%, 03/15/2041(5)	104,023
667,331	3.50%, 06/01/2046	714,331
2,697,417	3.50%, 10/01/2047	2,863,488
833,193	3.50%, 12/01/2047	893,825
14,502,716	3.50%, 03/01/2048	15,413,038
220,837	3.50%, 08/01/2048	236,406
2,012,665	4.00%, 08/01/2025	2,143,999
834,280	4.00%, 12/15/2026(5)	45,540
1,410,563	4.00%, 07/15/2027(5)	77,636
652,490	4.00%, 03/15/2028(5)	38,885
365,017	4.00%, 06/15/2028(5)	24,263
803,612	4.00%, 07/15/2030(5)	74,536
2,574,592	4.00%, 05/25/2040(5)	330,787
2,203,728	4.00%, 05/01/2042	2,424,682

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 777,439	4.00%, 08/01/2042	$861,115
1,209,899	4.00%, 09/01/2042	1,340,127
183,027	4.00%, 07/01/2044	202,658
222,731	4.00%, 06/01/2045	246,266
987,925	4.00%, 02/01/2046	1,077,306
222,877	4.00%, 09/01/2048	239,639
448,578	4.50%, 09/01/2044	498,654
1,785,104	4.75%, 07/15/2039	2,014,953
26,970	5.00%, 02/01/2023	29,796
61,678	5.00%, 08/01/2023	68,141
58,511	5.00%, 03/01/2028	64,747
24,574	5.00%, 08/01/2029	27,415
40,773	5.00%, 07/01/2030	46,114
227,162	5.00%, 03/01/2031	257,956
386,065	5.00%, 05/01/2031	438,403
561,579	5.00%, 09/01/2031	625,690
421,661	5.00%, 11/01/2031	477,268
131,268	5.00%, 07/01/2032	146,565
718,404	5.00%, 09/15/2033(5)	120,074
4,732	5.00%, 12/01/2034	5,241
11,576	5.00%, 11/01/2035	13,474
28,145	5.00%, 03/01/2039	32,698
221,225	5.00%, 08/01/2039	256,281
7,565	5.00%, 09/01/2039	8,626
11,462	5.00%, 12/01/2039	13,343
9,538	5.00%, 04/01/2041	11,100
24,022	5.00%, 04/01/2044	27,939
15,412	5.00%, 05/01/2044	17,410
15,187	5.00%, 05/01/2047	16,942
929,669	5.00%, 02/15/2048(5)	188,309
38,846	5.00%, 08/01/2048	43,083
13,287	5.00%, 11/01/2048	14,686
82,094	5.00%, 01/01/2049	90,773
220,726	5.00%, 02/01/2049	244,228
1,837,381	5.00%, 03/01/2049	2,032,562
24,578	5.50%, 03/01/2028	27,482
48,995	5.50%, 04/01/2033	56,568
630,869	5.50%, 05/01/2034	737,968
835	5.50%, 11/01/2035	978
12,841	5.50%, 05/01/2037	15,092
32,165	5.50%, 11/01/2037	37,817
55,622	5.50%, 02/01/2038	65,421
23,547	5.50%, 04/01/2038	27,695
28,915	5.50%, 06/01/2038	33,981
3,280,854	5.50%, 08/01/2038	3,856,023
334,319	5.50%, 09/01/2038	392,955
6,291	5.50%, 12/01/2039	7,395
84,250	5.50%, 02/01/2040	99,021
276,289	5.50%, 05/01/2040	324,903
274,523	5.50%, 08/01/2040	322,629
1,282,614	5.50%, 06/01/2041	1,508,068
1,176,221	5.50%, 10/15/2046(5)	240,197
1,186	6.00%, 07/01/2029	1,333
152,044	6.00%, 10/01/2032	181,720
119,896	6.00%, 11/01/2032	135,016
188,547	6.00%, 12/01/2032	225,337
14,607	6.00%, 11/01/2033	17,459
26,706	6.00%, 01/01/2034	31,922
15,099	6.00%, 02/01/2034	18,047
155,565	6.00%, 08/01/2034	185,956
167,085	6.00%, 09/01/2034	195,631
173,750	6.00%, 01/01/2035	196,606
1,220,734	6.00%, 11/01/2037	1,459,523
234	6.50%, 08/01/2032	265
581,763	6.50%, 07/15/2036	666,794

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 122,988	6.50%, 12/01/2037	$142,900
81	7.50%, 09/01/2029	87
99	7.50%, 11/01/2031	100

		93,729,750

	FNMA - 5.7%
$ 96,245	0.00%, 03/25/2036(15)	$85,866
796,434	0.00%, 06/25/2036(15)	744,828
809,038	0.00%, 06/25/2041(15)	749,304
8,685,835	0.33%, 01/25/2030(3)(5)	194,794
11,796,851	1.44%, 05/25/2029(3)(5)	1,096,161
1,670,352	1.75%, 12/25/2042	1,694,495
2,135,811	1.98%, 05/25/2046(3)(5)	120,945
1,157,984	2.00%, 09/25/2039	1,163,652
344,687	2.00%, 08/25/2043	348,259
2,129,703	2.04%, 04/25/2055(3)(5)	114,566
1,482,773	2.11%, 06/25/2055(3)(5)	89,749
1,681,228	2.28%, 08/25/2044(3)(5)	129,449
511,432	2.50%, 06/25/2028(5)	28,577
3,387,366	2.50%, 09/01/2040	3,508,005
123,342	2.50%, 01/01/2043	126,943
3,040,173	2.50%, 02/01/2043	3,148,660
1,249,427	2.50%, 03/01/2043	1,292,718
2,464,666	2.50%, 05/01/2043	2,534,566
1,752,266	2.50%, 06/01/2043	1,814,618
1,025,928	2.50%, 04/01/2045	1,055,922
1,000,399	3.00%, 02/25/2027(5)	45,382
433,516	3.00%, 09/25/2027(5)	28,209
2,960,163	3.00%, 01/25/2028(5)	182,369
5,389,219	3.00%, 04/25/2033(5)	398,295
1,155,713	3.00%, 08/01/2033	1,219,838
2,308,057	3.00%, 03/01/2037	2,426,594
890,595	3.00%, 05/25/2047	922,343
3,846,593	3.00%, 09/25/2047	4,095,052
2,082,097	3.00%, 09/01/2048	2,184,876
2,907,429	3.00%, 10/25/2048	3,096,035
2,864,878	3.00%, 08/25/2049	3,081,318
460,497	3.24%, 12/01/2026	503,593
485,471	3.50%, 05/25/2027(5)	33,905
787,211	3.50%, 10/25/2027(5)	59,330
972,594	3.50%, 05/25/2030(5)	89,592
267,355	3.50%, 08/25/2030(5)	23,196
500,723	3.50%, 02/25/2031(5)	31,672
591,796	3.50%, 09/25/2035(5)	71,003
4,065,360	3.50%, 11/25/2039(5)	460,136
1,167,897	3.50%, 10/01/2044	1,263,497
1,242,937	3.50%, 02/01/2045	1,334,673
1,194,332	3.50%, 01/01/2046	1,278,398
889,401	3.50%, 03/01/2046	952,767
2,171,181	3.50%, 09/01/2046	2,319,489
960,324	3.50%, 10/01/2046	1,022,491
586,220	3.50%, 10/25/2046(5)	103,968
985,614	3.50%, 11/01/2046	1,065,794
1,631,448	3.50%, 05/01/2047	1,745,474
3,321,894	3.50%, 09/01/2047	3,533,049
3,318,175	3.50%, 11/25/2047	3,594,231
567,984	3.50%, 12/01/2047	602,889
2,394,670	3.50%, 01/01/2048	2,536,954
541,357	3.50%, 02/01/2048	575,179
704,948	3.50%, 02/25/2048	739,739
2,421,106	3.50%, 07/01/2048	2,588,895
6,645,410	3.50%, 09/01/2057	7,280,085
3,873,053	3.50%, 05/01/2058	4,200,673
3,996,906	3.50%, 12/25/2058	4,345,710
1,863,488	3.74%, 06/01/2026	2,076,711

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 805,241	4.00%, 06/01/2025	$856,861
302,573	4.00%, 10/01/2025	322,187
243,012	4.00%, 04/25/2032(5)	27,821
2,416,153	4.00%, 10/01/2040	2,661,734
1,028,655	4.00%, 11/01/2040	1,129,121
734,813	4.00%, 12/01/2040	808,680
374,853	4.00%, 02/01/2041	412,185
1,005,727	4.00%, 03/01/2041	1,113,392
2,455,742	4.00%, 06/01/2041	2,691,116
397,718	4.00%, 03/25/2042(5)	39,899
489,341	4.00%, 08/01/2042	541,829
927,040	4.00%, 09/01/2042	1,026,477
235,219	4.00%, 11/25/2042(5)	32,659
155,087	4.00%, 03/01/2045	170,613
823,419	4.00%, 07/01/2045	911,689
316,502	4.00%, 05/01/2046	343,748
836,562	4.00%, 06/01/2046	910,965
946,720	4.00%, 04/01/2047	1,040,171
2,942,784	4.00%, 10/01/2047	3,176,382
1,946,193	4.00%, 09/01/2048	2,089,360
174,214	4.50%, 04/01/2025	183,298
315,071	4.50%, 07/25/2027(5)	17,515
679,794	4.50%, 09/01/2035	757,132
2,395,453	4.50%, 08/01/2040	2,696,136
2,073,915	4.50%, 10/01/2040	2,321,346
964,265	4.50%, 10/01/2041	1,079,693
2,272,961	4.50%, 08/25/2043(5)	433,181
837,858	4.50%, 09/01/2043	942,242
1,466,830	4.50%, 04/01/2049	1,597,576
4,623,604	4.50%, 01/01/2051	5,210,752
136,936	5.00%, 06/01/2022	143,653
105,849	5.00%, 06/01/2025	111,258
391,294	5.00%, 04/25/2038	432,864
1,636,775	5.00%, 02/01/2049	1,813,738
222,744	5.00%, 03/01/2049	246,638
143,441	5.48%, 05/25/2042(3)(5)	11,923
15,700	5.50%, 06/01/2022	15,985
149,171	5.50%, 06/01/2033	173,673
102,254	5.50%, 08/01/2033	118,162
745,111	5.50%, 09/01/2033	868,793
739,179	5.50%, 12/01/2033	862,727
494,778	5.50%, 01/01/2034	577,112
2,680,343	5.50%, 11/01/2035	3,137,632
748,718	5.50%, 04/01/2036	876,405
591,634	5.50%, 09/01/2036	689,594
42,340	5.50%, 01/01/2037	48,962
420,284	5.50%, 04/25/2037	485,929
2,420,018	5.50%, 11/25/2040(5)	367,317
1,660,275	5.50%, 06/25/2042(5)	346,869
2,027,471	5.50%, 08/25/2044(5)	399,894
327	6.00%, 03/01/2022	328
273,522	6.00%, 12/01/2032	314,393
218,253	6.00%, 01/01/2033	250,852
64,657	6.00%, 02/01/2033	72,776
369,830	6.00%, 03/01/2033	434,002
580,224	6.00%, 02/01/2037	688,706
1,627,037	6.00%, 01/25/2042(5)	190,982
1,233,723	6.00%, 09/25/2047(5)	260,218
173	6.50%, 05/01/2031	194
840	6.50%, 09/01/2031	962
980	6.50%, 07/01/2032	1,112
963	7.00%, 07/01/2029	1,118
80	7.00%, 12/01/2030	82
284	7.00%, 02/01/2032	291
135	7.00%, 03/01/2032	159

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,590	7.00%, 09/01/2032	$1,721
471	7.50%, 10/01/2022	488
1,091	7.50%, 06/01/2027	1,250
9,383	7.50%, 03/01/2030	10,628
7,167	7.50%, 04/01/2030	7,722
867	7.50%, 06/01/2030	1,004
1,324	7.50%, 07/01/2030	1,519
403	7.50%, 08/01/2030	463
6,560	7.50%, 01/01/2031	6,703
14,495	7.50%, 05/01/2031	16,688
4,876	7.50%, 06/01/2031	4,971
1,046	7.50%, 08/01/2031	1,185
18,601	7.50%, 09/01/2031	18,892
151	7.50%, 05/01/2032	177

		131,719,955

	GNMA - 12.0%
$ 1,024,649	1.75%, 09/20/2043	$1,048,037
895,198	2.00%, 01/20/2042	919,679
40,565,000	2.00%, 04/21/2051(16)	40,936,582
984,545	2.50%, 12/16/2039	1,030,991
1,543,156	2.50%, 07/20/2041	1,613,623
6,039,220	2.50%, 01/20/2051	6,232,638
36,050,000	2.50%, 04/21/2051(16)	37,170,226
36,000,000	2.50%, 05/20/2051(16)	37,046,953
522,287	3.00%, 09/20/2028(5)	34,432
5,509,416	3.00%, 05/20/2035(5)	379,613
427,891	3.00%, 02/16/2043(5)	58,875
3,107,556	3.00%, 03/15/2045	3,254,440
156,920	3.00%, 04/15/2045	164,340
2,091,379	3.00%, 07/15/2045	2,184,717
53,045	3.00%, 08/15/2045	55,476
1,084,817	3.00%, 10/20/2047	1,131,122
15,125,000	3.00%, 04/21/2051(16)	15,753,928
18,475,000	3.00%, 05/20/2051(16)	19,252,610
212,780	3.50%, 02/16/2027(5)	13,913
537,656	3.50%, 03/20/2027(5)	37,760
513,402	3.50%, 07/20/2040(5)	28,362
701,145	3.50%, 02/20/2041(5)	28,970
1,314,719	3.50%, 04/20/2042(5)	127,090
2,335,185	3.50%, 10/20/2042(5)	364,394
293,581	3.50%, 11/15/2042	320,969
7,772	3.50%, 12/15/2042	8,423
181,342	3.50%, 02/15/2043	196,376
10,250	3.50%, 03/15/2043	11,109
1,384,008	3.50%, 04/15/2043	1,500,232
3,316,210	3.50%, 05/15/2043	3,584,040
240,300	3.50%, 05/20/2043(5)	41,951
1,180,873	3.50%, 07/20/2043(5)	150,368
3,138,387	3.50%, 06/20/2046	3,351,624
805,429	3.50%, 07/20/2046	857,703
818,759	3.50%, 10/20/2046	876,088
3,272,627	3.50%, 02/20/2047	3,491,524
1,041,417	3.50%, 08/20/2047	1,109,025
740,561	3.50%, 11/20/2047	789,790
922,059	3.50%, 03/20/2048	980,592
3,251,419	3.50%, 07/20/2049	3,432,177
11,203,607	3.50%, 03/20/2050	11,824,638
1,475,000	3.50%, 04/21/2051(16)	1,556,586
1,500,000	3.50%, 05/20/2051(16)	1,584,023
1,812,353	3.88%, 08/15/2042	2,010,492
144,898	4.00%, 12/16/2026(5)	8,617
2,187,280	4.00%, 05/20/2029(5)	136,449
2,850,413	4.00%, 07/20/2040	3,157,124
3,278,944	4.00%, 09/20/2040	3,631,602

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,043,687	4.00%, 10/20/2040	$5,583,714
1,111,312	4.00%, 12/20/2040	1,233,785
294,391	4.00%, 05/16/2042(5)	36,867
441,806	4.00%, 03/20/2043(5)	82,001
212,067	4.00%, 01/20/2044(5)	40,489
1,622,623	4.00%, 01/16/2046(5)	343,748
1,615,566	4.00%, 03/20/2047(5)	214,042
825,774	4.00%, 11/20/2047	910,077
2,863,599	4.00%, 03/20/2048	3,131,287
7,882,629	4.00%, 07/20/2048	8,472,257
149,864	4.50%, 11/15/2039	168,904
1,040,789	4.50%, 05/15/2040	1,182,151
3,274,744	4.50%, 05/20/2040	3,665,686
205,293	4.50%, 07/15/2041	232,422
734,122	4.50%, 04/20/2045(5)	147,230
2,925,350	4.50%, 08/20/2045(5)	577,401
298,131	4.50%, 01/20/2046	333,585
2,524,670	4.50%, 01/20/2047(5)	288,441
2,170,870	4.50%, 05/20/2048(5)	345,733
16,320,000	4.50%, 04/21/2051(16)	17,651,100
1,904,761	5.00%, 02/16/2040(5)	351,149
369,537	5.00%, 05/20/2040	424,768
940,407	5.00%, 06/15/2041	1,089,737
1,125,659	5.00%, 10/16/2041(5)	191,842
1,442,512	5.00%, 03/15/2044	1,672,345
421,323	5.00%, 01/16/2047(5)	78,975
4,400,000	5.00%, 04/21/2051(16)	4,961,000
386,298	5.50%, 03/15/2033	441,172
498,165	5.50%, 04/15/2033	572,193
579,326	5.50%, 05/15/2033	668,987
756,228	5.50%, 10/20/2034	886,870
1,574,156	5.50%, 03/20/2039(5)	252,294
1,350,011	5.50%, 02/16/2047(5)	233,253
822,796	5.50%, 02/20/2047(5)	161,483
927	6.00%, 12/15/2023	1,040
881	6.00%, 01/15/2029	993
793	6.00%, 04/15/2029	894
27,156	6.00%, 12/15/2031	30,669
627	6.00%, 10/15/2032	753
15,386	6.00%, 06/15/2033	18,460
534	6.00%, 03/15/2034	600
32,688	6.00%, 08/15/2034	39,168
54,039	6.00%, 09/15/2034	61,403
29,398	6.00%, 02/15/2035	34,906
206,610	6.00%, 12/15/2035	236,157
23,624	6.00%, 02/15/2036	26,535
122,073	6.00%, 03/15/2036	145,599
16,237	6.00%, 04/15/2036	18,231
56,515	6.00%, 05/15/2036	66,189
135,359	6.00%, 06/15/2036	160,229
42,838	6.00%, 07/15/2036	48,173
18,029	6.00%, 08/15/2036	20,321
117,534	6.00%, 02/15/2037	140,281
486	6.00%, 05/15/2037	572
234,075	6.00%, 06/15/2037	277,981
194,738	6.00%, 07/15/2037	231,516
40,976	6.00%, 08/15/2037	48,356
63,157	6.00%, 10/15/2037	75,579
31,047	6.00%, 11/15/2037	36,599
54,390	6.00%, 12/15/2037	64,573
126,649	6.00%, 01/15/2038	146,169
4,455	6.00%, 02/15/2038	5,025
12,485	6.00%, 05/15/2038	14,194
3,579	6.00%, 06/15/2038	4,257
21,651	6.00%, 08/15/2038	25,358

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 80,115	6.00%, 09/15/2038	$91,900
84,267	6.00%, 10/15/2038	97,633
162,768	6.00%, 11/15/2038	188,848
37,111	6.00%, 12/15/2038	43,537
1,026	6.00%, 01/15/2039	1,189
34,099	6.00%, 08/15/2039	38,809
45,657	6.00%, 11/15/2039	53,577
13,089	6.00%, 02/15/2040	14,701
546,533	6.00%, 06/15/2040	646,728
106,939	6.00%, 07/15/2040	128,315
1,286,081	6.00%, 09/20/2040(5)	222,400
564,373	6.00%, 06/15/2041	671,423
1,239,297	6.00%, 02/20/2046(5)	228,832
18,539	6.50%, 06/15/2028	20,702
404	6.50%, 07/15/2028	451
1,411	6.50%, 08/15/2028	1,576
11,475	6.50%, 09/15/2028	12,814
738	6.50%, 10/15/2028	824
2,450	6.50%, 11/15/2028	2,735
4,094	6.50%, 12/15/2028	4,572
1,652	6.50%, 01/15/2029	1,845
13,582	6.50%, 02/15/2029	15,166
108,038	6.50%, 03/15/2029	120,641
24,386	6.50%, 04/15/2029	27,231
8,368	6.50%, 05/15/2029	9,344
119,746	6.50%, 06/15/2029	133,716
4,884	6.50%, 07/15/2029	5,454
118	6.50%, 03/15/2031	132
157,282	6.50%, 04/15/2031	175,897
33,500	6.50%, 05/15/2031	38,770
6,381	6.50%, 06/15/2031	7,214
150,103	6.50%, 07/15/2031	168,139
40,880	6.50%, 08/15/2031	45,648
89,205	6.50%, 09/15/2031	99,613
94,843	6.50%, 10/15/2031	105,907
227,699	6.50%, 11/15/2031	254,707
41,943	6.50%, 12/15/2031	46,835
146,984	6.50%, 01/15/2032	164,225
35,846	6.50%, 02/15/2032	41,740
31,782	6.50%, 03/15/2032	35,490
144,362	6.50%, 04/15/2032	165,667
598	6.50%, 05/15/2032	673
15,554	6.50%, 06/15/2032	17,368
1,185	7.00%, 06/20/2030	1,202
486	7.00%, 02/15/2031	546
165	7.00%, 06/15/2031	179
101	7.00%, 08/15/2031	114
407	8.50%, 11/15/2024	408

		276,243,498

	UMBS - 23.9%
$ 14,842,500	1.50%, 04/19/2036(16)	$14,905,117
5,942,500	1.50%, 05/18/2036(16)	5,958,161
2,480,000	1.50%, 04/14/2051(16)	2,395,961
18,435,000	2.00%, 04/19/2036(16)	18,913,878
112,677,000	2.00%, 04/14/2051(16)	112,344,691
189,445,000	2.00%, 05/13/2051(16)	188,538,475
18,450,000	2.50%, 04/19/2036(16)	19,199,531
37,350,000	2.50%, 04/14/2051(16)	38,300,529
18,390,000	2.50%, 05/13/2051(16)	18,818,501
7,626,000	3.00%, 04/19/2036(16)	8,048,409
58,092,000	3.00%, 04/14/2051(16)	60,507,583
34,765,000	3.00%, 05/13/2051(16)	36,217,389
2,883,000	3.50%, 04/14/2051(16)	3,044,381
9,225,000	4.00%, 04/14/2051(16)	9,899,578

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 13,945,000	4.50%, 04/14/2051(16)	$15,180,440

		552,272,624

	Total U.S. Government Agencies (cost $1,043,723,440)	$1,053,965,827

U.S. Government Securities - 19.5%
	U.S. Treasury Securities - 19.5%
	U.S. Treasury Bonds - 8.8%
$ 3,850,051	1.00%, 02/15/2048(17)(18)	$4,759,023
4,005,000	1.25%, 05/15/2050	3,012,198
14,350,000	1.88%, 02/15/2041	13,327,562
7,650,000	1.88%, 02/15/2051	6,760,688
7,090,000	2.25%, 08/15/2046	6,861,514
78,145,000	2.88%, 08/15/2045(18)	85,123,105
6,175,000	3.00%, 02/15/2047	6,889,467
20,715,000	3.13%, 08/15/2044(18)(19)	23,518,808
26,860,000	3.38%, 05/15/2044(18)(20)	31,719,981
16,575,000	3.75%, 11/15/2043	20,689,614

		202,661,960

	U.S. Treasury Notes - 10.7%
$ 11,303,806	0.38%, 01/15/2027(17)(18)	$12,461,563
97,135,000	0.63%, 05/15/2030(18)	88,328,347
13,360,000	0.63%, 08/15/2030	12,097,062
20,360,000	0.88%, 11/15/2030	18,810,731
7,520,000	1.13%, 02/15/2031	7,099,350
105,360,000	1.63%, 04/30/2023(18)	108,500,222

		247,297,275

	Total U.S. Government Securities (cost $485,245,065)	$449,959,235

Common Stocks - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A*(6)(21)	33,945
6,767	Foresight Energy LLC(6)(21)	62,104
206,275,142	KCA Deutag*(6)(21)(22)	—
30,559	Philadelphia Energy Solutions Class A(6)(21)	305

		96,354

	Total Common Stocks (cost $3,317,133)	$96,354

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(2)(10)	2,101,897

	Total Preferred Stocks (cost $1,591,820)	$2,101,897

Warrants - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 03/30/2023*(6)(21)	67

	Total Warrants (cost $1,339)	$67

	Total Long-Term Investments (cost $2,979,046,879)	$2,972,048,619

Short-Term Investments - 2.8%
	Repurchase Agreements - 2.5%
57,303,206	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $57,303,208; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $58,449,318	57,303,206

	Securities Lending Collateral - 0.3%
613,137	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(23)	613,137

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
6,798,661	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(23)		$6,798,661

			7,411,798

	Total Short-Term Investments (cost $64,715,004)		$64,715,004

	Total Investments Excluding Purchased Options (cost $3,043,761,883)		$3,036,763,623
	Total Purchased Options (cost $2,626,157)		$3,244,772

	Total Investments (cost $3,046,388,040)	131.8%	$3,040,008,395
	Other Assets and Liabilities	(31.8)%	(732,788,901)

	Total Net Assets	100.0%	$2,307,219,494

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $591,666,218, representing 25.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2021. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Investment valued using significant unobservable inputs.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $35,614,782, representing 1.5% of net assets.

(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2021.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)

This security, or a portion of this security, has unfunded loan commitments. As of March 31, 2021, the aggregate value of the unfunded commitment was $212,810, which rounds to 0.0% of total net assets.

(15)	Securities disclosed are principal-only strips.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of March 31, 2021, the market value of securities pledged was $7,963,249.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2021, the market value of securities pledged was $6,631,588.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2021, the market value of securities pledged was $14,466,484.
(21)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2021, the aggregate fair value of these securities was $96,421, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(22)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
03/2011	KCA Deutag	206,275,142	$2,795,441	$—
(23)	Current yield as of period end.

OTC Swaption Contracts Outstanding at March 31, 2021

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	2.20%	Receive	03/14/2022	USD	73,850,000	73,850,000	$1,590,418	$1,316,376	$274,042
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	2.20%	Receive	03/14/2022	USD	76,820,000	76,820,000	1,654,354	1,309,781	344,573

Total Puts								$3,244,772	$2,626,157	$618,615

Total purchased OTC swaption contracts								$3,244,772	$2,626,157	$618,615

OTC Swaption Contracts Outstanding at March 31, 2021

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	BOA	1.50%	Pay	03/14/2022	USD	(76,820,000)	76,820,000	$(994,477)	$(768,200)	$(226,277)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/14/22*	CBK	1.50%	Pay	03/14/2022	USD	(73,850,000)	73,850,000	(956,059)	(812,350)	(143,709)

Total Puts								$(1,950,536)	$(1,580,550)	$(369,986)

Total written OTC swaption contracts								$(1,950,536)	$(1,580,550)	$(369,986)

*    Swaptions with forward premiums.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Futures Contracts Outstanding at March 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro-OAT Future	144	06/08/2021	$27,348,302	$35,028
U.S. Treasury 10-Year Note Future	501	06/21/2021	65,599,687	(822,023)
U.S. Treasury Ultra Long Term Bond Future	182	06/21/2021	32,981,813	(620,364)

Total				$(1,407,359)

Short position contracts:
Australian 10-Year Bond Future	134	06/15/2021	$14,057,238	$(1,801)
Euro-BTP Future	165	06/08/2021	28,890,813	(62,279)
Euro-BUND Future	177	06/08/2021	35,552,230	(52,663)
Euro-BUXL 30-Year Bond Future	46	06/08/2021	11,114,663	60,966
Long Gilt Future	81	06/28/2021	14,247,533	121,828
U.S. Treasury 2-Year Note Future	17	06/30/2021	3,752,352	1,563
U.S. Treasury 5-Year Note Future	340	06/30/2021	41,955,469	148,870
U.S. Treasury 10-Year Ultra Future	1,561	06/21/2021	224,296,188	6,579,021
U.S. Treasury Long Bond Future	431	06/21/2021	66,629,906	1,909,711

Total				$8,705,216

Total futures contracts				$7,297,857

TBA Sale Commitments Outstanding at March 31, 2021
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
GNMA, 2.00%	$40,565,000	04/21/2051	$(40,936,582)	$134,105
GNMA, 2.00%	38,505,000	05/20/2051	(38,794,539)	(90,673)
GNMA, 4.00%	6,329,000	04/21/2051	(6,756,208)	17,553
UMBS, 1.50%	7,800,000	04/19/2036	(7,832,906)	(8,836)
UMBS, 5.00%	2,509,500	04/14/2051	(2,780,055)	1,470
UMBS, 5.50%	13,400,000	04/14/2051	(14,974,500)	(25,125)
UMBS, 6.00%	3,300,000	04/14/2051	(3,711,469)	(12,375)

Total (proceeds receivable $115,802,378)			$(115,786,259)	$16,119

At March 31, 2021, the aggregate market value of TBA Sale Commitments represents (5.0)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at March 31, 2021

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GST	USD	1,306,450	(0.09%)	08/25/2037	Monthly	$236,627	$—	$52,147	$(184,480)
ABX.HE.AAA.07	CSI	USD	3,175,724	(0.09%)	08/25/2037	Monthly	661,368	—	126,750	(534,618)
ABX.HE.PENAAA.06	MSC	USD	427,994	(0.11%)	05/25/2046	Monthly	41,431	—	38,474	(2,957)
ABX.HE.PENAAA.06	JPM	USD	977,076	(0.11%)	05/25/2046	Monthly	94,359	—	87,830	(6,529)
ABX.HE.PENAAA.06	GST	USD	401,057	(0.11%)	05/25/2046	Monthly	98,180	—	36,053	(62,127)

Total							$1,131,965	$—	$341,254	$(790,711)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,306,449	0.09%	08/25/2037	Monthly	$10,607	$—	$(52,143)	$(62,750)
ABX.HE.AAA.07	MSC	USD	3,175,722	0.09%	08/25/2037	Monthly	25,956	—	(126,750)	(152,706)
ABX.HE.PENAAA.06	BCLY	USD	1,806,132	0.11%	05/25/2046	Monthly	—	(43,157)	(164,108)	(120,951)
CMBX.NA.BB.8	GSC	USD	231,670	5.00%	10/17/2057	Monthly	—	(24,263)	(82,370)	(58,107)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

CMBX.NA.BB.8	DEUT	USD	1,404,500	5.00%	10/17/2057	Monthly	$—	$(319,010)	$(499,367)	$(180,357)
CMBX.NA.BB.8	CSI	USD	2,419,987	5.00%	10/17/2057	Monthly	—	(611,168)	(860,421)	(249,253)
CMBX.NA.BB.8	GSC	USD	3,325,431	5.00%	10/17/2057	Monthly	—	(751,981)	(1,182,350)	(430,369)
CMBX.NA.BB.8	MSC	USD	4,906,580	5.00%	10/17/2057	Monthly	—	(1,239,239)	(1,744,523)	(505,284)
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/2063	Monthly	—	(67,951)	(130,613)	(62,662)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/2063	Monthly	—	(37,434)	(125,227)	(87,793)
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/2063	Monthly	—	(120,320)	(247,761)	(127,441)
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/2063	Monthly	—	(283,620)	(727,725)	(444,105)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/2063	Monthly	—	(588,519)	(1,143,200)	(554,681)

Total							$36,563	$(4,086,662)	$(7,086,558)	$(3,036,459)

Total OTC credit default swap contracts							$1,168,528	$(4,086,662)	$(6,745,304)	$(3,827,170)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2021

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	59,585,000	(1.00%)	06/20/2026	Quarterly	$(2,260,672)	$(2,466,812)	$(206,140)
CDX.NA.IG.36.V1	USD	4,395,000	(1.00%)	06/20/2026	Quarterly	96,704	103,386	6,682

Total						$(2,163,968)	$(2,363,426)	$(199,458)

Credit default swaps on single-name issues:
Buy protection:
Republic of Brazil	USD	3,060,000	(1.00%)	06/20/2026	Quarterly	$(164,697)	$(182,634)	$(17,937)
Russian Federation	USD	2,905,000	(1.00%)	06/20/2026	Quarterly	5,498	(15,482)	(20,980)

Total						$(159,199)	$(198,116)	$(38,917)

Total centrally cleared credit default swap contracts						$(2,323,167)	$(2,561,542)	$(238,375)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2021

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.07%Fixed	USD	18,225,000	08/12/2025	Annual	$—	$(1,855)	$467,596	$469,451

Foreign Currency Contracts Outstanding at March 31, 2021

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
273,000	ILS	83,005	USD	GSC	06/16/2021	$ —	$ (1,255)
3,085,232	USD	4,005,000	AUD	TDB	06/16/2021	42,222	—
6,678,730	USD	5,653,861	EUR	UBS	04/30/2021	44,320	—
45,587,846	USD	38,223,000	EUR	MSC	06/16/2021	690,146	—
3,130,163	USD	2,642,000	EUR	CIBC	06/16/2021	26,803	—
1,634,252	USD	1,369,000	EUR	ANZ	06/16/2021	26,190	—

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

1,238,041	USD	1,038,000	EUR	CBK	06/16/2021	$ 18,780	$ —
420,932	USD	352,000	EUR	BCLY	06/16/2021	7,464	—
412,391	USD	347,000	EUR	SSG	06/16/2021	4,796	—
408,505	USD	346,000	EUR	CAC	06/16/2021	2,085	—
82,283	USD	273,000	ILS	MSC	06/16/2021	533	—
2,211,027	USD	44,875,000	MXN	GSC	06/10/2021	32,657	—
Total Foreign Currency Contracts						$ 895,996	$ (1,255)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro
ILS	Israeli Shekel
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
MTA	Monthly Treasury Average Index

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.

Other Abbreviations:
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
PIK	Payment-in-kind
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$454,484,580	$—	$449,259,580	$5,225,000
Corporate Bonds	771,253,715	—	771,253,715	—
Foreign Government Obligations	108,251,855	—	108,251,855	—
Municipal Bonds	29,138,935	—	29,138,935	—
Senior Floating Rate Interests	102,796,154	—	102,796,154	—
U.S. Government Agencies	1,053,965,827	—	1,053,965,827	—
U.S. Government Securities	449,959,235	—	449,959,235	—
Common Stocks
Energy	96,354	—	—	96,354
Preferred Stocks	2,101,897	2,101,897	—	—
Warrants	67	—	—	67
Short-Term Investments	64,715,004	7,411,798	57,303,206	—
Purchased Options	3,244,772	—	3,244,772	—
Foreign Currency Contracts(2)	895,996	—	895,996	—
Futures Contracts(2)	8,856,987	8,856,987	—	—
Swaps - Credit Default(2)	6,682	—	6,682	—
Swaps - Interest Rate(2)	469,451	—	469,451	—

Total	$3,050,237,511	$18,370,682	$3,026,545,408	$5,321,421

Liabilities
Foreign Currency Contracts(2)	$(1,255)	$—	$(1,255)	$—
Futures Contracts(2)	(1,559,130)	(1,559,130)	—	—
Swaps - Credit Default(2)	(4,072,227)	—	(4,072,227)	—
TBA Sale Commitments	(115,786,259)	—	(115,786,259)	—
Written Options	(1,950,536)	—	(1,950,536)	—

Total	$(123,369,407)	$(1,559,130)	$(121,810,277)	$—

(1) For the period ended March 31, 2021, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2021 is not presented.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 32.5%
	Asset-Backed - Automobile - 19.9%
$ 315,348	Ally Auto Receivables Trust 1.93%, 10/17/2022	$315,685
	American Credit Acceptance Receivables Trust
3,317,496	0.35%, 05/13/2024(1)	3,317,766
637,281	0.62%, 10/13/2023(1)	637,857
265,558	1.89%, 04/13/2023(1)	266,079
	AmeriCredit Automobile Receivables Trust
740,000	0.28%, 06/18/2024	739,904
5,364,151	0.42%, 03/18/2024	5,368,162
1,445,000	2.06%, 04/18/2024	1,462,726
58,359	2.17%, 01/18/2023	58,469
1,892,402	2.97%, 11/20/2023	1,912,130
	ARI Fleet Lease Trust
508,097	1.77%, 08/15/2028(1)	511,596
1,145,792	2.28%, 04/15/2026(1)	1,148,437
9,826	Bank of The West Auto Trust 2.40%, 10/17/2022(1)	9,834
565,000	BMW Floorplan Master Owner Trust 0.43%, 05/15/2023, 1 mo. USD LIBOR + 0.320%(1)(2)	565,125
809,553	Canadian Pacer Auto Receivables Trust 1.77%, 11/21/2022(1)	813,003
	CarMax Auto Owner Trust
2,745,000	0.22%, 02/15/2024	2,743,883
1,447,614	0.49%, 06/15/2023	1,449,169
552,672	2.01%, 03/15/2023	554,950
189,899	2.21%, 12/15/2022	190,343
3,342,129	3.05%, 03/15/2024	3,405,473
	Carvana Auto Receivables Trust
1,915,000	0.28%, 03/11/2024	1,914,454
1,835,000	0.70%, 01/10/2028	1,834,271
	Chesapeake Funding LLC
1,335,000	0.34%, 04/15/2033, 1 mo. USD LIBOR + 0.230%(1)(2)	1,335,134
552,631	0.48%, 08/15/2030, 1 mo. USD LIBOR + 0.370%(1)(2)	553,180
1,130,007	0.87%, 08/16/2032(1)	1,135,488
20,153	1.91%, 08/15/2029(1)	20,164
1,524,724	1.95%, 09/15/2031(1)	1,546,172
218,448	2.12%, 11/15/2029(1)	218,964
2,099,523	2.94%, 04/15/2031(1)	2,126,115
252,761	3.04%, 04/15/2030(1)	254,186
476,163	3.39%, 01/15/2031(1)	488,129
	CPS Auto Receivables Trust
1,776,309	0.35%, 01/16/2024(1)	1,776,164
894,311	0.63%, 03/15/2024(1)	895,254
323,549	2.09%, 05/15/2023(1)	324,644
21,290	2.17%, 12/15/2022(1)	21,304
	Credit Acceptance Auto Loan Trust
3,850,000	2.38%, 11/15/2028(1)	3,930,281
496,839	3.55%, 08/15/2027(1)	499,699
	Drive Auto Receivables Trust
320,626	0.85%, 07/17/2023	321,085
1,015,000	2.02%, 11/15/2023	1,019,201
286,247	2.16%, 05/15/2023	286,471
	DT Auto Owner Trust
2,529,914	0.35%, 01/15/2025(1)	2,530,027
265,993	1.94%, 09/15/2023(1)	267,203
220,322	2.17%, 05/15/2023(1)	220,823
	Enterprise Fleet Financing LLC
688,652	0.24%, 10/20/2021(1)	688,661
1,606,780	1.78%, 12/22/2025(1)	1,628,883
3,898,842	2.06%, 05/20/2025(1)	3,956,046
1,081,524	2.29%, 02/20/2025(1)	1,097,854
19,656	2.87%, 10/20/2023(1)	19,701
636,956	2.98%, 10/20/2024(1)	645,267

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Enterprise Fleet Financing LLC
$ 218,153	3.14%, 02/20/2024(1)	$219,010
162,950	3.38%, 05/20/2024(1)	164,280
685,000	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	684,460
	Exeter Automobile Receivables Trust
2,620,000	0.34%, 03/15/2024	2,619,100
155,685	2.05%, 06/15/2023(1)	156,015
	First Investors Auto Owner Trust
1,938,350	0.45%, 03/16/2026(1)	1,939,025
609,582	2.21%, 09/16/2024(1)	615,317
179,248	2.89%, 03/15/2024(1)	180,607
	Flagship Credit Auto Trust
2,895,105	0.31%, 06/16/2025(1)	2,892,159
4,250,468	0.53%, 04/15/2025(1)	4,255,168
374,333	0.70%, 04/15/2025(1)	374,821
828,551	1.90%, 08/15/2024(1)	838,063
434,009	2.17%, 06/17/2024(1)	439,062
761,862	2.33%, 02/15/2024(1)	769,615
508,097	2.83%, 10/16/2023(1)	513,039
11,053	3.07%, 02/15/2023(1)	11,066
264,597	3.11%, 08/15/2023(1)	266,864
237,011	3.41%, 05/15/2023(1)	238,159
	Ford Credit Auto Lease Trust
3,035,392	0.50%, 12/15/2022	3,038,550
472,389	1.80%, 07/15/2022	473,647
760,000	2.98%, 06/15/2022	764,521
	Ford Credit Auto Owner Trust
1,925,000	0.17%, 10/15/2023	1,923,689
2,635,000	0.25%, 09/15/2023	2,634,968
1,500,000	2.36%, 03/15/2029(1)	1,542,735
3,010,000	Foursight Capital Automobile Receivables Trust 0.40%, 08/15/2024(1)	3,010,006
	GLS Auto Receivables Issuer Trust
2,130,000	0.34%, 05/15/2024(1)	2,129,915
2,146,410	0.52%, 02/15/2024(1)	2,147,287
	GM Financial Automobile Leasing Trust
558,588	0.71%, 10/20/2022	559,838
978,663	2.03%, 06/20/2022	983,089
162,689	2.67%, 03/21/2022	163,152
34,591	2.98%, 12/20/2021	34,637
	GM Financial Consumer Automobile Receivables Trust
2,550,000	0.23%, 11/16/2023	2,550,838
170,671	1.83%, 01/17/2023	171,035
965,000	GM Financial Leasing Trust 0.17%, 04/20/2023	964,243
1,059,359	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(1)	1,072,447
324,728	Honda Auto Receivables Owner Trust 0.74%, 11/15/2022	325,303
	Hyundai Auto Lease Securitization Trust
2,220,000	0.25%, 04/17/2023(1)	2,219,425
503,204	1.90%, 05/16/2022(1)	504,582
	Hyundai Auto Receivables Trust
1,970,000	0.26%, 09/15/2023	1,970,367
2,881,841	0.38%, 03/15/2023	2,883,873
179,678	Mercedes-Benz Auto Lease Trust 1.82%, 03/15/2022	180,050
2,620,000	Nissan Auto Lease Trust 0.34%, 12/15/2022	2,621,609
478,335	Nissan Auto Receivables Owner Trust 1.97%, 09/15/2022	479,622
1,040,000	PFS Financing Corp. 1.21%, 06/15/2024(1)	1,049,659

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,864,081	Prestige Auto Receivables Trust 0.52%, 02/15/2024(1)	$3,865,342
	Santander Consumer Auto Receivables Trust
1,810,000	0.23%, 11/15/2023(1)	1,809,079
1,385,902	0.38%, 02/15/2023(1)	1,386,481
	Santander Drive Auto Receivables Trust
4,752,799	0.42%, 09/15/2023	4,755,792
787,819	0.46%, 09/15/2023	788,247
692,253	0.62%, 05/15/2023	692,663
	Santander Retail Auto Lease Trust
2,565,000	0.32%, 02/20/2024(1)	2,564,281
2,790,000	0.42%, 11/20/2023(1)	2,793,493
1,155,279	Securitized Term Auto Receivables Trust 2.99%, 02/27/2023(1)	1,168,724
1,780,000	Tesla Auto Lease Trust 0.36%, 03/20/2025(1)	1,779,286
	Toyota Auto Receivables Owner Trust
3,946,395	0.23%, 05/15/2023	3,946,221
1,891,595	0.36%, 02/15/2023	1,892,743
	United Auto Credit Securitization Trust
1,295,000	0.34%, 07/10/2023(1)	1,294,866
182,443	0.85%, 05/10/2022(1)	182,520
	Volkswagen Auto Lease Trust
1,430,000	1.99%, 11/21/2022	1,445,022
528,375	2.00%, 03/21/2022	529,724
526,656	Volkswagen Auto Loan Enhanced Trust 0.93%, 12/20/2022	527,632
	Westlake Automobile Receivables Trust
2,840,000	0.39%, 10/15/2024(1)	2,840,425
2,380,815	0.93%, 02/15/2024(1)	2,387,378
453,746	2.15%, 02/15/2023(1)	455,601
795,000	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	795,876
1,201,098	World Omni Auto Receivables Trust 0.55%, 07/17/2023	1,202,572
582,637	World Omni Select Auto Trust 2.06%, 08/15/2023	584,317

		150,288,618

	Asset-Backed - Credit Card - 0.2%
552,224	HPEFS Equipment Trust 1.73%, 02/20/2030(1)	555,243
1,355,000	Trillium Credit Card Trust 0.49%, 12/26/2024, 1 mo. USD LIBOR + 0.370%(1)(2)	1,357,628

		1,912,871

	Asset-Backed - Finance & Insurance - 7.6%
1,500,000	Ally Master Owner Trust 3.29%, 05/15/2023	1,505,626
2,349,696	American Credit Acceptance Receivables Trust 0.53%, 03/13/2024(1)	2,350,850
1,942,792	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	1,980,236
723,194	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	751,332
	CarMax Auto Owner Trust
900,133	1.75%, 01/17/2023	903,106
1,500,000	2.33%, 05/15/2023	1,513,637
	CNH Equipment Trust
350,249	1.08%, 07/17/2023	351,141
994,699	1.99%, 03/15/2023	998,118
3,455,000	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	3,513,328
	DLL LLC
366,515	2.13%, 01/20/2022(1)	367,110

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	DLL LLC
$ 754,670	2.89%, 04/20/2023(1)	$763,728
201,480	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	205,580
1,150,000	Evergreen Credit Card Trust 1.90%, 09/16/2024(1)	1,176,608
464,000	GM Financial Automobile Leasing Trust 0.45%, 08/21/2023	464,984
2,201,030	GM Financial Consumer Automobile Receivables Trust 0.26%, 11/16/2023	2,201,025
742,000	GMF Floorplan Owner Revolving Trust 2.70%, 04/15/2024(1)	760,088
1,145,559	GreatAmerica Leasing Receivables Funding LLC 1.76%, 06/15/2022(1)	1,151,391
	HPEFS Equipment Trust
3,837,109	0.65%, 07/22/2030(1)	3,842,485
102,445	2.19%, 09/20/2029(1)	102,576
628,000	2.21%, 09/20/2029(1)	632,221
1,929,782	Hyundai Auto Receivables Trust 1.51%, 04/17/2023	1,940,114
1,167,373	John Deere Owner Trust 0.41%, 03/15/2023	1,168,010
	Kubota Credit Owner Trust
842,133	0.41%, 06/15/2023(1)	842,828
490,585	2.49%, 06/15/2022(1)	492,234
166,599	Marlette Funding Trust 2.24%, 03/15/2030(1)	167,230
1,155,166	MFA Trust 1.01%, 01/26/2065(1)(3)	1,154,414
	MMAF Equipment Finance LLC
406,419	2.07%, 10/12/2022(1)	409,141
18,438	2.84%, 01/10/2022(1)	18,450
306,039	New York City Tax Lien 3.22%, 11/10/2031(1)	306,393
586,401	New York City, NY Tax Lien 2.19%, 11/10/2032(1)	584,452
442,926	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(3)	448,128
	SoFi Consumer Loan Program Trust
642,250	2.45%, 08/25/2028(1)	647,884
468,541	2.90%, 05/25/2028(1)	472,308
466,566	Tesla Auto Lease Trust 0.55%, 05/22/2023(1)	467,239
806,956	Toyota Auto Receivables Owner Trust 1.38%, 12/15/2022	809,988
	Verizon Owner Trust
4,000,000	0.41%, 04/21/2025	4,000,532
2,359,000	2.33%, 12/20/2023	2,394,860
362,000	2.93%, 09/20/2023	366,925
542,589	3.23%, 04/20/2023	547,920
5,330,000	Volkswagen Auto Lease Trust 0.27%, 04/20/2023	5,328,737
	Volvo Financial Equipment LLC
356,257	2.02%, 08/15/2022(1)	357,630
835,000	2.04%, 11/15/2023(1)	849,278
6,875,000	Westlake Automobile Receivables Trust 0.56%, 05/15/2024(1)	6,885,338
1,004,527	World Omni Automobile Lease Securitization Trust 0.32%, 09/15/2023	1,004,929

		57,200,132

	Commercial Mortgage-Backed Securities - 0.1%
785,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 08/15/2045	810,280

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Other Asset-Backed Securities - 3.5%
	CarMax Auto Owner Trust
$ 4,080,000	0.31%, 01/16/2024	$4,081,003
1,005,000	2.18%, 08/15/2024	1,025,670
3,275,000	Carvana Auto Receivables Trust 0.28%, 11/08/2023	3,275,563
1,110,000	CCG Receivables Trust 0.30%, 06/14/2027(1)	1,108,979
1,650,000	Crossroads Asset Trust 0.82%, 03/20/2024(1)	1,649,772
1,045,000	Dell Equipment Finance Trust 0.33%, 05/22/2026(1)	1,044,531
3,555,000	GreatAmerica Leasing Receivables Funding LLC 0.27%, 06/15/2023(1)	3,553,007
1,220,000	HPEFS Equipment Trust 0.27%, 03/20/2031(1)	1,219,822
203,528	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(3)	203,851
	SCF Equipment Leasing
3,500,000	0.42%, 08/20/2026(1)	3,498,307
1,443,577	0.68%, 10/20/2025(1)	1,446,355
561,948	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	567,357
	Towd Point Mortgage Trust
680,121	0.72%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	680,121
1,159,140	2.75%, 06/25/2057(1)(3)	1,195,093
630,813	Transportation Finance Equipment Trust 1.90%, 01/24/2022(1)	632,713
943,429	Verus Securitization Trust 2.64%, 11/25/2059(1)(4)	960,164

		26,142,308

	Whole Loan Collateral CMO - 1.2%
789,668	Angel Oak Mortgage Trust LLC 2.99%, 07/26/2049(1)(3)	797,575
1,041,636	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	1,064,832
	COLT Mortgage Loan Trust
1,786,622	1.33%, 10/26/2065(1)(3)	1,788,183
659,009	1.51%, 04/27/2065(1)(3)	661,572
800,505	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	856,767
75,913	OBX Trust 0.76%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	76,065
561,599	RMF Buyout Issuance Trust 2.16%, 02/25/2030(1)(3)	562,528
199,538	Sequoia Mortgage Trust 3.50%, 02/25/2050(1)(3)	200,785
780,017	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(3)	794,370
	Verus Securitization Trust
996,056	2.69%, 11/25/2059(1)(3)	1,014,110
582,435	2.78%, 07/25/2059(1)	593,575
520,149	3.21%, 05/25/2059(1)(3)	521,351

		8,931,713

	Total Asset & Commercial Mortgage-Backed Securities (cost $244,841,946)	$245,285,922

Corporate Bonds - 29.7%
	Agriculture - 0.1%
675,000	Cargill, Inc. 1.38%, 07/23/2023(1)	688,838

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Apparel - 0.2%
$ 1,550,000	VF Corp. 2.05%, 04/23/2022	$1,575,354

	Auto Manufacturers - 3.1%
	American Honda Finance Corp.
2,000,000	0.34%, 01/21/2022, 3 mo. USD LIBOR + 0.120%(2)	2,000,629
2,050,000	0.40%, 10/21/2022	2,050,584
2,250,000	Daimler Finance North America LLC 2.20%, 10/30/2021(1)	2,270,382
	General Motors Financial Co., Inc.
2,000,000	3.45%, 04/10/2022	2,046,936
1,000,000	3.55%, 07/08/2022	1,035,859
1,250,000	Hyundai Capital America 1.17%, 07/08/2021, 3 mo. USD LIBOR + 0.940%(1)(2)	1,251,361
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	489,557
	Toyota Motor Credit Corp.
2,352,000	0.32%, 08/13/2021, 3 mo. USD LIBOR + 0.125%(2)	2,352,912
1,650,000	0.35%, 10/14/2022	1,650,507
2,000,000	0.37%, 01/11/2024, 3 mo. USD SOFR + 0.330%(2)(5)	2,005,579
1,525,000	1.15%, 05/26/2022	1,541,870
	Volkswagen Group of America Finance LLC
1,600,000	0.75%, 11/23/2022(1)	1,604,512
750,000	3.13%, 05/12/2023(1)	788,007
2,275,000	4.00%, 11/12/2021(1)	2,324,470

		23,413,165

	Biotechnology - 0.2%
1,875,000	Gilead Sciences, Inc. 0.33%, 09/17/2021, 3 mo. USD LIBOR + 0.150%(2)	1,875,347

	Chemicals - 0.1%
430,000	Nutrition & Biosciences, Inc. 0.70%, 09/15/2022(1)	430,783

	Commercial Banks - 11.8%
	ABN Amro Bank N.V.
2,400,000	0.76%, 08/27/2021, 3 mo. USD LIBOR + 0.570%(1)(2)	2,404,685
2,450,000	3.40%, 08/27/2021(1)	2,480,384
1,250,000	Bank of America Corp. 0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 3 mo. USD SOFR + 0.740% thereafter)(6)	1,253,036
640,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	654,521
675,000	Barclays Bank plc 1.70%, 05/12/2022	684,315
3,000,000	BNP Paribas S.A. 0.58%, 08/07/2021, 3 mo. USD LIBOR + 0.390%(1)(2)	3,003,955
3,518,000	BPCE S.A. 3.00%, 05/22/2022(1)	3,619,018
900,000	Canadian Imperial Bank of Commerce 0.81%, 03/17/2023, 3 mo. USD SOFR + 0.800%(2)	907,668
1,500,000	Capital One Financial Corp. 1.14%, 03/09/2022, 3 mo. USD LIBOR + 0.950%(2)	1,510,521
350,000	Capital One NA 2.15%, 09/06/2022	358,019
1,500,000	Citibank NA 2.84%, 05/20/2022, (2.84% fixed rate until 05/20/2021; 3 mo. USD LIBOR + 0.596% thereafter)(6)	1,504,755
	Citigroup, Inc.
3,750,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(6)	3,789,652
2,300,000	2.70%, 10/27/2022	2,373,974
2,250,000	4.50%, 01/14/2022	2,323,190
1,550,000	Cooperatieve Rabobank UA 0.34%, 01/12/2024, 3 mo. USD SOFR + 0.300%(2)	1,550,961

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Credit Suisse AG
$ 750,000	0.47%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	$750,384
1,945,000	2.10%, 11/12/2021	1,965,243
1,550,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	1,581,813
	Danske Bank A/S
1,142,000	2.00%, 09/08/2021(1)	1,150,174
1,250,000	3.00%, 09/20/2022, (3.00% fixed rate until 09/20/2021; 3 mo. USD LIBOR + 1.249% thereafter)(1)(6)	1,262,557
1,285,000	5.00%, 01/12/2022(1)	1,327,298
2,000,000	Discover Bank 3.20%, 08/09/2021	2,015,099
705,000	Fifth Third Bank NA 1.80%, 01/30/2023	722,815
	Goldman Sachs Group, Inc.
1,150,000	0.43%, 01/27/2023, 3 mo. USD SOFR + 0.410%(2)	1,149,690
1,765,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 3 mo. USD SOFR + 0.538% thereafter)(6)	1,765,142
525,000	Huntington National Bank 1.80%, 02/03/2023	536,909
1,900,000	JPMorgan Chase & Co. 0.59%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	1,905,153
	KeyBank NA
2,000,000	0.35%, 01/03/2024, 3 mo. USD SOFR + 0.340%(2)	1,999,287
1,350,000	1.25%, 03/10/2023	1,370,870
1,150,000	Macquarie Bank Ltd. 0.44%, 12/16/2022(1)	1,148,124
1,724,000	Mitsubishi UFJ Financial Group, Inc. 3.54%, 07/26/2021	1,741,066
	Mizuho Financial Group, Inc.
1,100,000	0.82%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,105,060
2,800,000	1.70%, 04/12/2021, 3 mo. USD LIBOR + 1.480%(1)(2)	2,800,838
	Morgan Stanley
1,800,000	0.73%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	1,804,399
705,000	1.62%, 04/21/2021, 3 mo. USD LIBOR + 1.400%(2)	705,466
2,300,000	2.63%, 11/17/2021	2,334,756
2,765,000	2.75%, 05/19/2022	2,838,436
1,025,000	4.88%, 11/01/2022	1,092,778
675,000	National Australia Bank Ltd. 1.88%, 12/13/2022	692,644
875,000	National Bank of Canada 0.90%, 08/15/2023, (0.90% fixed rate until 08/15/2022; 12 mo. USD CMT + 0.770% thereafter)(6)	878,975
	Nordea Bank Abp
875,000	1.00%, 06/09/2023(1)	884,511
1,925,000	4.88%, 05/13/2021(1)	1,934,110
875,000	PNC Bank NA 0.50%, 02/24/2023, 3 mo. USD LIBOR + 0.325%(2)	876,632
1,925,000	Royal Bank of Canada 0.33%, 01/19/2024, 3 mo. USD SOFR + 0.300%(2)	1,922,286
1,500,000	Santander UK plc 0.81%, 06/01/2021, 3 mo. USD LIBOR + 0.620%(2)	1,501,485
2,255,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	2,255,406
1,360,000	Standard Chartered plc 2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(6)	1,372,033
1,250,000	Svenska Handelsbanken AB 0.65%, 05/24/2021, 3 mo. USD LIBOR + 0.470%(2)	1,250,916
1,566,000	Synchrony Bank 3.00%, 06/15/2022	1,608,702
	Toronto-Dominion Bank
2,700,000	0.28%, 01/06/2023, 3 mo. USD SOFR + 0.240%(2)	2,700,810
750,000	0.46%, 09/28/2023, 3 mo. USD SOFR + 0.450%(2)	753,021
675,000	0.50%, 01/27/2023, 3 mo. USD SOFR + 0.480%(2)	677,835

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	UBS Group AG
$ 450,000	2.01%, 04/14/2021, 3 mo. USD LIBOR + 1.780%(1)(2)	$450,199
3,425,000	2.65%, 02/01/2022(1)	3,489,878
2,175,000	3.00%, 04/15/2021(1)	2,176,684

		88,918,138

	Commercial Services - 0.1%
915,000	Equifax, Inc. 1.06%, 08/15/2021, 3 mo. USD LIBOR + 0.870%(2)	916,973

	Diversified Financial Services - 3.4%
	AIG Global Funding
2,950,000	0.66%, 06/25/2021, 3 mo. USD LIBOR + 0.460%(1)(2)	2,953,184
785,000	0.80%, 07/07/2023(1)	789,349
	American Express Co.
1,000,000	0.72%, 05/17/2021, 3 mo. USD LIBOR + 0.525%(2)	1,000,196
1,700,000	0.80%, 11/05/2021, 3 mo. USD LIBOR + 0.600%(2)	1,704,589
1,244,534	DT Auto Owner Trust 0.54%, 04/15/2024(1)	1,246,075
1,034,092	Exeter Automobile Receivables Trust 0.46%, 10/17/2022	1,034,402
1,394,319	GM Financial Automobile Leasing Trust 0.35%, 11/21/2022	1,395,170
1,662,760	GM Financial Consumer Automobile Receivables Trust 0.35%, 07/17/2023	1,663,504
2,385,000	Honda Auto Receivables Owner Trust 0.27%, 02/21/2023	2,385,507
1,610,000	Hyundai Auto Lease Securitization Trust 0.36%, 01/17/2023(1)	1,611,119
1,575,000	Intercontinental Exchange, Inc. 0.83%, 06/15/2023, 3 mo. USD LIBOR + 0.650%(2)	1,576,320
449,319	Marlette Funding Trust 1.02%, 09/16/2030(1)	449,901
961,341	Mercedes-Benz Auto Lease Trust 0.31%, 02/15/2023	961,502
585,000	MMAF Equipment Finance LLC 0.38%, 08/14/2023(1)	585,494
805,000	Nasdaq, Inc. 0.45%, 12/21/2022	805,497
945,000	USAA Capital Corp. 2.63%, 06/01/2021(1)	948,789
655,000	Volvo Financial Equipment LLC 0.37%, 04/17/2023(1)	655,303
2,467,326	World Omni Auto Receivables Trust 0.35%, 12/15/2023	2,469,092
1,350,553	World Omni Select Auto Trust 0.47%, 06/17/2024	1,351,524

		25,586,517

	Electric - 1.8%
3,175,000	CenterPoint Energy, Inc. 0.68%, 03/02/2023, 3 mo. USD LIBOR + 0.500%(2)	3,175,902
445,000	Consumers Energy Co. 0.35%, 06/01/2023	444,245
2,400,000	DTE Energy Co. 0.55%, 11/01/2022	2,401,209
1,070,000	National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/2022	1,082,021
	NextEra Energy Capital Holdings, Inc.
2,675,000	0.45%, 02/22/2023, 3 mo. USD LIBOR + 0.270%(2)	2,675,413
1,085,000	0.55%, 03/01/2023, 3 mo. USD SOFR + 0.540%(2)	1,087,715
990,000	2.40%, 09/01/2021	998,488
2,070,000	Southern California Edison Co. 0.45%, 12/03/2021, 3 mo. USD LIBOR + 0.270%(2)	2,071,093

		13,936,086

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Electronics - 0.3%
	Honeywell International, Inc.
$ 1,000,000	0.48%, 08/19/2022	$1,000,916
1,000,000	2.15%, 08/08/2022	1,025,044
295,000	Roper Technologies, Inc. 0.45%, 08/15/2022	294,869

		2,320,829

	Food - 0.6%
2,223,000	Campbell Soup Co. 2.50%, 08/02/2022	2,284,648
1,750,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(1)	1,793,022
750,000	Mondelez International, Inc. 0.63%, 07/01/2022	752,251

		4,829,921

	Gas - 0.3%
2,650,000	ONE Gas, Inc. 0.79%, 03/11/2023, 3 mo. USD LIBOR + 0.610%(2)	2,650,040

	Healthcare-Products - 0.2%
1,215,000	Stryker Corp. 0.60%, 12/01/2023	1,215,732

	Insurance - 1.1%
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	766,461
	MassMutual Global Funding II
848,000	0.85%, 06/09/2023(1)	855,033
950,000	2.25%, 07/01/2022(1)	972,664
2,500,000	Metropolitan Life Global Funding I 3.00%, 01/10/2023(1)	2,614,776
875,000	New York Life Global Funding 1.10%, 05/05/2023(1)	887,445
650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)	648,672
	Protective Life Global Funding
1,000,000	0.71%, 06/28/2021, 3 mo. USD LIBOR + 0.520%(1)(2)	1,001,161
420,000	1.08%, 06/09/2023(1)	425,461

		8,171,673

	IT Services - 0.2%
875,000	Apple, Inc. 0.75%, 05/11/2023	883,789
1,000,000	Hewlett Packard Enterprise Co. 0.96%, 10/05/2021, 3 mo. USD LIBOR + 0.720%(2)	1,000,164

		1,883,953

	Machinery - Construction & Mining - 0.6%
4,173,000	Caterpillar Financial Services Corp. 0.40%, 11/12/2021, 3 mo. USD LIBOR + 0.200%(2)	4,177,165

	Machinery-Diversified - 0.1%
1,060,000	Otis Worldwide Corp. 0.69%, 04/05/2023, 3 mo. USD LIBOR + 0.450%(2)	1,060,055

	Media - 0.7%
1,250,000	Fox Corp. 3.67%, 01/25/2022	1,282,821
3,850,000	NBCUniversal Enterprise, Inc. 0.64%, 04/01/2021, 3 mo. USD LIBOR + 0.400%(1)(2)	3,850,000

		5,132,821

	Miscellaneous Manufacturing - 0.1%
1,090,000	Siemens Financieringsmaatschappij N.V. 0.40%, 03/11/2023(1)	1,091,210

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Oil & Gas - 0.4%
$ 1,125,000	Chevron USA, Inc. 0.33%, 08/12/2022	$1,125,645
1,675,000	Shell International Finance B.V. 2.25%, 01/06/2023	1,731,514

		2,857,159

	Pharmaceuticals - 1.4%
	AbbVie, Inc.
1,500,000	2.15%, 11/19/2021	1,516,791
2,200,000	3.45%, 03/15/2022	2,250,673
1,690,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	1,691,417
1,500,000	Bayer U.S. Finance LLC 0.83%, 06/25/2021, 3 mo. USD LIBOR + 0.630%(1)(2)	1,501,125
	Bristol-Myers Squibb Co.
1,700,000	2.55%, 05/14/2021	1,704,199
1,323,000	3.25%, 02/20/2023	1,389,017
750,000	Mylan N.V. 3.15%, 06/15/2021	752,368

		10,805,590

	Pipelines - 0.1%
390,000	Kinder Morgan Energy Partners L.P. 5.00%, 10/01/2021	394,177

	REITS - 0.1%
590,000	American Tower Corp. 2.25%, 01/15/2022	598,227

	Retail - 0.9%
1,620,000	7-Eleven, Inc. 0.63%, 02/10/2023(1)	1,621,578
4,980,000	Alimentation Couche-Tard, Inc. 2.70%, 07/26/2022(1)	5,111,048

		6,732,626

	Semiconductors - 0.6%
2,956,000	Microchip Technology, Inc. 3.92%, 06/01/2021	2,973,086
1,138,000	NXP B.V. / NXP Funding LLC 3.88%, 09/01/2022(1)	1,188,263

		4,161,349

	Software - 0.2%
1,525,000	Fidelity National Information Services, Inc. 0.38%, 03/01/2023	1,520,200

	Telecommunications - 0.6%
1,000,000	AT&T, Inc. 0.65%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	1,001,188
3,700,000	Verizon Communications, Inc. 0.51%, 03/22/2024, 3 mo. USD SOFR + 0.500%(2)	3,709,946

		4,711,134

	Trucking & Leasing - 0.4%
1,375,000	Aviation Capital Group LLC 0.88%, 07/30/2021, 3 mo. USD LIBOR + 0.670%(1)(2)	1,373,564
1,525,000	NTT Finance Corp. 0.37%, 03/03/2023(1)	1,524,208

		2,897,772

	Total Corporate Bonds (cost $224,043,379)	$224,552,834

Municipal Bonds - 0.3%
	Tobacco - 0.3%
2,035,000	Buckeye, OH, Tobacco Settlement Finance Auth 1.58%, 06/01/2021	2,038,836

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Total Municipal Bonds (cost $2,035,000)	$2,038,836

U.S. Government Agencies - 2.1%
	Mortgage-Backed Agencies - 1.7%
	FHLMC - 0.7%
$ 1,711,742	1.00%, 05/15/2041	$1,738,392
1,279,225	1.75%, 04/15/2027	1,305,285
90,568	3.00%, 05/15/2037	90,579
409,502	3.00%, 05/15/2043	420,783
365,812	3.50%, 05/15/2042	373,871
540,318	3.50%, 11/15/2042	551,316
1,115,207	3.50%, 05/15/2044	1,132,409

		5,612,635

	FNMA - 0.5%
$ 2,341,542	1.75%, 09/25/2041	$2,381,498
636,886	3.00%, 07/25/2041	647,405
769,920	3.00%, 08/25/2041	783,205

		3,812,108

	GNMA - 0.5%
$ 1,232,233	1.70%, 10/20/2045	$1,248,670
1,296,279	1.80%, 05/20/2041	1,309,839
1,056,915	2.50%, 09/20/2046	1,086,030

		3,644,539

	Other Direct Federal Obligations - 0.4%
$ 3,000,000	FHLMC 1.85%, 04/16/2021	$3,002,194

		3,002,194

	Total U.S. Government Agencies (cost $15,991,280)	$16,071,476

U.S. Government Securities - 11.1%
	Other Direct Federal Obligations - 5.3%
	FFCB - 1.2%
4,500,000	0.53%, 01/18/2022	4,514,786
4,355,000	1.90%, 06/24/2021	4,373,486

		8,888,272

	FHLB - 4.1%
25,000,000	0.13%, 09/30/2021	25,007,397
6,000,000	0.25%, 06/03/2022	6,009,125

		31,016,522

		39,904,794

	U.S. Treasury Securities - 5.8%
	U.S. Treasury Notes - 5.8%
1,350,000	0.15%, 04/30/2021, 3 mo. USTMMR + 0.139%(2)	1,350,077
5,000,000	1.13%, 02/28/2022	5,047,656
10,000,000	1.38%, 04/30/2021	10,010,531
22,625,000	1.75%, 11/30/2021	22,879,531
4,425,000	2.88%, 10/15/2021	4,492,067

		43,779,862

	Total U.S. Government Securities (cost $83,345,518)	$83,684,656

	Total Long-Term Investments (cost $570,257,123)	$571,633,724

Short-Term Investments - 23.9%
	Commercial Paper - 4.0%
1,000,000	ABN Amro Funding USA LLC 0.24%, 05/04/2021(8)	999,780
4,000,000	AT&T, Inc. 0.37%, 10/19/2021(8)	3,993,850

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
3,600,000	Banco Santander 0.37%, 10/28/2021	$3,596,329
	BPCE S.A.
1,500,000	0.24%, 07/01/2021	1,499,459
1,000,000	0.25%, 07/01/2021	999,640
1,975,000	Dexia Credit Local S.A. 0.24%, 05/10/2021	1,974,486
1,750,000	Mitsubishi UFJ 0.25%, 04/28/2021	1,749,672
5,500,000	National Bank of Canada 0.22%, 05/13/2021	5,498,588
	Svenska Handelsbanken AB
3,000,000	0.24%, 03/16/2022	2,993,642
7,100,000	0.25%, 08/12/2021	7,096,168

		30,401,614

	Foreign Government Obligations - 6.8%
	Bank of Montreal/Chicago
2,500,000	0.15%, 10/12/2021, 3 mo. USD SOFR + 0.140%(2)	2,499,873
7,250,000	0.20%, 11/12/2021, 3 mo. USD SOFR + 0.190%(2)	7,251,357
4,000,000	Canadian Imperial Bank of Commerce 0.27%, 12/03/2021, 3 mo. USD LIBOR + 0.090%(2)	4,001,591
	Cooperatieve Centrale
2,000,000	0.21%, 03/16/2022	1,999,728
1,900,000	0.25%, 08/09/2021	1,900,000
8,825,000	Credit Agricole Corporate & Investment Bank S.A. 0.14%, 05/19/2021, 3 mo. USD SOFR + 0.130%(2)	8,825,000
5,500,000	National Australia Bank Ltd. 0.26%, 11/10/2021, 3 mo. USD LIBOR + 0.060%(1)(2)	5,500,000
6,000,000	Skandinaviska Enskilda Banken AB 0.25%, 05/13/2021	6,000,000
2,275,000	Standard Chartered 0.24%, 03/04/2022	2,273,976
4,000,000	Sumitomo Mitsui Trust 0.27%, 05/17/2021	4,000,000
2,250,000	Toronto-Dominion 0.23%, 03/17/2022	2,250,722
5,000,000	Westpac Banking Corp. 0.18%, 11/19/2021	4,999,288

		51,501,535

	Repurchase Agreements - 0.8%
6,237,071	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2021 at 0.001%, due on 04/01/2021 with a maturity value of $6,237,071; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/2026, with a market value of $6,361,826	6,237,071

	Securities Lending Collateral - 0.1%
36,345	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	36,345
403,002	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)	403,002

		439,347

	U.S. Treasury Securities - 12.2%
	U.S. Treasury Bills - 12.2%
2,500,000	0.11%, 12/30/2021(8)	2,499,005
5,375,000	0.12%, 04/22/2021(8)	5,374,703
16,000,000	0.14%, 11/04/2021(8)	15,997,250
38,925,000	0.14%, 10/07/2021(8)	38,919,681
7,500,000	0.16%, 04/22/2021(8)	7,499,300
3,047,200	0.16%, 05/20/2021(8)	3,046,545
6,952,800	0.16%, 05/20/2021(8)	6,951,286
4,000,000	0.17%, 04/22/2021(8)	3,999,615

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	U.S. Treasury Bills - 12.2% (continued)
7,425,000	0.17%, 05/20/2021(8)		$7,423,246

			91,710,631

	Total Short-Term Investments (cost $180,250,148)		$180,290,198

	Total Investments (cost $750,507,271)	99.6%	$751,923,922
	Other Assets and Liabilities	0.4%	2,940,890

	Total Net Assets	100.0%	$754,864,812

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $229,208,778, representing 30.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2021. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Municipal Abbreviations:
Auth	Authority

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$245,285,922	$—	$245,285,922	$—
Corporate Bonds	224,552,834	—	224,552,834	—
Municipal Bonds	2,038,836	—	2,038,836	—
U.S. Government Agencies	16,071,476	—	16,071,476	—
U.S. Government Securities	83,684,656	—	83,684,656	—
Short-Term Investments	180,290,198	439,347	179,850,851	—

Total	$751,923,922	$439,347	$751,484,575	$—

(1) For the period ended March 31, 2021, there were no transfers in and out of Level 3.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). SPACs, sometimes referred to “blank-check” companies, do not have an operating history but conduct an initial public offering (“IPO”) the proceeds of which are held in a trust account and used to finance an acquisition of a business or assets. Following the IPO but prior to finalizing the merger or purchase agreement, the SPAC often will raise additional capital through committed debt or equity financing, the latter of which is often structured as a PIPE commitment. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The Small Company HLS Fund had contingent commitments outstanding of approximately $13,604,640 to purchase PIPE shares as of March 31, 2021.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a security of a Fund is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for a Fund.

The Fund retains loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to a Fund). Upon termination of a loan, each Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of March 31, 2021.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Hartford Balanced HLS Fund	$21,204,516	$(21,204,516)	$ —
Hartford Capital Appreciation HLS Fund	32,350,915	(32,350,915)	—
Hartford Disciplined Equity HLS Fund	10,862,932	(10,862,932)	—
Hartford Dividend and Growth HLS Fund	10,813,802	(10,813,802)	—
Hartford Healthcare HLS Fund	2,070,524	(2,070,524)	—
Hartford International Opportunities HLS Fund	—	—	—
Hartford MidCap HLS Fund	27,396,473	(27,396,473)	—
Hartford Small Company HLS Fund	5,890,975	(5,890,975)	—
Hartford Stock HLS Fund	—	—	—
Hartford Total Return Bond HLS Fund	7,525,636	(7,525,636)	—
Hartford Ultrashort Bond HLS Fund	450,252	(450,252)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Hartford Balanced HLS Fund	$21,650,764	$—
Hartford Capital Appreciation HLS Fund	33,368,648	643,402
Hartford Disciplined Equity HLS Fund	10,808,600	—
Hartford Dividend and Growth HLS Fund	11,092,194	—
Hartford Healthcare HLS Fund	2,027,557	—
Hartford International Opportunities HLS Fund	—	—
Hartford MidCap HLS Fund	29,064,412	—
Hartford Small Company HLS Fund	5,895,160	48
Hartford Stock HLS Fund	—	—
Hartford Total Return Bond HLS Fund	7,801,892	—
Hartford Ultrashort Bond HLS Fund	462,470	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

Hartford Balanced HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$21,624,186	$—	$—	$—	21,624,186
Corporate Bonds	26,578	—	—	—	26,578

Total Borrowings	$21,650,764	$—	$—	$—	$21,650,764

Gross amount of recognized liabilities for securities lending transactions					$21,650,764

Hartford Capital Appreciation HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$33,368,648	$—	$—	$—	33,368,648

Total Borrowings	$33,368,648	$—	$—	$—	$33,368,648

Gross amount of recognized liabilities for securities lending transactions					$33,368,648

Hartford Disciplined Equity HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$10,808,600	$—	$—	$—	10,808,600

Total Borrowings	$10,808,600	$—	$—	$—	$10,808,600

Gross amount of recognized liabilities for securities lending transactions					$10,808,600

Hartford Dividend and Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$11,092,194	$—	$—	$—	11,092,194

Total Borrowings	$11,092,194	$—	$—	$—	$11,092,194

Gross amount of recognized liabilities for securities lending transactions					$11,092,194

Hartford Healthcare HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$2,027,557	$—	$—	$—	2,027,557

Total Borrowings	$2,027,557	$—	$—	$—	$2,027,557

Gross amount of recognized liabilities for securities lending transactions					$2,027,557

Hartford MidCap HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$29,064,412	$—	$—	$—	29,064,412

Total Borrowings	$29,064,412	$—	$—	$—	$29,064,412

Gross amount of recognized liabilities for securities lending transactions					$29,064,412

Hartford Small Company HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$5,895,160	$—	$—	$—	5,895,160

Total Borrowings	$5,895,160	$—	$—	$—	$5,895,160

Gross amount of recognized liabilities for securities lending transactions					$5,895,160

Hartford Total Return Bond HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$3,730,194	$—	$—	$—	3,730,194
Municipal Bonds	4,071,698	—	—	—	4,071,698

Total Borrowings	$7,801,892	$—	$—	$—	$7,801,892

Gross amount of recognized liabilities for securities lending transactions					$7,801,892

Hartford Ultrashort Bond HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$462,470	$—	$—	$—	462,470

Total Borrowings	$462,470	$—	$—	$—	$462,470

Gross amount of recognized liabilities for securities lending transactions					$462,470

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.